                                                      Registration No. 333-79471


     As filed with the Securities and Exchange Commission on April 16, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6
                         POST-EFFECTIVE AMENDMENT NO. 5
                        TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                           SEPARATE ACCOUNT USL VL-R
                             (Exact Name of Trust)

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                           (Exact Name of Depositor)
                          390 Park Avenue, 5/th/ Floor
                            New York, New York 10022
         (Complete Address of Depositor's Principal Executive Offices)

                             Lauren W. Jones, Esq.
                             Deputy General Counsel
                        American General Life Companies
                               2929 Allen Parkway
                           Houston, Texas 77019-2155
                (Name and Complete Address of Agent for Service)

                Title and Amount of Securities Being Registered:
                  An Indefinite Amount of Units of Interest in
        The United States Life Insurance Company in the City of New York
                           Separate Account USL VL-R
                     Under Variable Life Insurance Policies

Amount of Filing Fee:  None required.

It is proposed that this filing will become effective on May 1, 2002 pursuant to paragraph (b) of Rule 485.

Registrant elects to be governed by Rule 63-e(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Variable Life Insurance Policies described in the Prospectus.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                           SEPARATE ACCOUNT USL VL-R
                  RECONCILIATION AND TIE BETWEEN ITEMS IN FORM
                           N-8B-2 AND THE PROSPECTUS
                    (PURSUANT TO INSTRUCTION 4 OF FORM S-6)

                             CROSS REFERENCE SHEET

ITEM NO. OF FORM N-8B-2*                      PROSPECTUS CAPTION
------------------------                      ------------------
1                                        Additional Information: Separate
                                          Account USL VL-R.
2                                        Additional Information:  USL.
3                                        Inapplicable.
4                                        Additional Information: Distribution of
                                          Policies.
5, 6                                     Additional Information: Separate
                                          Account USL VL-R.
7                                        Inapplicable.**
8                                        Inapplicable.**
9                                        Additional Information:  Legal Matters.
10(a)                                    Additional Information:  Your
                                          Beneficiary. Assigning Your Policy.
10(b)                                    Basic Questions You May Have: How will
                                          the value of my investment in a Policy
                                          change over time?
10(c)(d)                                 Basic Questions You May Have: How can I
                                          change my Policy's insurance coverage?
                                          How can I access my investment in a
                                          Policy? Can I choose the form in which
                                          USL pays out any proceeds from my
                                          Policy? Additional Information: Tax
                                          Effects. Assigning Your Policy.
                                          Payment of Policy Proceeds.
10(e)                                    Basic Questions You May Have: Must I
                                          invest any minimum amount in a policy?
                                          Additional Information: Tax Effects.
10(f)                                    Additional Information:  Voting
                                          Privileges.
10(g)(1), 10(g)(4), 10(h)(3), 10(h)(2)   Basic Questions You May Have: To what
                                          extent will USL vary the terms and
                                          conditions of the Policies in
                                          particular cases? Additional
                                          Information: Voting Privileges;
                                          Additional Rights That We Have.
10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)    Inapplicable.**
10(i)                                    Basic Questions You May Have: How can
                                          I change my Policy's insurance
                                          coverage? What additional rider
                                          benefits might I select? Additional
                                          Information: Separate Account USL
                                          VL-R. Tax Effects.
11                                       Basic Questions You May Have: How will
                                          the value of my investment in a Policy
                                          change over time? Additional
                                          Information: Separate Account USL
                                          VL-R.
12(a)                                    Additional Information: Separate
                                          Account USL VL-R. Front Cover.
12(b)                                    Inapplicable.**
12(c), 12(d)                             Inapplicable.**
12(e)                                    Inapplicable, because the Separate
                                          Account has not commenced operations.
13(a)                                    Basic Questions You May Have: What
                                          charges will USL deduct from my
                                          investment in a Policy? What charges
                                          and expenses will the Mutual Funds
                                          deduct from amounts I invest through
                                          my Policy? How can I change my
                                          Policy's insurance coverage? How can I
                                          access my investment? Additional
                                          Information: More About Policy
                                          Charges. More about our Declared Fixed
                                          Interest Account Option.
13(b)                                    Inapplicable.
13(c)                                    Inapplicable.**
13(d)                                    Basic Questions You May Have: To what
                                          extent will USL vary the terms and
                                          conditions of the Policy in particular
                                          cases?
13(e)                                    None.
13(f), 13(g)                             Inapplicable.**
14                                       Basic Questions You May Have: How can I
                                          invest money in a Policy? How will the
                                          value of my investment in a Policy
                                          change over time? Additional
                                          Information: Service Agreements.
15                                       Basic Questions You May Have: How can I
                                          invest money in a Policy? How do I
                                          communicate with USL? Additional
                                          Information: Effective Date of Policy
                                          and Related Transactions.
16                                       Basic Questions You May Have: How will
                                          the value of my investment in a Policy
                                          change over time? Additional
                                          Information: Separate Account USL
                                          VL-R.

ITEM NO.                                 ADDITIONAL INFORMATION
--------                                 ----------------------
17(a), 17(b)                             Captions referenced under Items 10(c),
                                          10(d) and 10(e).
17(c)                                    Inapplicable.**
18(a)                                    Captions referred to under Item 16.
18(b), 18(d)                             Inapplicable.**
18(c)                                    Additional Information: Separate
                                          Account USL VL-R.
19                                       Additional Information: Separate
                                          Account USL VL-R. Performance
                                          Information: Our Reports to Policy
                                          Owners.
20(a), 20(b), 20(c), 20(d), 20(e), 20(f) Inapplicable.**
21(a), 21(b)                             Basic Questions You May Have: How can I
                                          access my investment in a Policy?
                                          Additional Information: Payment of
                                          Policy Proceeds.
21(c)                                    Inapplicable.**
22                                       Additional Information: USL. Tax
                                          Effects. Payment of Policy Proceeds.
                                          Service Agreements.
23                                       Inapplicable.**
24                                       Additional Information: Additional
                                          Rights That We Have.
25                                       Additional Information:  USL.
26                                       Inapplicable, because the Separate
                                          Account has not commenced operations.
27                                       Inapplicable, because the Separate
                                          Account has not commenced operations.
28                                       Additional Information:  USL's
                                          Management.
29                                       Additional Information:  USL.
30, 31, 32, 33, 34                       Inapplicable, because the Separate
                                          Account has not commenced operations.
35                                       Inapplicable, because the Separate
                                          Account has not commenced operations.
36                                       Inapplicable.**

37                                       None.
38, 39                                   Additional Information: Distribution of
                                          the Policies.
40                                       Inapplicable, because the Separate
                                          Account has not commenced operations.
41(a)                                    Additional Information: Distribution of
                                          the Policies.
41(b), 41(c)                             Inapplicable**
42,43                                    Inapplicable, because the Separate
                                          Account has not commenced operations
                                          or issued any securities.
44(a)(1)                                 Basic Questions You May Have: How will
                                          the value of my investment in a Policy
                                          change over time?
44(a)(2)                                 Inapplicable.
44(a)(3), 44(a)(4), 44(a)(5), 44(a)(6)   Basic Questions You May Have: What
                                          charges will USL deduct from my
                                          investment in a Policy? Additional
                                          Information: Tax Effects.
44(b)                                    Inapplicable.**
44(c)                                    Caption referenced in 13(a), 13(c) and
                                          13(d) above.
45                                       Inapplicable, because the Separate
                                          Account has not commenced operations.
46(a)                                    Captions referenced in 44(a) above.
46(b)                                    Inapplicable.**
47, 48, 49                               Inapplicable.**
50                                       Inapplicable.**
51                                       Inapplicable.**
52(a), 52(c)                             Basic Questions You May Have: To what
                                          extent can USL vary the terms and
                                          conditions of the Policy in particular
                                          cases? Additional Information:
                                          Additional Rights That We Have.
52(b)                                    Inapplicable, because the Separate
                                          Account has not commenced operations
                                          or issued any securities.
52(d)                                    None.
53(a)                                    Additional Information: Separate
                                          Account USL VL-R. Tax Effects.
53(b), 54                                Inapplicable.**
55                                       Illustrations of Hypothetical Policy
                                          Benefits.
56-58                                    Inapplicable.**
59                                       Financial Statements.


* Registrant includes this Reconciliation and Tie in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Separate Account USL VL-R (Account) has previously filed a notice of registration as an investment company on Form N-8A under the Investment Company Act of 1940 (Act), and a Form N-8B-2 Registration Statement. Pursuant to Sections 8 and 30(b)(1) of the
     Act, Rule 30a-1 under the Act, and Forms N-8B-2 and N-SAR under that
     Act, the Account will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission (Commission).

** Not required pursuant to either Instruction 1(a) as to the Prospectus as set out in Form S-6 or the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.


                                                       PLATINUM INVESTOR SM
                           FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (THE "POLICIES") ISSUED BY
                             THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK ("USL")

ADMINISTRATIVE CENTER:                 HOME OFFICE:                    PREMIUM PAYMENTS:
(Express Delivery)                     390 Park Avenue, 5/th/ Floor    (EXPRESS DELIVERY)
VUL Administration                     New York, New York 10022-4684   The United States Life Insurance Company in
2727-A Allen Parkway                   1-212-709-6000                  the City of New York
Houston, Texas 77019-2191                                              c/o Southwest Bank of Texas
1-800-251-3720; 1-713-831-3913                                         4400 Post Oak Parkway
(Hearing Impaired) 1-888-436-5258                                      Houston, Texas 77027
Fax: 1-877-445-3098                                                    Attention: Lockbox Processing
(EXCEPT PREMIUM PAYMENTS)

(U.S. MAIL)                                                            (U.S. MAIL)
VUL Administration                                                     The United States Life Insurance Company in
P.O. Box 4880                                                          the City of New York
Houston, Texas 77210-4880                                              P.O. Box 4728, Dept. L
                                                                       Houston, Texas 77210-4728

This booklet is called the "prospectus."

     Investment options. The USL declared fixed interest account is the fixed investment option for this Policy. You can also use
USL's Separate Account USL VL-R ("Separate Account") to invest in the following variable investment options. You may change your selections from time to time:

                          FUND                             INVESTMENT ADVISER                       INVESTMENT OPTION
       ------------------------------------------   --------------------------------   --------------------------------------------

..      AIM Variable Insurance Funds..............   A I M Advisors, Inc.............   AIM V.I. International Growth Fund
       - Class I Shares                                                                AIM V.I. Premier Equity Fund
..      American Century Variable Portfolios, Inc.   American Century Investment.....   VP Value Fund
                                                    Management, Inc.
..      Ayco Series Trust.........................   The Ayco Company, L.P. .........   Ayco Growth Fund
..      Credit Suisse Trust.......................   Credit Suisse Asset.............   Small Cap Growth Portfolio
                                                    Management, LLC
..      Dreyfus Investment Portfolios.............   The Dreyfus Corporation.........   MidCap Stock Portfolio - Initial shares
..      Dreyfus Variable Investment Fund..........   The Dreyfus Corporation.........   Quality Bond Portfolio - Initial shares
                                                                                       Small Cap Portfolio - Initial shares
..      Fidelity Variable Insurance Products Fund.   Fidelity Management &...........   VIP Asset Manager/SM/ Portfolio -
                                                    Research Company                    Service Class 2
                                                                                       VIP Contrafund/R/ Portfolio - Service Class 2
                                                                                       VIP Equity-Income Portfolio - Service Class 2
                                                                                       VIP Growth Portfolio - Service Class 2
..      Franklin Templeton Variable Insurance.....   Franklin Advisers, Inc..........   Franklin U.S. Government Fund - Class 2
       Products Trust                               Franklin Mutual Advisers, LLC      Mutual Shares Securities Fund - Class 2
                                                    Templeton Investment Counsel, LLC  Templeton Foreign Securities Fund - Class 2
..      Janus Aspen Series - Service Shares.......   Janus Capital...................   Aggressive Growth Portfolio
                                                                                       International Growth Portfolio
                                                                                       Worldwide Growth Portfolio
..      J. P. Morgan Series Trust II..............   J. P. Morgan Investment ........   JPMorgan Small Company
                                                    Management Inc.                      Portfolio
..      MFS Variable Insurance Trust..............   Massachusetts Financial Services   MFS Capital Opportunities Series
                                                    Company.........................   MFS Emerging Growth Series
                                                                                       MFS New Discovery Series
                                                                                       MFS Research Series
..      Neuberger Berman Advisers Management......   Neuberger Berman Management.....   Mid-Cap Growth Portfolio
       Trust                                        Inc.
..      PIMCO Variable Insurance Trust............   Pacific Investment Management...   PIMCO Real Return Portfolio
       Administrative Class                         Company LLC                        PIMCO Short-Term Portfolio
                                                                                       PIMCO Total Return Portfolio
..      Putnam Variable Trust.....................   Putnam Investment Management,...   Putnam VT Diversified Income Fund - Class IB
                                                    LLC                                Putnam VT Growth and Income Fund - Class IB
                                                                                       Putnam VT International Growth and
                                                                                       Income Fund - Class IB
..      SAFECO Resource Series Trust..............   SAFECO Asset Management.........   RST Equity Portfolio
                                                    Company                            RST Growth Opportunities Portfolio
..      The Universal Institutional Funds, Inc....   Morgan Stanley Investment.......   Equity Growth Portfolio
                                                    Management Inc.                    High Yield Portfolio
..      VALIC Company I...........................   VALIC...........................   International Equities Fund
                                                                                       Mid Cap Index Fund
                                                                                       Money Market I Fund
                                                                                       Nasdaq-100/R/ Index Fund
                                                                                       Science & Technology Fund
                                                                                       Small Cap Index Fund
                                                                                       Stock Index Fund
..      Vanguard Variable Insurance Fund..........   Wellington Management...........   High Yield Bond Portfolio
                                                    Company, LLP
                                                    The Vanguard Group..............   REIT Index Portfolio
..      Van Kampen Life Investment Trust..........   Van Kampen Asset Management Inc.   Growth and Income Portfolio
           -Class I Shares

     SEPARATE PROSPECTUSES CONTAIN MORE INFORMATION ABOUT THE MUTUAL FUNDS ("FUNDS" OR "MUTUAL FUNDS") IN WHICH WE INVEST THE AMOUNTS THAT YOU ALLOCATE TO ANY OF THE ABOVE-LISTED INVESTMENT OPTIONS (OTHER THAN OUR DECLARED FIXED INTEREST ACCOUNT OPTION). THE FORMAL NAME OF EACH SUCH FUND IS SET FORTH IN THE CHART THAT APPEARS ON PAGE 1. YOUR INVESTMENT RESULTS IN ANY SUCH OPTION WILL DEPEND ON THOSE OF THE RELATED FUND. YOU SHOULD BE SURE YOU ALSO READ THE PROSPECTUS OF THE MUTUAL FUND FOR ANY SUCH INVESTMENT OPTION YOU MAY BE INTERESTED IN. YOU CAN REQUEST FREE COPIES OF ANY OR ALL OF THE MUTUAL FUND PROSPECTUSES FROM YOUR USL REPRESENTATIVE OR FROM US AT OUR ADMINISTRATIVE CENTER LISTED ABOVE.

     Right to return. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund you the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted. To exercise your right to return your Policy, you must mail it directly to the Administrative Center address shown on the first page of this prospectus or return it to the USL representative through whom you purchased the Policy within 10 days after you receive it. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. Any additional premium we receive during the 15-day period will also be invested in the money market investment option and allocated to your chosen investment options at the same time as your initial net premium.

     Charges and expenses. We deduct charges and expenses, including charges for any additional benefit riders you choose, from the amounts you invest in the Policy. These are described beginning on page 7.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT AVAILABLE IN ALL STATES.

     THE POLICIES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

                     THIS PROSPECTUS IS DATED MAY 1, 2002.

                            GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you purchase a Platinum Investor/SM/ variable life policy ("Policy") or exercise any of your rights or privileges under a Policy. This prospectus generally describes only the variable portion of the Policy, except where the declared fixed interest account is specifically mentioned. Please read this prospectus carefully and keep it for future reference.

     Basic Information. Here are the page numbers in this prospectus where you may find answers to most of your questions:

                                                                 PAGE TO SEE IN
BASIC QUESTIONS YOU MAY HAVE:                                    THIS PROSPECTUS
-----------------------------                                    ---------------

..  What are the Policies?.............................................  4

..  How can I invest money in a Policy?................................  4

..  How will the value of my investment in a Policy change over time?..  6

..  What charges will USL deduct from my investment in a Policy?.......  7

..  What charges and expenses will the Mutual Funds deduct from amounts I invest through my Policy?................................  9

..  What payments does USL receive from the Mutual Funds?.............. 14

..  What is the basic amount of insurance ("death benefit") that USL pays when the insured person dies?................................. 15

..  Must I invest any minimum amount in a Policy?...................... 16

..  How can I change my Policy's investment options?................... 16

..  How can I change my Policy's insurance coverage?................... 17

..  What additional rider benefits might I select?..................... 18

..  How can I access my investment in a Policy?........................ 20

..  Can I choose the form in which USL pays out the proceeds from my Policy?......................................................... 23

..  To what extent can USL vary the terms and conditions of the
   Policy in particular cases?........................................ 24

..  How will my Policy be treated for income tax purposes?............. 24

..  How do I communicate with USL?..................................... 25

     Financial statements. We have included certain financial statements of USL in this prospectus. These begin on page USL VL-R-1.

      Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 58, which follows all of the financial pages). That index will refer you to pages that contain more about many of the words and phrases that we use.

                          BASIC QUESTIONS YOU MAY HAVE

WHAT ARE THE POLICIES?

     Summary. This prospectus describes the flexible premium variable life insurance Policy issued by USL (Policy Form No. 97600N). We pay a death benefit to a beneficiary you designate when the insured person dies. You choose one of two death benefit options.

     We apply your net premiums to your Policy. You may invest your premiums in our declared fixed interest account or in one or more of the variable investment options, or both. The value of your investment in a variable investment option depends on the investment results of the related Mutual Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment options. If the Fund investments go down, the value of a Policy can decline. The value of our declared fixed interest account will depend on the interest rates that we declare.

     Other choices you have. During the insured person's lifetime, you may, within limits, (1) request an increase or decrease in the amount of insurance,
(2) borrow or withdraw amounts you have invested, (3) choose when and how much you invest, (4) choose whether your accumulation value under your Policy, upon the insured person's death, will be added to the insurance proceeds we otherwise will pay to the beneficiary, and (5) add or delete certain other optional benefits that we make available by rider to your Policy.

     Illustrations of a hypothetical Policy. Starting on page 26, we have included some examples of how the values of a sample Policy would change over time, based on certain assumptions we have made. Because your circumstances may vary considerably from our assumptions, your USL representative will also provide you with a similar sample illustration that is more tailored to your own circumstances and wishes.

     Additional information. You may find the answers to any other questions you have under "Additional Information" beginning on page 29, or in the forms of our Policy and riders. A table of contents for the "Additional Information" portion of this prospectus also appears on page 29. You can obtain copies of our Policy and rider forms from (and direct any other questions to) your USL representative or our Administrative Center (shown on the first page of this prospectus).

HOW CAN I INVEST MONEY IN A POLICY?

     Premium payments. We call the payments you make "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the insured person. (Policies issued with automatic premium payment plans may have different minimums.) If mandated under applicable law, we may be required to reject a premium payment. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your right to return expires, as discussed on page 2, will be allocated upon receipt to the available investment options you have chosen.

     Limits on premium payments. Federal tax law may limit the amount of premium payments you can make (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under "How will my Policy be treated for income tax purposes?" beginning on page 24 and "Tax Effects" beginning on page 31. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. The tax law limits can vary as a result of changes you make to your Policy. For example, a reduction in the specified amount of your Policy can reduce the amount of premiums you can pay.

     Also, in certain limited circumstances (if your Policy is determined to be a "modified endowment contract" or if additional premiums cause the death benefit to increase more than the accumulation value), we may refuse to accept an additional premium if the insured person does not provide us with adequate evidence that he/she continues to meet our requirements for issuing insurance.

     Checks and money orders. You may pay premiums by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "The United States Life Insurance Company in the City of New York," or "USL." Premiums after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the first page of this prospectus.

     We also accept premium payments by bank draft, wire, or by exchange from another insurance company. You may obtain further information about how to make premium payments by any of these methods from your USL representative or from our Administrative Center shown on the first page of this prospectus.

     Dollar cost averaging. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value among your chosen variable investment options over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed. You should carefully consider your financial ability to continue the program over a long enough period of time to allocate accumulation value to the variable investment options when their value is low as well as when it is high.

     Under dollar cost averaging, we automatically make transfers of your accumulation value from the money market investment option to one or more of the other variable investment options that you choose. You tell us what day of the month you want these transfers to be made (other than the 29/th/, 30/th/ or 31/st/ of a month) and whether the transfers on that day should occur monthly, quarterly, semi-annually or annually. We make the transfers at the end of the valuation period containing the day of the month you select. (The term "valuation period" is described on page 41.) You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. Dollar cost averaging ceases upon your request, or if your accumulation value in the money market investment option becomes exhausted. You cannot use dollar cost averaging at the same time you are using automatic rebalancing. We do not charge you for using this service.

     Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each variable investment option under your Policy to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing. Rebalancing ends upon your request. You cannot use automatic rebalancing at the same time you are using dollar cost averaging. We do not charge you for using this service.

HOW WILL THE VALUE OF MY INVESTMENT IN A POLICY CHANGE OVER TIME?

     Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 7, under "Deductions from each premium payment." We invest the rest in one or more of the investment options listed in the chart on the first page of this prospectus. We call the amount that is at any time invested under your Policy your "accumulation value."

     Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Mutual Fund. Over time, your accumulation value in any such investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your accumulation value will also be reduced by certain charges that we deduct. We describe these charges beginning on page 7, under "What charges will USL deduct from my investment in a Policy?"

     You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your USL representative or from our Administrative Center shown on the first page of this prospectus.

     We invest any accumulation value you have allocated to our declared fixed interest account option as part of our general assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at an effective annual rate of at least 4%. Although this interest increases the amount of any accumulation value that you have in our declared fixed interest account option, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 9. The "daily charge" described on page 7 and the charges and expenses of the Mutual Funds discussed on pages 9 - 14 below do not apply to our declared fixed interest account option.

     Policies are "non-participating." You will not be entitled to any dividends from USL.

WHAT CHARGES WILL USL DEDUCT FROM MY INVESTMENT IN A POLICY?

     Deductions from each premium payment. We deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. Taxes currently range from 0.75% to 3.5%. You are not permitted to deduct the amount of these taxes on your income tax return. We also currently deduct an additional 2.5% from each after-tax premium payment. We use this 2.5% deduction primarily to pay our distribution expenses and to a lesser extent our administrative expenses, other taxes, licenses and fees related to the Policy. We have the right at any time to increase this additional charge to not more than 5% on all future premium payments.

     Daily charge. We will deduct a daily charge at an annual effective rate of 0.75% of your accumulation value that is then being invested in any of the investment options (other than our declared fixed interest option). After a Policy has been in effect for 10 years, we will reduce the rate of the charge to a maximum of 0.50%, and after 20 years, we will further reduce the charge to a maximum of 0.25%. The daily deduction charges, including the current charge of 0.75%, are the maximums we may charge; we may charge less, but we can never charge more.

     Flat monthly charge. We will deduct $6 per month from your accumulation value. Also, we have the right to raise this charge at any time to not more than $12 per month.

     Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "amount at risk" on that date. Our amount at risk is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies:

     .  a greater amount at risk results in a higher monthly insurance charge;
        and

     . a higher cost of insurance rate also results in a higher monthly insurance charge.

Our cost of insurance rates are generally guaranteed not to exceed those that will be specified in your Policy. Our current rates are lower than the guaranteed maximum rates for insured persons in most age and risk classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum.

     In general, our cost of insurance rates increase with the insured person's age. The longer you own your Policy, the higher the cost of insurance rate will be. Also our cost of insurance rates will generally be lower if the insured person is a female than if a male.

     Similarly, our current cost of insurance rates are generally lower for non-smokers than smokers, and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or non-work related risks may be charged higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policy.

     Finally, our current cost of insurance rates are lower for Policies having a specified amount of at least $1,000,000 on the day the charge is deducted. This means that if your specified amount for any reason decreases from $1,000,000 or more to less than $1,000,000, your subsequent cost of insurance rates will be higher under your Policy than they otherwise would be. The reverse is also true. Our cost of insurance rates also are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

     Under New York law, a portion of our cost of insurance rates is used to recover acquisition costs associated with issuing your Policy. Such charges are higher in the early policy years.

     Under New York law, any changes in the cost of insurance rates, interest rates, mortality and expense charges, percentage of premium charges or the monthly administration fee will be based on our expectations as to investment earnings, mortality, persistency and expenses (including, reinsurance costs and applicable tax charges.) Such changes in policy cost factors will be determined in accordance with procedures and standards on file with the New York Insurance Department and will be determined at least every five years.

     Monthly charges for additional benefit riders. We will deduct charges monthly from your accumulation value, if you select certain additional benefit riders. The charges for any rider you select will vary by Policy within a range based on either your personal characteristics or the specific coverage you choose under the rider. The riders we offer are accidental death benefit rider, automatic increase rider, children's insurance benefit rider, maturity extension rider-account value version, and waiver of monthly deduction rider. The riders are described beginning on page 18, under "What additional rider benefits might I select?" The specific charge for any riders you choose is shown on page 3 of your Policy. We use these charges to pay for the benefits under the riders and to help offset the risks we assume.

     Surrender charge. The Policies have a surrender charge that applies for the first 10 Policy years (and the first 10 years after any increase in the Policy's specified amount). The amount of the surrender charge depends on the age and other insurance characteristics of the insured person. The maximum amount of the surrender charge will be shown on pages 23 and 24 of the Policy. It may initially be as high as $40 per $1,000 of specified amount or as low as $1.80 per $1,000 of specified amount (or any increase in the specified amount). Any amount of surrender charge decreases automatically by a constant amount each year beginning in the fourth year of its 10 year period referred to above until, in the eleventh year, it is zero.

     We are permitted to not charge some or all of the surrender charges under certain limited circumstances, according to the terms of a Policy endorsement.

     We will deduct the entire amount of any then applicable surrender charge from the accumulation value at the time of a full surrender of a Policy. Upon a requested decrease in such a Policy's specified amount of coverage, we will deduct any remaining amount of the surrender charge that was associated with the specified amount that is canceled. This includes any decrease that results from any requested partial surrender. See "Partial surrender" beginning on page 20 and "Change of death benefit option" beginning on page 17. For this purpose, we deem the most recent increases of specified amount to have been canceled first.

     Partial surrender fee. We currently charge you a $10 fee for each partial surrender you make.

     Policy loans. We will charge you interest on any loan at an annual effective rate of 4.75%. The loan interest charged on a preferred loan (available after the first 10 Policy years) will never exceed an annual effective rate of 4.25%. See "Policy loans" beginning on page 21.

     Charge for taxes. We can adjust charges in the future on account of federal or state taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value.

     Transfer charges. We also reserve the right to charge a fee of $25.00 for each transfer in excess of 12 during a policy year. Any such suspension or charge will be administered in a nondiscriminatory manner. The $25.00 charge will not apply to transfers made under the Dollar Cost Averaging or Automatic Rebalancing provisions.

     For a further discussion regarding the charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 39.

     Allocation of charges. You may choose the investment options from which we deduct all monthly charges. If you do not choose or have enough accumulation value in the investment options you select, we will deduct these charges in proportion to the amount of accumulation value you then have in each investment option. Any surrender charge upon a decrease in specified amount that is requested under a Platinum Investor Policy will be allocated in the same manner as if it were a monthly deduction.

WHAT CHARGES AND EXPENSES WILL THE MUTUAL FUNDS DEDUCT FROM AMOUNTS I INVEST THROUGH MY POLICY?

     Each Mutual Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce indirectly the return you will earn on any accumulation value that you have invested in that Fund. The charges and expenses that we show in the following table are for each Fund's most recent fiscal year ended, unless we indicate otherwise:


THE MUTUAL FUNDS' ANNUAL EXPENSES/1/  (as a percentage of average net assets)

                                                                      FUND                       OTHER FUND           TOTAL FUND
                                                                   MANAGEMENT                    OPERATING            OPERATING
                                                                  FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                                    EXPENSE         12b-1         EXPENSE              EXPENSE
                        NAME OF FUND                           REIMBURSEMENT)/4/     FEES    REIMBURSEMENT)/4/    REIMBURSEMENT)/4/
                        ------------                           ------------------   ------   ------------------   ------------------
AIM VARIABLE INSURANCE FUNDS - CLASS I SHARES:/1/

AIM V.I. International Growth Fund                                      0.73%                         0.32%                1.05%

AIM V.I. Premier Equity Fund                                            0.60%                         0.25%                0.85%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:/1/

VP Value Fund/2/                                                        0.97%                         0.00%                0.97%

AYCO SERIES TRUST:/3/

Ayco Growth Fund                                                        0.00%                         1.00%                1.00%

CREDIT SUISSE TRUST:/1/

Small Cap Growth Portfolio                                              0.90%                         0.22%                1.12%

DREYFUS INVESTMENT PORTFOLIOS:/1/

MidCap Stock Portfolio - Initial shares                                 0.75%                         0.14%                0.89%

DREYFUS VARIABLE INVESTMENT FUND:/1/

Quality Bond Portfolio - Initial shares                                 0.65%                         0.10%                0.75%

Small Cap Portfolio - Initial shares                                    0.75%                         0.04%                0.79%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:/1, 5/

VIP Asset Manager/SM/ Portfolio - Service Class 2/6/                    0.53%        0.25%            0.12%                0.90%

VIP Contrafund/(R)/ Portfolio - Service Class 2/6/                      0.58%        0.25%            0.11%                0.94%

VIP Equity-Income Portfolio - Service Class 2/6/                        0.48%        0.25%            0.11%                0.84%

VIP Growth Portfolio - Service Class 2/6/                               0.58%        0.25%            0.10%                0.93%

                                       10           (Footnotes start on page 12)


                                                                      FUND                       OTHER FUND           TOTAL FUND
                                                                   MANAGEMENT                    OPERATING            OPERATING
                                                                  FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                                    EXPENSE         12b-1         EXPENSE              EXPENSE
                        NAME OF FUND                           REIMBURSEMENT)/4/     FEES    REIMBURSEMENT)/4/    REIMBURSEMENT)/4/
                        ------------                           ------------------   ------   ------------------   ------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:/1, 7/

Franklin U.S. Government Fund - Class 2/8/                              0.51%        0.25%            0.02%                0.78%

Mutual Shares Securities Fund - Class 2                                 0.60%        0.25%            0.19%                1.04%

Templeton Foreign Securities Fund - Class 2/4,9/                        0.68%        0.25%            0.22%                1.15%

JANUS ASPEN SERIES - SERVICE SHARES:/10/

Aggressive Growth Portfolio                                             0.65%        0.25%            0.02%                0.92%

International Growth Portfolio                                          0.65%        0.25%            0.06%                0.96%

Worldwide Growth Portfolio                                              0.65%        0.25%            0.04%                0.94%

J. P. MORGAN SERIES TRUST II:/1/

JPMorgan Small Company Portfolio                                        0.60%                         0.55%                1.15%

MFS VARIABLE INSURANCE TRUST:/1/

MFS Capital Opportunities Series/4, 11/                                 0.75%                         0.16%                0.91%

MFS Emerging Growth Series/11/                                          0.75%                         0.12%                0.87%

MFS New Discovery Series/4, 11/                                         0.90%                         0.16%                1.06%

MFS Research Series/11/                                                 0.75%                         0.15%                0.90%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:/1/

Mid-Cap Growth Portfolio                                                0.84%                         0.07%                0.91%

PIMCO VARIABLE INSURANCE TRUST

ADMINISTRATIVE CLASS:/1, 12/

PIMCO Real Return Portfolio/4, 13/                                      0.25%                         0.41%                0.66%

PIMCO Short-Term Portfolio/4, 13/                                       0.25%                         0.36%                0.61%

PIMCO Total Return Portfolio/4/                                         0.25%                         0.40%                0.65%

PUTNAM VARIABLE TRUST:/14/


                                       11           (Footnotes start on page 12)


                                                                      FUND                       OTHER FUND           TOTAL FUND
                                                                   MANAGEMENT                    OPERATING            OPERATING
                                                                  FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                                    EXPENSE         12b-1         EXPENSE              EXPENSE
                        NAME OF FUND                           REIMBURSEMENT)/4/     FEES    REIMBURSEMENT)/4/    REIMBURSEMENT)/4/
                        ------------                           ------------------   ------   ------------------   ------------------
Putnam VT Diversified Income Fund - Class IB                          0.68%          0.25%          0.11%                1.04%

Putnam VT Growth and Income Fund - Class IB                           0.46%          0.25%          0.05%                0.76%

Putnam VT International Growth and Income Fund - Class IB             0.80%          0.25%          0.18%                1.23%

SAFECO RESOURCE SERIES TRUST:/1/

RST Equity Portfolio                                                  0.74%                         0.04%                0.78%

RST Growth Opportunities Portfolio                                    0.74%                         0.04%                0.78%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:/1/

Equity Growth Portfolio/4/                                            0.49%                         0.36%                0.85%

High Yield Portfolio/4/                                               0.47%                         0.33%                0.80%

VALIC COMPANY I:/1/

International Equities Fund                                           0.35%                         0.11%                0.46%

Mid Cap Index Fund                                                    0.30%                         0.12%                0.42%

Money Market I Fund/4/                                                0.50%                         0.10%                0.60%

Nasdaq-100/(R)/ Index Fund                                            0.40%                         0.12%                0.52%

Science & Technology Fund/4/                                          0.90%                         0.10%                1.00%

Small Cap Index Fund                                                  0.35%                         0.12%                0.47%

Stock Index Fund                                                      0.26%                         0.12%                0.38%

VANGUARD VARIABLE INSURANCE FUND:

High Yield Bond Portfolio                                             0.24%                         0.04%                0.28%

REIT Index Portfolio                                                  0.29%                         0.10%                0.39%

VAN KAMPEN LIFE INVESTMENT TRUST - CLASS I SHARES:/1/

Growth and Income Portfolio/15/                                       0.60%                         0.15%                0.75%

---------------
/1/ Most of the Mutual Funds' advisers or administrators have entered into arrangements under which they pay certain amounts to USL for services such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. PIMCO Variable Insurance Trust has entered into such an

                                        12       (Footnotes continue on page 13)
arrangement directly with us. The fees shown above for Total Fund Operating Expenses are unaffected by these arrangements. To the extent we receive these fees, we do not lower the Policy fees we charge you. We do not generate a profit from these fees, but only offset the cost of the services. (See "What payments does USL receive from the Mutual Funds?" on page 14, "Certain Arrangements" on page 40 and "Services Agreements" on page 55.)
/2/ The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as the Fund's assets increase.
/3/ The expenses shown reflect an expense limitation agreement in place for 2001 and 2002 as approved by the Fund's Trustees.
/4/ For the Funds indicated, management fees and other expenses as shown for fiscal year 2001 would have been the percentages shown below without certain voluntary fee waivers and expense reimbursements from the investment adviser or other parties. Current and future fees and expenses may vary from the fiscal year 2001 fees and expenses.

                                                                                      TOTAL
                                                 MANAGEMENT    12b-1      OTHER       ANNUAL
                                                    FEES        FEES    EXPENSES    EXPENSES
                                                 -----------   ------   ---------   ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:
Templeton Foreign Securities Fund - Class 2            0.69%    0.25%       0.22%        1.16%
MFS VARIABLE INSURANCE TRUST:
     MFS Capital Opportunities Series                  0.75%                0.21%        0.96%
     MFS New Discovery Series                          0.90%                0.19%        1.09%
PIMCO VARIABLE INSURANCE TRUST
ADMINISTRATIVE CLASS:
     PIMCO Real Return Portfolio                       0.25%                0.42%        0.67%
     PIMCO Short-Term Portfolio                        0.25%                0.37%        0.62%
     PIMCO Total Return Portfolio                      0.25%                0.41%        0.66%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
     Equity Growth Portfolio                           0.55%                0.36%        0.91%
     High Yield Portfolio                              0.50%                0.33%        0.83%
VALIC COMPANY I:
     Money Market I Fund                               0.50%                0.12%        0.62%
     Science & Technology Fund                         0.90%                0.11%        1.01%

No other Funds received any fee waivers and expense reimbursements.

/5/ The prospectuses for Fidelity Variable Insurance Products Fund under "Fund Distribution" discuss this 12b-1 fee.
/6/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying prospectuses for Fidelity Variable Insurance Product Fund for details.
/7/ The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.
/8/ The Fund pays for administrative expenses indirectly through the Fund Management Fee.
/9/ Prior to May 1, 2002, the Templeton Foreign Securities Fund was known as the Templeton International Securities Fund.
/10/ Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements. The prospectus for Janus Aspen Series under "Fees and Expenses" discusses the 12b-1 fee.
/11/ Each of the MFS Capital Opportunities, MFS Emerging Growth, MFS New Discovery and MFS Research Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash

                                       13        (Footnotes continue on page 14)
maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. The "Other Fund Operating Expenses" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, "Total Fund Operating Expenses (After Expense Reimbursements)" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above would be lower for the Series and would equal 0.90% for MFS Capital Opportunities Series, 0.86% for MFS Emerging Growth Series, 1.05% for MFS New Discovery Series, and 0.89% for MFS Research Series. See the accompanying MFS Variable Insurance Trust prospectus for more details.
/12/ USL has entered into a service agreement with PIMCO Variable Insurance Trust under which a portion of the Other Fund Operating Expenses is paid to USL to reimburse USL for services provided to the PIMCO Variable Insurance Trust. /13/ The ratio of net expenses to average net assets excluding interest expense is 0.65% for the PIMCO Real Return Portfolio and 0.60% for the PIMCO Short-Term Portfolio.
/14/ The prospectus for Putnam Variable Trust under "Distribution Plan" discusses this 12b-1 fee.
/15/ Effective May 1, 2002 the Van Kampen Life Investment Trust ("LIT") Strategic Stock Fund - Class I Shares merged with the Van Kampen LIT Growth and Income Fund - Class I Shares. Accordingly the performance figures that we may publish for the Van Kampen LIT Growth and Income Fund - Class I Shares investment option through May 1, 2002, reflect the historical performance the inception date of the Van Kampen LIT Strategic Stock - Class I Shares investment option.

WHAT PAYMENTS DOES USL RECEIVE FROM THE MUTUAL FUNDS?

     We have entered into various services agreements with most of the advisers or administrators for the Mutual Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Policies that are not described under "What charges will USL deduct from my investment in a Policy?" on page 7.

     We have entered into a services agreement with PIMCO Variable Insurance Trust under which we receive fees paid directly by this Mutual Fund for services we perform.

     We also receive what is referred to as "12b-1 fees" from some of the Mutual Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

WHAT IS THE BASIC AMOUNT OF INSURANCE ("DEATH BENEFIT") THAT USL PAYS WHEN THE INSURED PERSON DIES?

     Your specified amount of insurance. In your application to buy a Platinum Investor Policy, you will tell us how much life insurance coverage you want on the life of the insured person. We call this the "specified amount" of insurance.

     Your death benefit. The Policy provides you with a choice of two death benefit options. You can choose either death benefit Option 1 or Option 2 at the time of your application or at any later time before the death of the insured person. The death benefit we will pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. Depending on the Option you choose, the death benefit we will pay is

     . Option 1--The specified amount on the date of the insured person's death.

     . Option 2--The sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

     Under Option 2, your death benefit will tend to be higher than under Option 1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value will tend to be higher under Option 1 than under Option 2.

     Any premiums we receive after the insured person's death will be returned and not included in your accumulation value.

     Alternative minimum death benefit. We may pay a larger death benefit than what would be paid under your chosen death benefit Option. We refer to this larger benefit as the "alternative minimum death benefit"as explained below.

     Federal tax law requires a minimum death benefit (the alternative minimum death benefit) in relation to the accumulation value in order for a Policy to qualify as life insurance. We will automatically increase the death benefit of a Policy if necessary to ensure that the Policy will continue to qualify as life insurance.

     With either death benefit Option 1 or Option 2, at any time when the alternative minimum death benefit works out to be more than the death benefit payable under your Option, we automatically deem the death benefit to be the higher amount.

     We will automatically pay an alternative minimum death benefit if it is higher than the Option 1 or Option 2 death benefit (whichever you have selected). The alternative minimum death benefit is computed by multiplying your Policy's accumulation value on the insured person's date of death by the following percentages:

                   TABLE OF ALTERNATIVE MINIMUM DEATH BENEFITS
              AS A PERCENTAGE MULTIPLE OF POLICY ACCUMULATION VALUE
INSURED
PERSON'S      40 or
 AGE*:        Under   45     50     55     60     65     70    75 to 90   95+
  %:          250%    215%   185%   150%   130%   120%   115%  105%       100%

-------------------------
* Age nearest birthday at the beginning of the Policy year in which the insured person dies. The percentages are interpolated for ages that are not shown here.

MUST I INVEST ANY MINIMUM AMOUNT IN A POLICY?

     Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill quarterly, semi-annually or annually. However, payment of this amount or any other specific amounts of premiums is not mandatory. You need to invest enough to ensure that your Policy's accumulation value, less any indebtedness and after your monthly deductions, stays above zero. The less you invest, the more likely it is that your Policy's accumulation value, less any indebtedness and after your monthly deductions, could fall to zero, as a result of the deductions we periodically make from your accumulation value.

     Policy lapse and reinstatement. If your Policy's accumulation value (the Policy's accumulation value less Policy loans and loan interest during the first 5 Policy years) falls to an amount insufficient to cover the monthly charges, we will notify you and give you a grace period of 61 days to pay at least the amount we estimate is necessary to keep your Policy in force for a reasonable time. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. Although you can apply to have your Policy "reinstated," you must do this within 5 years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. Also, you will have to pay at least the amount of premium that we estimate will keep your Policy in force for two months, as well as pay or reinstate any indebtedness. You will find additional information in the Policy about the values and terms of the Policy after it is reinstated.

HOW CAN I CHANGE MY POLICY'S INVESTMENT OPTIONS?

     Future premium payments. You may at any time change the investment options in which your future premiums will be invested. Your allocation must, however, be in whole percentages that total 100%.

     Transfers of existing accumulation value. You may also transfer your existing accumulation value from one investment option under the Policy to another. Unless you are transferring the entire amount you have in an investment option, each transfer must be at least

$500. See "Additional Rights That We Have," beginning on page 47. Also, you may not in any one Policy year make transfers out of our declared fixed interest account option that aggregate more than 25% of the accumulation value you had invested in that option at the beginning of that Policy year.

     You may make transfers at any time, except that transfers out of our declared fixed interest account option must be made within 60 days after a Policy anniversary. We will not honor any request received outside that period.

     Market timing. The Policies are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Policy holders.

HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

     Increase in coverage. You may at any time request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

     We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. The monthly insurance charge for the increase will be based on the age and risk class of the insured person at the time of the increase. Also, a new amount of surrender charge applies to the specified amount increase. These amounts are the same as they would be if we were instead issuing the same amount of additional coverage as a new Policy.

     Decrease in coverage. After the first Policy year, you may request a reduction in the specified amount of coverage, but not below certain minimums. The minimum is $100,000 (or, if greater, the minimum amount that the tax law requires. At the time of a decrease under such a Policy, we will deduct from the Policy's accumulation value an amount of any remaining surrender charge. If there is not sufficient accumulation value to pay the surrender charge at the time you request a reduction, the decrease will not be allowed. We compute the amount we deduct in the manner described on page 40, under "Decreases in the specified amount."

     Change of death benefit option. You may at any time request that we change your coverage from death benefit Option 1 to Option 2 or vice-versa.

        . If you change from Option 1 to Option 2, we automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change.

        . If you change from Option 2 to Option 1, then as of the date of the change we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value.

     Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 31 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

WHAT ADDITIONAL RIDER BENEFITS MIGHT I SELECT?

     You can request that your Policy include the additional rider benefits described below. For most of the riders that you choose, a charge, which will be shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction date. Eligibility for and changes in these benefits are subject to our rules and procedures as in effect from time to time. More details are included in the form of each rider, which we suggest that you review if you choose any of these benefits.

     . Accidental Death Benefit Rider. This rider pays an additional death benefit if the insured person dies from certain accidental causes. You may choose this rider only at the time that your Policy is issued.

     . Automatic Increase Rider. This rider provides for automatic increases in your Policy's specified amount of insurance at certain specified dates and based on a specified index. After you have met our eligibility requirements for this rider, these increases will not require that evidence be provided to us about whether the insured person continues to meet our requirements for insurance coverage. These automatic increases are on the same terms (including additional charges) as any other specified amount increase you request (as described under "Increase in coverage" on page 17). There is no additional charge for the rider itself, although the automatic increases in the specified amount will increase the monthly insurance charge deducted from your accumulation value, to compensate us for the additional coverage. You may choose this rider only at the time that your Policy is issued.

     . Children's Insurance Benefit Rider. This rider provides term life insurance coverage on the eligible children of the person insured under the Policy. This rider is convertible into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion. You may choose this rider only at the time that your Policy is issued.

     .  Maturity Extension Rider - Account Value Version

        This rider gives you the option to extend the Policy's maturity date beyond what it otherwise would be, at any time before the original maturity date. Once you select this rider, if you have not already elected to extend the maturity date, we will notify you of this right 60 days before maturity. If you do not then elect to extend the maturity date before the original maturity date, the rider will terminate and the maturity date will not be extended. There is no additional charge for this rider.

        The rider provides for a death benefit after the original maturity date that is equal to the accumulation value on the date of death. The death benefit will be reduced by any outstanding Policy loan amount.

        No additional premium payments or Policy changes will be allowed after the original maturity date. Any outstanding loans must be paid.

        You may select this rider at any time before the maturity date. You can revoke this rider at any time before the original maturity date if you have not already elected to extend the maturity date. Once the maturity date has been extended, the option may not be revoked.

        Extension of the maturity date beyond the younger contingent insured's age 100 may result in the current taxation of increases in your Policy's accumulation value as a result of interest or investment experience after that time. You should consult a qualified tax adviser before making such an extension.

     . Waiver of Monthly Deduction Rider. This rider provides for a waiver of all monthly charges assessed for both your Policy and riders that we otherwise would deduct from your accumulation value, so long as the insured person is totally disabled (as defined in the rider). While we are paying benefits under this rider we will not permit you to request any increase in the specified amount of your Policy's coverage. When we "pay benefits" under this rider, we pay all monthly charges (except for loan interest) for your Policy when they become due, and then deduct the same charges from your Policy. We perform these two transactions at the same time. Therefore your Policy's accumulation value does not change. We perform these two transactions at the same time. However, loan interest will not be paid for you under this rider, and the Policy could, under certain circumstances, lapse for nonpayment of loan interest. You can purchase this rider on the life of an insured person who is younger than age 55.

        You may choose this rider only at the time that your Policy is issued.

     Tax consequences of additional rider benefits. Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects" starting on page 31. You should consult a qualified tax adviser.

HOW CAN I ACCESS MY INVESTMENT IN A POLICY?

     Full surrender. You may at any time, without charge, surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, less any surrender charge that then applies. We call this your "cash surrender value." Because of the surrender charge, it is unlikely that your Policy will have any cash surrender value during at least the first year.

     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500.

     . If the Option 1 death benefit is then in effect, we will also automatically reduce your Policy's specified amount of insurance by the amount of your withdrawal and any related charges.

     . If we reduce your Policy's specified amount because you have requested a partial surrender while the Option 1 death benefit is in effect, we will deduct the same amount of surrender charge, if any, that would have applied if you had requested such specified amount decrease directly. See "Decreases in the specified amount," on page 40.

     . We will not permit a partial surrender if it would cause your Policy to fail to qualify as life insurance under the tax laws or if it would cause your specified amount to fall below the minimum allowed.

     . You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the withdrawal in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

     Option to Exchange Policy During First 18 Months. Under New York law, at any time during the first 18 months from the Date of Issue of your Policy, and while the Policy is in force on a premium paying basis, it may be exchanged for any general account fixed benefit plan of life insurance offered by us, subject to the following conditions:

     . the new policy will be issued with the same Date of Issue, insurance age, and risk classification as your Policy;

     . the amount of insurance will be the same as the initial amount of insurance under your Policy;

     . the new policy may include any additional benefit rider included in this policy if such rider is available for issue with the new policy;

     . the exchange will be subject to an equitable premium or cash value adjustment that takes appropriate account of the premiums and cash values under the original and new policies; and

     .  evidence of insurability will not be required for the exchange.

     Right to Convert in the Event of a Material Change in Investment Policy. Under New York law, if there is a material change in the investment policy of the Separate Account USL VL-R which has been approved by the Superintendent of the New York Department of Insurance, and you object to such change, you shall have the option to convert, without evidence of insurability, to a general account fixed benefit life insurance policy within 60 days after the later of:
(1) the effective date of such change in investment policy; or (2) the receipt of the notice of the options available.

     Policy loans. You may at any time borrow from us an amount up to your Policy's cash surrender value (less our estimate of three months' charges and less the interest that will be payable on your loan through your next Policy anniversary.) The minimum amount of each loan is $500, or, if less, the entire remaining borrowable amount under your Policy.

     We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the declared fixed interest account as collateral for the loan. We will credit your Policy with interest on this collateral amount at a guaranteed effective annual rate of 4.0% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an effective annual rate of 4.75%. Loan interest is payable annually, on the Policy anniversary, in advance, at a rate of 4.54%. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

     You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

     You may repay all or part (but not less than $100, unless it is the final payment) of your loan at any time before the death of the Insured while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Any loan repayments go first to repay all loans that were taken from our declared fixed interest account option. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by any unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the insured person's death.

     Preferred loan interest rate. There are two methods of determining preferred loan interest rates. The method we use under your Policy depends on when the death benefit coverage begins under your Policy. This may be your Policy's "date of issue" or an earlier date. (See "Effective Date of Policy and Related Transactions" beginning on page 41.) Under both methods the maximum amount eligible for preferred loans for any year is:

     . 10% of your Policy's accumulation value (which includes any loan collateral we are holding for your Policy loans) at the Policy anniversary; or

     . if less, your Policy's maximum remaining loan value at that Policy anniversary.

     If the death benefit coverage under your Policy begins on or after May 1, 2001 we will charge a lower interest rate on preferred loans (available after the first 10 Policy years). We will always credit your preferred loan collateral amount at a guaranteed effective annual rate of 4.0%. We intend to set the rate of interest you are paying to the same 4.0% rate we credit to your preferred loan collateral amount, resulting in a zero net cost (0.00%) of borrowing for that amount. We have full discretion to vary the rate we charge you, provided that the rate:

     . will always be greater than or equal to the guaranteed preferred loan collateral rate of 4.0%, and

     .  will never exceed an effective annual rate of 4.25%.

     If the death benefit coverage under your Policy begins before May 1, 2001 we will credit you with a higher interest rate on an amount of the collateral securing Policy loans taken out after the first 10 Policy years. We have set the rate of interest we credit to your preferred collateral amount equal to the loan interest rate you are paying, resulting in a zero net cost (0.00%) of borrowing for that amount. We have full discretion to vary the rate we credit to your preferred collateral amount, provided that the rate:

     . will always be less than or equal to the loan interest rate of 4.75%, and

     .  will never be less than an effective annual rate of 4.50%.

     Because we first began offering the Policies in the year 1999, we have not yet declared a preferred loan interest rate we charge for the first method described above.

     Maturity of your Policy. If the insured person is still living on the "Maturity Date" shown on page 3 of your Policy, we will automatically pay you the cash surrender value of the Policy, and the Policy will end. The maturity date is the Policy anniversary nearest the insured person's 100th birthday.

     Tax considerations. Please refer to "How will my policy be treated for income tax purposes?" for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which will result in adverse tax consequences.

CAN I CHOOSE THE FORM IN WHICH USL PAYS OUT THE PROCEEDS FROM MY POLICY?

     Choosing a payment option. You will receive the full proceeds from the Policy as a single sum, unless you elect another method of payment within 60 days of the insured person's death. This also includes proceeds that become payable upon full surrender or the maturity date. You can elect that all or part of such proceeds be applied to one or more of the following payment options:

     .  Option 1 - Equal monthly payments for a specified period of time.

     . Option 2 - Equal monthly payments of a specified amount until all amounts are paid out.

     . Option 3 - Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

     . Option 4 - Proceeds left to accumulate at an interest of 3% compounded annually for any period up to 30 years. At your request we will make payments to you monthly, quarterly, semiannually, or annually. You can also request a partial withdrawal of any amount of $500 or more.

Additional payment options may also be available with our consent. We have the right to reject any payment option, if the payee is a corporation or other entity. You can read more about each of these options in the Policy and in the separate form of payment contract that we issue when any such option takes effect.

     Interest rates that we credit under each option will be at least 3%.

     Change of payment option. You may give us written instructions to change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, you or your beneficiary may have tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

TO WHAT EXTENT CAN USL VARY THE TERMS AND CONDITIONS OF THE POLICIES IN PARTICULAR CASES?

     Here are some variations we may make in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

     Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace another life insurance policy we issued with one of the Policies. Not all types of other insurance we issue are eligible to be replaced with one of the Policies. Our published rules may be changed from time to time, but are evenly applied to all our customers.

     Policies purchased through term life conversions. We maintain rules about how to convert term insurance to a Platinum Investor Policy. This is referred to as a term conversion. Term conversions are available to owners of term life insurance we have issued. Any right to a term conversion is stated in the term life insurance policy. Again, our published rules about term conversions may be changed from time to time, but are evenly applied to all our customers.

     Variations in expenses or risks. USL may vary the charges and other terms within the limits of the Policies where special circumstances result in sales or administrative expenses, mortality risks, or other risks that are different from those normally associated with the Policies. The New York Insurance Department may require that we seek their prior approval before we make some of these changes.

HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

     Generally, death benefits paid under a Policy are not subject to income tax, and earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

     Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses, you may have to pay income tax on a portion of any outstanding loan.

     For further information about the tax consequences of owning a Policy, please read "Tax Effects" starting on page 31.

HOW DO I COMMUNICATE WITH USL?

     When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action.

     General. You should mail or express checks and money orders for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the first page of this prospectus.

     You must make the following requests in writing:

     .  transfer of accumulation value;

     .  loan;

     .  full surrender;

     .  partial surrender;

     .  change of beneficiary or contingent beneficiary;

     .  change of allocation percentages for premium payments;

     .  change of allocation percentages for policy deductions;

     .  loan repayments or loan interest payments;

     .  change of death benefit option or manner of death benefit payment;

     .  change in specified amount;

     . addition or cancellation of, or other action with respect to, any rider benefits;

     .  election of a payment option for Policy proceeds; and

     .  tax withholding elections.

     You should mail or express these requests to our Administrative Center at the appropriate address shown on the first page of this prospectus. You should also communicate notice of the insured person's death, and related documentation, to our Administrative Center.

     We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may also obtain these forms from our Administrative Center or from your USL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

                 ILLUSTRATIONS OF HYPOTHETICAL POLICY BENEFITS

     To help explain how our Policies work, we have prepared the following tables:

                                                         PAGE TO SEE IN THIS
                    TABLE                                     PROSPECTUS
                                                         -------------------
     Death Benefit Option 1 - Current Charges                     28
     Death Benefit Option 1 - Guaranteed Maximum Charges          28

     The tables show how death benefits, accumulation values, and cash surrender values ("Policy benefits") under sample Platinum Investor Policies would change over time if the investment options had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The tables are for a 45 year-old male non-tobacco user and who is a better-than-average mortality risk in other respects as well. Planned premium payments of $1,368 for an initial $100,000 of specified amount of coverage are assumed to be paid at the beginning of each Policy year for the Platinum Investor Policy. The samples assume no Policy loan has been taken. The differences between the accumulation values and the cash surrender values for the first 10 years in the tables for the Platinum Investor version are that version's surrender charges.

     The actual investment rates of return will fluctuate over time and likely will be both positive and negative. The actual values under the Policy could be significantly different from those shown in the tables even if actual returns averaged 0%, 6% and 12% but fluctuated over and under that average throughout the years shown.

     Although the tables below do not include examples of a Policy with an Option 2 death benefit, such a Policy would have higher death benefits, lower cash surrender values, and a greater risk of lapse.

     Separate tables are included to show both current and guaranteed maximum charges for the Platinum Investor Policy. The charges assumed in the following tables include:

     . a daily charge at an annual effective rate of 0.75% for the first 10 Policy years (for both current and guaranteed maximum charges);

     . a daily charge at an annual effective rate of 0.50% after 10 Policy years (for both current and guaranteed maximum charges);

     . a daily charge at an annual effective rate of 0.25% after 20 Policy years (for both current and guaranteed maximum charges);

     . a charge for state premium tax ranging from 0.75% to 3.5% of each premium payment, depending on the state, assumed to be 2.0% (for both current and guaranteed maximum charges);

     . a charge of 2.5% and 5.0% from each after-tax premium payment for current charges and guaranteed maximum charges, respectively;

     . the monthly insurance charge (for both current and guaranteed maximum charges); and

     . a flat monthly charge of $6 and $12 for current charges and guaranteed maximum charges, respectively.

     The charges assumed by both the current and guaranteed maximum charge tables also include Mutual Fund expenses of 0.82% of aggregate Mutual Fund assets. This percentage is the arithmetic average of the advisory fees payable with respect to each Mutual Fund, plus the arithmetic average of all other operating expenses of each such Fund, after all reimbursements, as reflected on pages 9 - 14. We expect the reimbursement arrangements to continue in the future. If the reimbursement arrangements were not currently in effect, the arithmetic average of Mutual Fund expenses would equal 0.82% of aggregate Mutual Fund assets. The total assumed tax charges for all of the tables are 2.5% of premiums.

     Preliminary Information Statement and Policy Summary. We will provide you with a Buyer's Guide and a preliminary information statement describing some of the values and benefits of your Policy at the time of policy application. If you request us to do so when you apply for your Policy, we will furnish you with additional preliminary information statements based on other characteristics. These characteristics could include different annual investment returns, your choice of investment options which show your premium payment invested in percentages of your choice, the weighted average of Fund expenses, and other differences you request. We will also provide you with a policy summary at the time that your Policy is delivered demonstrating the values and benefits contained in your Policy as issued.

                               PLATINUM INVESTOR

   PLANNED PREMIUM $ 1,368                    INITIAL SPECIFIED AMOUNT $100,000
                                              DEATH BENEFIT OPTION 1

                                  MALE AGE 45
                                    NONSMOKER
                            ASSUMING CURRENT CHARGES


     End of                 Death Benefit                  Accumulation Value           Cash Surrender Value
     Policy         Assuming Hypothetical Gross       Assuming Hypothetical Gross    Assuming Hypothetical Gross
      Year          Annual Investment Return of       Annual Investment Return of    Annual Investment Return of
                       0.0%       6.0%      12.0%      0.0%      6.0%      12.0%      0.0%      6.0%     12.0%
        1           100,000    100,000    100,000       929       996      1,062         0         0         0
        2           100,000    100,000    100,000     1,826     2,017      2,216       458       649       848
        3           100,000    100,000    100,000     2,701     3,075      3,482     1,333     1,707     2,114
        4           100,000    100,000    100,000     3,534     4,152      4,850     2,337     2,955     3,653
        5           100,000    100,000    100,000     4,347     5,270      6,356     3,321     4,244     5,330
        6           100,000    100,000    100,000     5,140     6,430      8,012     4,285     5,575     7,157
        7           100,000    100,000    100,000     5,923     7,646      9,847     5,239     6,962     9,163
        8           100,000    100,000    100,000     6,678     8,901     11,859     6,165     8,388    11,346
        9           100,000    100,000    100,000     7,413    10,205     14,078     7,071     9,863    13,736
       10           100,000    100,000    100,000     8,130    11,563     16,528     7,959    11,392    16,357

       15           100,000    100,000    100,000    11,610    19,514     33,664    11,610    19,514    33,664

       20           100,000    100,000    100,000    14,376    29,159     62,242    14,376    29,159    62,242


                               PLATINUM INVESTOR

   PLANNED PREMIUM $ 1,368                     INITIAL SPECIFIED AMOUNT $100,000
                                               DEATH BENEFIT OPTION 1

                                  MALE AGE 45
                                    NONSMOKER
                          ASSUMING GUARANTEED CHARGES


     End of                 Death Benefit                  Accumulation Value           Cash Surrender Value
     Policy         Assuming Hypothetical Gross       Assuming Hypothetical Gross    Assuming Hypothetical Gross
      Year          Annual Investment Return of       Annual Investment Return of    Annual Investment Return of
                      0.0%      6.0%     12.0%        0.0%     6.0%     12.0%           0.0%     6.0%     12.0%
       1            100,000   100,000   100,000         663      720       777              0        0         0
       2            100,000   100,000   100,000       1,284    1,439     1,602              0       71       234
       3            100,000   100,000   100,000       1,863    2,157     2,479            495      789     1,111
       4            100,000   100,000   100,000       2,390    2,863     3,403          1,193    1,666     2,206
       5            100,000   100,000   100,000       2,865    3,557     4,380          1,839    2,531     3,354
       6            100,000   100,000   100,000       3,290    4,239     5,416          2,435    3,384     4,561
       7            100,000   100,000   100,000       3,653    4,897     6,509          2,969    4,213     5,825
       8            100,000   100,000   100,000       3,946    5,520     7,653          3,433    5,007     7,140
       9            100,000   100,000   100,000       4,167    6,106     8,856          3,825    5,764     8,514
      10            100,000   100,000   100,000       4,308    6,643    10,116          4,137    6,472     9,945

      15            100,000   100,000   100,000       3,623    8,375    17,566          3,623    8,375    17,566

      20                  0   100,000   100,000           0    7,026    27,146              0    7,026    27,146

     THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

     THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

                             ADDITIONAL INFORMATION

     A general overview of the Policies appears at pages 1 through 28. The additional information that follows gives more details, but generally does not repeat what is set forth above.

                                                                       PAGE TO
                                                                     SEE IN THIS
CONTENTS OF ADDITIONAL INFORMATION                                    PROSPECTUS
----------------------------------                                   -----------
USL...............................................................        30

Separate Account USL VL-R.........................................        30

Tax Effects.......................................................        31

Voting Privileges.................................................        38

Your Beneficiary..................................................        38

Assigning Your Policy.............................................        39

More About Policy Charges.........................................        39

Effective Date of Policy and Related Transactions.................        41

More About Our Declared Fixed Interest Account Option.............        43

Distribution of the Policies......................................        43

Payment of Policy Proceeds........................................        45

Adjustments to Death Benefit......................................        46

Additional Rights That We Have....................................        47

Performance Information...........................................        48

Our Reports to Policy Owners......................................        48

USL's Management..................................................        48

Principal Underwriter's Management................................        53

Legal Matters.....................................................        54

Legal Proceeding..................................................        55

Accounting and Auditing Experts...................................        55

Actuarial Expert..................................................        55

Services Agreements...............................................        55

Certain Potential Conflicts.......................................        55

Financial Statements..............................................        56

     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 58, which follows all of the financial pages). That index will tell you on what page you can read more about many of the words and phrases that we use.

USL

     We are The United States Life Insurance Company in the City of New York ("USL"). USL is a stock life insurance company organized under the laws of the State of New York on February 25, 1850. USL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of USL and its affiliates. The commitments under the Policies are USL's, and AIG has no legal obligation to back those commitments.

     USL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. USL's membership in IMSA applies only to USL and not its products.

     During 2001, USL received $832,726 in total premium payments from Policy holders. USL also received in 2001 the following fees and charges:

     .  mortality and expense fees     $  9,734

     .  administrative fees            $ 20,379

     .  cost of insurance charges      $173,993

SEPARATE ACCOUNT USL VL-R

     We hold the Mutual Fund shares in which any of your accumulation value is invested in our Separate Account USL VL-R. Separate Account USL VL-R is a "separate account," as defined by the SEC and is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. We created the separate account on August 8, 1997 under New York law.

     For record keeping and financial reporting purposes, Separate Account USL VL-R is divided into 44 separate "divisions," which correspond to the 44 variable investment options available since the inception of the Policy. The 44 divisions are currently available under certain variable life policies offered by an affiliate of USL. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     The assets in the Separate Account are our property. The assets in the Separate Account would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to the Separate Account. Our other creditors could reach only those Separate Account assets (if any) that are in excess of the amount of our reserves and other contract liabilities under the Policies with respect to the Separate Account.

     USL also issues variable annuities through its Separate Account USL VA-R, which is also a registered investment company.

TAX EFFECTS

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax consequences for corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

     General. The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") and (b) for as long as the investments made by the underlying Mutual Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements and that:

     . the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax; and

     . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

     The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract", as you can see from the following discussion. In all cases, however, the character of all income that is described below as taxable to the payee will be ordinary income (as opposed to capital gain).

     Testing for modified endowment contract status. The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

     If, at any time during the first seven Policy years:

     .  you have paid a cumulative amount of premiums;

     . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit life insurance policy; and

     . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up means no future premium payments are required) after the payment of seven level annual premiums;

then your Policy will be a modified endowment contract.

     Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount of coverage, and certain other changes.

     If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

     The Company has procedures in place, including Policy owner notification, to prevent additional premium payments from causing your Policy to become a modified endowment contract.

     A life insurance policy that is received in a tax free 1035 exchange for a modified endowment contract will also be considered a modified endowment contract.

     Other effects of Policy changes. Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

     Rider benefits. The premium payments and any death benefits to be paid under any term insurance rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, a term rider may be determined to constitute a "qualified additional benefit" as that term is defined in Section 7702 of the Internal Revenue Code. The death benefit to be paid under a rider that is a "qualified additional benefit" will not be treated as a future benefit of the Policy for tax purposes. The premium payments for the same rider, however, will be treated as future benefits for purposes of compliance with Section 7702. You should consult a qualified tax adviser regarding any term rider you may purchase.

     Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

     After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

     On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

     Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

     . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) or partial surrenders;

     . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

     . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

For modified endowment contracts, your basis:

     .  is similar to the basis described above for other policies; and

     . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

     A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

     .  to taxpayers 59 1/2 years of age or older;

     .  in the case of a disability (as defined in the Code); or

     . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

     Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

     Diversification. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account USL VL-R, through the Mutual Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Mutual Funds, we will enter into agreements with them requiring the Mutual Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

     The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Mutual Funds within Separate Account USL VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of the Separate Account USL VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that USL, and not the owner of a Policy, would be considered the owner of the assets of our Separate Account USL VL-R.

     Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

     The enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001 (P.L. 107-16) (the 2001 Act) brought significant change to the transfer tax system, the most notable being the repeal of the estate and generation-skipping transfer (GST) taxes in 2010. Prior to repeal, a number of modifications are made to the maximum estate tax rate and the estate and gift tax applicable exclusion amounts. The 2001 Act increases the estate tax applicable exclusion amount to $1 million for decedents dying in 2002. In order to comply with the Congressional Budget Act of 1974, the 2001 Act provides that all provisions of, and amendments made by, the 2001 Act will not apply to estates of decedents dying, gifts made, or generation-skipping transfers, after December 31, 2010. Unless Congress acts affirmatively in the interim, the Internal Revenue Code will thereafter be applied and administered as if these provisions had not been enacted.

     As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million ($1,100,000 in 2002, indexed for inflation). Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

     The particular situation of each Policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

     Life insurance in split dollar arrangements. The Internal Revenue Service ("IRS") has released a technical advice memorandum ("TAM") on the taxability of insurance policies used in certain split dollar arrangements. A TAM provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specified set of facts and a specified taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

     The Internal Revenue Service issued Notice 2001-10 in 2001, then revoked it
in Notice 2002-8, which was released on January 3, 2002.   Both Notices were
intended to provide guidance regarding the tax treatment of parties entering into split-dollar life insurance arrangements and to revise the applicable standards for valuing the economic benefit provided by current life insurance protection. Notice 2002-8, in addition to revoking the prior Notice, announced that the Service intends to publish proposed regulations which will provide comprehensive guidance on the treatment of split dollar arrangements. It also sets out a series of transition rules for determining how P. A. 58 rates would or could be applied in determining the value of life insurance protection under split-dollar arrangements until the promised new regulations are proposed and become final. In general, it appears that for arrangements entered into prior to January 28, 2002, the P. S. 58 rules used before Notice 2001-10 can continue to be applied. The timeframe for the release of new regulations is unknown but may be several years.

     In cases of reverse split dollar or equity split dollar arrangements, the IRS has also stated that an employee will be taxed on the value of any economic benefit above and beyond the employer's investment in the contract. We urge you to contact your tax adviser regarding the federal income tax consequences of split dollar arrangements or reverse split dollar arrangements as a result of IRS Notice 2002-8 and any subsequent guidance that is released.

     Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. The rules for determining P. S. 58 costs are being reviewed by the IRS and may change. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

     Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

     ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

     Our taxes. We report the operations of Separate Account USL VL-R in our federal income tax return, but we currently pay no income tax on Separate Account USL VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account USL VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to the Separate Account USL VL-R for income taxes we incur that are allocable to the Policy.

     We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account USL VL-R or allocable to the Policy.

     Certain Mutual Funds in which your accumulation value is invested may elect to pass through to USL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to USL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to USL.

     When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

     In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

     Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

VOTING PRIVILEGES

     We are the legal owner of the Funds' shares held in Separate Account USL VL-R. However, you may be asked to instruct us how to vote the Fund shares held in the various Mutual Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

     We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through Separate Account USL VL-R.

     If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

     In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy owners. USL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

YOUR BENEFICIARY

     You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNING YOUR POLICY

     You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason, if we agree. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive complete notice of the assignment in good order. We are not responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial surrender, loan or payment from a Policy under a terminal illness rider. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

MORE ABOUT POLICY CHARGES

     Purpose of our charges. The charges under the Policies are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policies. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policies. These include:

     . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

     . sales risks (such as the risk that the number of Policies we sell and the premiums we receive, net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

     . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

     . expense risks (such as the risk that the costs of administrative services that the Policies require us to provide will exceed what we currently project).

     If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss.

     The current charges that we deduct from premiums have been designed to compensate us for taxes we have to pay to the state where you live when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments, and certain distribution expenses. The current flat monthly charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the Policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policies as insured persons die.

     If the charges that we collect from the Policy exceed our total costs in connection with the Policy, we will earn a profit. Otherwise, we will incur a loss.

     Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge or charge increase for any purpose.

     Change of tobacco use. If the person insured under your Policy is a tobacco user, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has stopped tobacco use for a sufficient period.

     Gender neutral Policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies (including Platinum Investor policies) in connection with an employment-related insurance or benefit plan.
In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

     Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value first to the oldest increments of specified amount to compute our net amount at risk at each cost of insurance rate. See "Monthly Insurance Charge" beginning on page 7.

     Decreases in the specified amount. An amount of any remaining surrender charge will be deducted upon a decrease in specified amount. If:

     . there have been no previous specified amount increases, the amount we deduct will bear the same proportion to the total surrender charge then applicable as the amount of the specified amount decrease bears to the Policy's total specified amount. The remaining amount of surrender charge that we could impose at a future time, however, will also be reduced proportionally.

     . there have been increases in specified amount, we decrease first those portions of specified amount that were most recently established. We also deduct any remaining amount of the surrender charge that was established with that portion of specified amount (which we pro-rate if less than that entire portion of specified amount is being canceled).

     Certain arrangements. Most of the advisers or administrators of the Mutual Funds listed on page 1 of this prospectus make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the advisers or the administrators, and will not be paid by the Mutual Funds, the divisions or Policy owners. See "What payments does USL receive from the Mutual Funds?" on page 14.

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

     Valuation dates, times, and periods. We compute values under Policies on each day that the New York Stock Exchange is open for business. We call each such day a "valuation date" or a "business day".

     We compute policy values as of 3:00 p.m., Central time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

     Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

     If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We currently do not accept military allotment programs.

     Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the insured person's insurance rate class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the minimum first premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $300,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement." You can obtain a copy from our Administrative Center by writing to the appropriate address shown on the first page of this prospectus or from your USL representative.

     Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate insurance rate class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "date of issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

     Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

     Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

     Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     . Increases or decreases you request in the specified amount of insurance, and reinstatements of Policies that have lapsed take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

     . We may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law;

     . If you exercise the right to return your Policy described on the second page of this prospectus, your coverage will end when you deliver it to your USL representative, or if you mailed it to us, the day it is postmarked; and

     . If you pay a premium in connection with a request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your coverage is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your request, no premium will be refunded to you except to the extent necessary to cure any violation of the maximum premium limitations under the Code. We will not apply this procedure to premiums you pay in connection with reinstatement requests.

MORE ABOUT OUR DECLARED FIXED INTEREST ACCOUNT OPTION

     Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared fixed interest account option. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our declared fixed interest account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our declared fixed interest account option. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our declared fixed interest account option, but it will always be at an effective annual rate of at least 4%.

     Under these procedures, it is possible that, at any time, different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our declared fixed interest account option. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our declared fixed interest account option will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

DISTRIBUTION OF THE POLICIES

     American General Securities Incorporated ("AGSI") is the principal underwriter of the Policies. AGSI is a wholly-owned subsidiary of American General Life Insurance Company. AGSI's principal office is at 2727 Allen Parkway, Houston, Texas 77019. AGSI was organized as a Texas corporation on March 8, 1983 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). AGSI is also the principal underwriter for USL's Separate Account USL VA-R. This separate account, and Separate Account USL VL-R are registered investment companies. AGSI, as the principal underwriter, is not paid any fees on the Policies.

     We and AGSI have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

     We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. AGSI also has its own registered representatives who will sell the Policies, and we will pay compensation to AGSI for these sales.

     The compensation payable to broker-dealers or banks for sales of the Policies may vary with the sales agreement, but is generally not expected to exceed:

     . 90% of the premiums paid in the first Policy year up to a "target" amount;

     . 4% of the premiums not in excess of the target amount paid in each of Policy years 2 through 10;

     . 2.5% of all premiums in excess of the target amount paid in any of Policy years 1 through 10;

     . 0.25% annually of the Policy's accumulation value (reduced by any outstanding loans) in the investment options after Policy year 1;

     . a comparable amount of compensation to broker-dealers or banks with respect to any increase in the specified amount of coverage that you request; and

     . any amounts that we may pay for broker-dealers or banks expense allowances, bonuses, wholesaler fees, training allowances or additional compensation for the Policies.

     The target amount is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable.

     The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

     At our sole discretion, we may pay certain broker-dealers an additional expense allowance payment of up to 5% of first year target premium. In the event that the broker-dealer personally produces any particular policy, and we determine that such broker-dealer qualifies in the aggregate for some additional expense allowance payment, such broker-dealer would only be eligible to receive an additional expense allowance payment of up to 1% (instead of the 5% stated above) of first year target premium as to that policy.

     Whether or not a particular broker-dealer may be eligible to receive this discretionary payment will, at a minimum, depend upon the ratio of the broker-dealers total production offset by our expenses relative to such production. In the event that we determine, in our sole discretion, that a particular broker-dealer is eligible for an additional expense allowance payment, such broker-dealer will ensure that none of the additional expense allowance payment is passed on to a registered representative.

     We pay the compensation directly to AGSI or any other selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described on page 7 of the prospectus. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

PAYMENT OF POLICY PROCEEDS

     General. We will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

     Delay of declared fixed interest account option proceeds. We have the right, however, to defer payment or transfers of amounts out of our declared fixed interest account option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.

     Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Delay of separate account proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account USL VL-R, if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;

     . an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the accumulation value; or

     .  the SEC by order permits the delay for the protection of owners.

Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

     Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application and any application for a change in coverage. However,

     . We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination.

     . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

     . We cannot challenge an additional benefit rider that provides benefits if the insured person becomes totally disabled, after two years from the later of the Policy's date of issue or the date the additional benefit rider becomes effective.

     Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request under a Policy until we receive instructions from the appropriate regulator.

ADJUSTMENTS TO DEATH BENEFIT

     Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

     A new two year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

     Some states require that we compute these periods for noncontestability differently following a suicide.

     Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

ADDITIONAL RIGHTS THAT WE HAVE

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

     . transfer the entire balance on a pro-rata basis to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

     . change interest rates and charges as long as we stay within the minimum and maximum charges permitted in your Policy;

     . change the underlying Mutual Fund that any investment option uses or make any new Mutual Fund available to you;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to Platinum Investor from one investment option and put them into another;

     . operate Separate Account USL VL-R under the direction of a committee or discharge such a committee at any time;

     .  change our underwriting and premium class guidelines;

     . operate the separate account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Our separate account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy owner approval.

PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the divisions of the Separate Account USL VL-R in advertisements, sales literature, or reports to owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge or surrender charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal. We also may advertise ratings of USL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any division reflects the performance of a hypothetical Policy and is not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.

OUR REPORTS TO POLICY OWNERS

     Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.

USL'S MANAGEMENT

     The directors, executive officers, and (to the extent responsible for variable life operations) the other principal officers of USL are listed below.

NAME AND PRINCIPAL
 BUSINESS ADDRESS                                              BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------                                             ------------------------------------------
Rodney O. Martin, Jr.             Director and Chairman of the Board of USL since June 1997.  Chief Executive Officer of USL since
2929 Allen Parkway                March 2000.  Director and Chairman (1996 - present) CEO (April 2000 - November 2001), and
Houston, Texas 77019              President (August 1996 - July 1998) of American General Life Insurance Company.  President of
                                  American General Life Insurance Company of New York (November 1995 -August 1996).

David J. Dietz                    President of USL since September 1997.  Director of USL since November 1997.  President of
350 Park Avenue, 5/th/ Floor      Prudential Select Life, Newark, New Jersey (August 1990 -September 1997).
New York, New York 10022

William M. Keeler                 President - Group Insurance Operations of USL since June 1998.  Director since March 2002.
3600 Rt. 66                       President and Chief Executive Officer of American General Indemnity Company, USLIFE Agency
Neptune, New Jersey 07754         Services and American General Assurance Company, Schaumburg, Illinois since July 1998.  President and Chief Executive Officer of USLIFE Indemnity Company  (May 1995 - May 1998.)

David L. Herzog                   Director and Executive Vice President and Chief Financial Officer of USL since March 2000.
2929 Allen Parkway                Director, Executive Vice President and Chief Financial Officer of American General Life Insurance
Houston, Texas 77019              Company since March 2000.  Vice President of General American, St. Louis, Missouri
                                  (June 1991 - February 2000).

Gary D. Reddick                   Director and Executive Vice President of USL since March 2001.  Executive Vice President of
2929 Allen Parkway                American General Life Insurance Company since April 1998. Vice Chairman since July 1997 and
Houston, Texas 77019              Executive Vice President-Administration of the Franklin Life Insurance Company since
                                  February 1995.

Wayne A. Barnard                  Senior Vice President of USL since September 1998. Senior Vice President of American General Life
2929 Allen Parkway                Insurance  Company since November 1997 and Vice President since February, 1991.
Houston, Texas 77019

NAME AND PRINCIPAL
 BUSINESS ADDRESS                                              BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------                                             ------------------------------------------
Robert M. Beuerlein               Senior Vice President and Chief Actuary of USL since September 1999.  Senior Vice President and
2727-A Allen Parkway              Chief Actuary of American General Life Insurance Company since September 1999.  Previously held
Houston, Texas 77019              position of Vice President of American General Life Insurance Company since December 1998.
                                  Director, Senior Vice President and Chief Actuary of The Franklin Life Insurance Company,
                                  Springfield, Illinois (January 1991 - June 1999).

Phillip Chapman                   Senior Vice President of USL since June 2001 and previously Vice President.  Senior Vice President
3600 Rt. 66                       of American General Assurance Company since January 2001 and Vice President (January 1999 -
Neptune, New Jersey 07754         January 2001). Senior Vice President of Scor Re, New York, New York (1993 - 1999).

Pauletta P. Cohn                  Senior Vice President and Co-General Counsel of USL since March 2002 and Secretary of USL (June
2929 Allen Parkway                2000 -March 2002). Previously Assistant Secretary of USL. Senior Vice President and Co-General
Houston, Texas 77019              Counsel of American General Life Insurance Company since March 2002.  Senior Vice President,
                                  General Counsel and Secretary of American General Life Insurance Company (November 2001 - March
                                  2002).  Previously held various positions with American General Life Companies since 1993 including, Deputy General Counsel (2000 - October 2001), Associate General Counsel (1998 - 2000)
                                  and Senior Attorney (1993 -1998).

Felix C. Curcuru                  Senior Vice President of USL since 1967.
3600 Rt. 66
Neptune, New Jersey 07754

William F. Guterding              Senior Vice President and Chief Underwriting Officer of USL since October of 1991.
390 Park Avenue, 5/th/ Floor
New York, New York 10022

NAME AND PRINCIPAL
 BUSINESS ADDRESS                                              BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------                                             ------------------------------------------
Robert F. Herbert, Jr.            Senior Vice President of USL since September 1998 and a Director of USL since June 1997.  Director
2727-A Allen Parkway              of American General Life Insurance Company since March 2002.   Senior Vice President and Treasurer
Houston, Texas 77019              of American General Life Insurance Company since May 1996.

Kyle L. Jennings                  Senior Vice President and Co-General Counsel of USL since March 2002.  Senior Vice President and
2929 Allen Parkway                Co-General Counsel of American General Life Insurance Company since March 2002.  Senior Vice
Houston, Texas 77019              President and General Counsel of American General Life Insurance Company since November 2001.
                                  Previously held position of Deputy General Counsel-Litigation of American General Life Companies
                                  (1998 - October 2001).  Partner with Beirne, Maynard & Parsons until 1998.

Althea R. Johnson                 Senior Vice President of USL since March 2002. Previously Vice President and Assistant Controller
2929 Allen Parkway                of USL.  Vice President of American General Life Insurance Company.  Assistant Controller
Houston, Texas 77019              since 1983.

William J. Leary                  Senior Vice President of USL since June 1999.  Vice President of Aetna U.S. Healthcare, Hartford,
3600 Rt. 66                       Connecticut (1995 - 1999).
Neptune, New Jersey 07754

Simon J. Leech                    Senior Vice President of USL since September 1998.  In July 1997 named as Senior Vice President -
2727-A Allen Parkway              Houston Service Center for American General Life Insurance Company.  Various positions with
Houston, Texas 77019              American General Life Insurance Company since 1981, including Vice President - Policy
                                  Administration in 1995.

Randy J. Marash                   Senior Vice President of USL since July 1991.
3600 Rt. 66
Neptune, New Jersey 07754

NAME AND PRINCIPAL
 BUSINESS ADDRESS                                              BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------                                             ------------------------------------------
Mark R. McGuire                   Senior Vice President of USL since June 2001.  Senior Vice President of American General Life
2727-A Allen Parkway              Insurance Company since April 2001.  Vice President of American General Life Companies (2000 -
Houston, Texas 77019              March 2001).  Vice President of The Franklin Life Insurance Company (1997 - 2000).  Previously
                                  held various positions with American General Life Insurance Company since August 1988, including
                                  Director of Work Site Marketing Administration (1996 - 1997).

Lawrence J. O'Brien               Senior Vice President of USL since March 2002.  Senior Vice President of American General Life
2929 Allen Parkway                Insurance Company since November 2001.  Senior Vice President of  American General Life Companies
Houston, Texas 77019              since February 1998.  Vice President - Insurance Marketing of Business Men's Assurance Company of
                                  America, Kansas City, Missouri (1995 - February 1998).

Robert Stuchiner                  Senior Vice President of USL since September 1998. Chief Marketing Office of TowerMark Brokerage
390 Park Avenue                   Services, Inc., New York, New York  (September 1990 -September 1998).
New York, New York 10022

Alfred N. Thome                   Senior Vice President of USL since September 2000. Senior Vice President of American General
3600 Rt. 66                       Assurance Company since August 1998.  Executive Vice President of USLIFE Credit Life Insurance
Neptune, New Jersey 07754         Company, Schaumburg, Illinois (June 1995 - August 1998).

M. Bernard Aidinoff               Director of USL since March 2002.  Senior Counsel to the law firm Sullivan & Cromwell.  Director
125 Broad Street                  of American International Group, Inc. ("AIG") since 1984. Director,  American International Life
New York, New York 10004          Assurance Company of New York ("AI Life") since March 2000.

Marion E. Fajen                   Director of USL since March 2002.  Retired; formerly Vice President, Secretary and Director of
5608 N. Waterbury Road            AIG.  Director of AI Life since 1989.
Des Moines, Iowa 50312

NAME AND PRINCIPAL
 BUSINESS ADDRESS                                              BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------                                             ------------------------------------------
Patrick J. Foley                  Director of USL since March 2002.  Retired; formerly Vice President and Associate General Counsel
Wall Street Plaza                 of AIG Director of (AI Life) since May 1996.
88 Pine Street
New York, New York 10005

Cecil E. Gamwell, III             Director of USL since March 2002.  Director - Life Division AIG, Inc.; Director - Seguros,
419 West Beach Road               Venezuela and Director (ALT) Seguros; Interamericanos (of New York).  Retired Vice President of AI
Charleston, Rhode Island 02813    Life; Director of AI Life since 1994.

Jack R. Harnes                    Director of USL since March 2002.  Retired; formerly Medical Director of AIG.  Director of AI Life
70 Pine Street                    since March 1971.
New York, New York 10270

John I. Howell                    Director of USL since March 2002.  Retired Chairman of Executive Committee of J. Henry Schroeder
263 Glenville Road, 2/nd/ Flr.    Bank and Trust Company.  Retired; formerly Director of AIG. Director of Schroder Capital
Greenwich, Connecticut  06831     Management.  Director of AI Life since 1988.

R. Kendall Nottingham             Director of USL since March 2002.  Currently, Executive Vice President for AIG, and Chairman of
70 Pine Street                    the Board and Chief Executive Officer of American International Life Insurance Company since 1998.
New York, New York 10270          Director of AI Life since 1998.

Nicholas A. O'Kulich              Director of USL since March 2002.  Currently, Vice President of AIG and Chief Financial Officer of
70 Pine Street                    Worldwide Life Organization of AIG.  Director of AI Life since 1990.
New York, New York 10270

PRINCIPAL UNDERWRITER'S MANAGEMENT

The directors and principal officers of the principal underwriter are:

                                POSITION AND OFFICES
                                WITH UNDERWRITER,
NAME AND PRINCIPAL              AMERICAN GENERAL
BUSINESS ADDRESS                SECURITIES INCORPORATED
------------------              -----------------------
Rodney O. Martin, Jr.           Director and Vice Chairman
2929 Allen Parkway
Houston, TX 77019

J. Andrew Kalbaugh              Director, Chairman, President and
2727 Allen Parkway              Chief Executive Officer
Houston, TX 77019

Royce G. Imhoff, II             Director
2727-A Allen Parkway
Houston, TX 77019

Sander J. Ressler               Vice President
2727 Allen Parkway              Chief Compliance Officer and
Houston, TX 77019               Secretary

Lucille S. Martinez             Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

Peter Lathrop                   Tax Officer
70 Pine Street
New York, New York 10270

Pauletta P. Cohn                Assistant Secretary
2727 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.          Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

T. Clay Spires                  Assistant Tax Officer
2929 Allen Parkway
Houston, TX 77019

LEGAL MATTERS

     We are not involved in any legal proceedings that would be considered material with respect to a Policy owner's interest in Separate Account USL VL-R. Lauren W. Jones, Esquire, Deputy General Counsel of American General Life Companies, an affiliate of USL, has opined as to the validity of the Policies.

LEGAL PROCEEDINGS

       USL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, USL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on USL's results of operations and financial position.

ACCOUNTING AND AUDITING EXPERTS

     The financial statements of Separate Account USL VL-R as of December 31, 2001 and the consolidated balance sheets of USL as of December 31, 2001 and 2000 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity, and statements of cash flows for the years ended December 31, 2001, 2000 and 1999 included in this prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this prospectus in reliance upon such reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing. The address of Ernst & Young LLP is 787 Seventh Avenue, New York, New York 10019.

ACTUARIAL EXPERT

     Actuarial matters have been examined by Robert M. Beuerlein, who is Senior Vice President and Chief Actuary of USL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

SERVICES AGREEMENTS

     American General Life Companies ("AGLC") is party to an existing general services agreement with USL. AGLC, an affiliate of USL, is a business trust established in Delaware on December 30, 2000. Prior to that date, AGLC was a Delaware corporation. Pursuant to this agreement, AGLC provides services to USL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for USL and the Platinum Investor Policies.

     For information about agreement with the Mutual Funds, see "What payment does USL receive from the Mutual Funds?" on page 14.

CERTAIN POTENTIAL CONFLICTS

     The Mutual Funds sell shares to separate accounts of insurance companies (and may sell shares to certain qualified plans), both affiliated and not affiliated with USL. We currently do not foresee any disadvantages to you arising out of such sales. Differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Mutual Fund has advised us that its board of trustees (or directors) intends to monitor events to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects our Policy owners, we will see to it that appropriate action is taken to do so, as well as report any material irreconcilable conflicts that we may know exist to each Mutual Fund as soon as a conflict exists. If it becomes necessary for any separate account to replace shares of any Mutual Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

FINANCIAL STATEMENTS

     The financial statements of USL contained in this prospectus should be considered to bear only upon the ability of USL to meet its obligations under Platinum Investor Policies. They should not be considered as bearing upon the investment experience of Separate Account USL VL-R.

                                                                PAGE TO
FINANCIAL STATEMENTS OF                                       SEE IN THIS
SEPARATE ACCOUNT USL VL-R                                      PROSPECTUS
-------------------------                                     -----------
Report of Ernst & Young LLP, Independent Auditors             USL VL-R-1

Summary of Financial Statements                               USL VL-R-2

Statement of Net Assets as of December 31, 2001 and 2000      USL VL-R-3

Statement of Operations for the twelve months ended
   December 31, 2001 and 2000                                 USL VL-R-3

Statement of Changes in Net Assets for the twelve
   months ended December 31, 2001 and 2000                    USL VL-R-6

Notes to Financial Statements                                 USL VL-R-9

FINANCIAL STATEMENTS OF                                           PAGE TO
THE UNITED STATES LIFE INSURANCE COMPANY                        SEE IN THIS
IN THE CITY OF NEW YORK                                         PROSPECTUS
----------------------------------------                        -----------
Report of Ernst & Young LLP, Independent Auditors                  F-1

Balance Sheets as of December 31, 2001 and 2000                    F-2

Statements of Income for the years ended
   December 31, 2001, 2000 and 1999                                F-4

Statement of Comprehensive Income for
   the years ended December 31, 2001, 2000 and 1999                F-5

Statement of Shareholder's Equity for the years
   ended December 31, 2001, 2000 and 1999                          F-6

Statement of Cash Flows for the years ended
   December 31, 2001, 2000 and 1999                                F-7

Notes to Financial Statements                                      F-8

                        REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK AND CONTRACT OWNERS OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK SEPARATE ACCOUNT USL VL-R - PLATINUM INVESTOR


We have audited the accompanying statement of net assets of The United States Life Insurance Company in the City of New York Separate Account USL VL-R - Platinum Investor (comprised of the following divisions: AIM V.I. International Equity Fund, AIM V.I. Value Fund, American Century VP Value Fund, Dreyfus IP Mid Cap Stock Portfolio - Initial Shares, Dreyfus VIF Quality Bond Portfolio - Initial Shares, Dreyfus VIF Small Cap Portfolio - Initial Shares, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Janus Aspen Series Aggressive Growth Portfolio - Service Shares, Janus Aspen Series International Growth Portfolio - Service Shares, Janus Aspen Series Worldwide Growth Portfolio - Service Shares, J.P. Morgan Small Company Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series, MFS Research Series, North American Funds Variable Product Series I - International Equities Fund, North American Funds Variable Product Series I - Mid Cap Index Fund, North American Funds Variable Product Series I - Money Market Fund, North American Funds Variable Product Series I - Nasdaq-100 Index Fund, North American Funds Variable Product Series I - Stock Index Fund, North American Funds Variable Product Series I - T. Rowe Price Science and Technology Fund, PIMCO Real Return Bond Portfolio, PIMCO Total Return Bond Portfolio, Putnam VT Diversified Income Fund - Class IB Shares, Putnam VT Growth and Income Fund - Class IB Shares, Putnam International Growth and Income Fund - Class IB Shares, SAFECO RST - Equity Portfolio, SAFECO RST - Growth Opportunities Portfolio, UIF Equity Growth Portfolio, Vanguard VIF High Yield Bond Portfolio, Vanguard VIF REIT Index Portfolio, and Van Kampen LIT Strategic Stock Portfolio
- Class I Shares) (collectively, the "Separate Account") as of December 31, 2001, and the related statements of operations, and statements of changes in net assets for the years ended December 31, 2001 and 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting Separate Account USL VL-R - Platinum Investor at December 31, 2001, the results of their operations, and change

                                  USL VL-R-1
in their net assets for the two years then ended, in conformity with accounting principles generally accepted in the United States.


                            /s/ ERNST & YOUNG LLP

March 7, 2002




                                  USL VL-R-2

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT USL VL-R

SUMMARY OF FINANCIAL STATEMENTS

                                                                                                 ALL DIVISIONS
                                                                                                 -------------
STATEMENT OF NET ASSETS
DECEMBER 31, 2001
ASSETS:
 Investment securities - at market (cost $1,948,840)                                               $1,672,181
 Due from The United States Life Insurance Company in the City of New York                                 86
                                                                                                   ----------
  NET ASSETS                                                                                       $1,672,267
                                                                                                   ==========


STATEMENT OF OPERATIONS                                                                        For the Years Ended December 31,
                                                                                               --------------------------------
                                                                                                     2001             2000
                                                                                                  ----------       ----------
INVESTMENT INCOME:
 Dividends from mutual funds                                                                      $   23,695       $    3,570
EXPENSES:
 Mortality and expense risk                                                                           (9,734)          (1,968)
                                                                                                  ----------       ----------
  NET INVESTMENT INCOME                                                                               13,961            1,602
                                                                                                  ----------       ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
 Net realized loss on investments                                                                    (31,262)          (9,242)
 Capital gain distributions from mutual funds                                                         39,057           28,028
 Net unrealized depreciation of investments                                                         (183,566)         (93,089)
                                                                                                  ----------       ----------
  NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                                   (175,771)         (74,303)
                                                                                                  ----------       ----------
  DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (161,810)      $  (72,701)
                                                                                                  ==========       ==========

STATEMENT OF CHANGES IN NET ASSETS                                                             For the Years Ended December 31,
                                                                                               --------------------------------
                                                                                                     2001             2000
                                                                                                  ----------       ----------
OPERATIONS:
 Net investment income                                                                            $   13,961       $    1,602
 Net realized loss on investments                                                                    (31,262)          (9,242)
 Capital gain distributions from mutual funds                                                         39,057           28,028
 Net unrealized depreciation of investments                                                         (183,566)         (93,089)
                                                                                                  ----------       ----------
  Decrease in net assets resulting from operations                                                  (161,810)         (72,701)
                                                                                                  ----------       ----------
PRINCIPAL TRANSACTIONS:
 Net premiums                                                                                        814,892        1,060,521
 Net transfers                                                                                           (35)               -
 Internal rollovers                                                                                   19,583          274,493
 Cost of insurance and other charges                                                                (173,993)         (41,817)
 Administrative charges                                                                              (20,379)         (26,487)
                                                                                                  ----------       ----------
  Increase in net assets resulting from principal transactions                                       640,068        1,266,710
                                                                                                  ----------       ----------
 TOTAL INCREASE IN NET ASSETS                                                                        478,258        1,194,009
NET ASSETS:
 Beginning of period                                                                               1,194,009                -
                                                                                                  ----------
 End of period                                                                                    $1,672,267       $1,194,009
                                                                                                  ==========       ==========


                                   USL VL-R-3

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT USL VL-R

                                                                                              DIVISIONS
                                                                   ---------------------------------------------------------------
                                                                      AIM V.I.        AIM V.I.      American         Dreyfus IP
                                                                   International    Value Fund -   Century VP       MidCap Stock
                                                                   Equity Fund -      Class I         Value     Portfolio-Initial
                                                                   Class 1 Shares      Shares        Fund (1)       shares (2)
                                                                   -------------    ------------   -----------  ------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
ASSETS:
 Investment securities - at market                                       $15,043       $125,836      $  9,710                $ 312
 Due from (to) The United States Life Insurance
  Company in the City of New York                                             27             (1)            -                    1
                                                                         -------       --------      --------                -----
  NET ASSETS                                                             $15,070       $125,835      $  9,710                $ 313
                                                                         =======       ========      ========                =====
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
INVESTMENT INCOME:
 Dividends from mutual funds                                             $    50       $    167      $      -                $   -
EXPENSES:
 Mortality and expense risk                                                 (268)          (924)         (116)                  22
                                                                         -------       --------      --------                -----
  NET INVESTMENT INCOME (LOSS)                                              (218)          (757)         (116)                  22
                                                                         -------       --------      --------                -----
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments                                       -         (4,813)          156                    -
 Capital gain distributions from mutual funds                                391          2,534             -                    -
 Net unrealized appreciation (depreciation) of investments                (3,798)       (14,026)          600                    -
                                                                         -------       --------      --------                -----
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  (3,407)       (16,305)          756                    -
                                                                         -------       --------      --------                -----
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATION             $(3,625)      $(17,062)     $    640                $  22
                                                                         =======       ========      ========                =====
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000
INVESTMENT INCOME:
 Dividends from mutual funds                                             $    28       $    121      $      -                $   -

EXPENSES:                                                                                                   -                    -
 Mortality and expense risk                                                  (31)          (353)            -                    -
                                                                         -------       --------      --------                -----
  NET INVESTMENT INCOME (LOSS)                                                (3)          (232)            -                    -
                                                                         -------       --------      --------                -----
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                              -         (2,199)            -                    -
 Capital gain distributions from mutual funds                                692          4,224             -                    -
 Net unrealized appreciation (depreciation) of investments                (2,329)       (17,396)            -                    -
                                                                         -------       --------      --------                -----
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 (1,637)       (15,371)            -                    -
                                                                         -------       --------      --------                -----
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATION            $(1,640)      $(15,603)     $      -                $   -
                                                                         =======       ========      ========                =====

(1) Since inception March 2001
(2) Since inception December 2001
(3) Since inception January 2001
(4) Since inception April 2001
(5) Since inception November 2001
(6) Since inception July 2001

                                   USL VL-R-4

                                                              DIVISIONS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Janus Aspen
   Dreyfus VIF                                    Fidelity VIP          Fidelity VIP        Fidelity VIP        Series Aggressive
   Quality Bond       Dreyfus VIF Small            Contrafund           Equity-Income      Growth Portfolio -    Growth Portfolio -
Portfolio - Initial    Cap Portfolio -        Portfolio - Service    Portfolio - Service   Service Class 2        Service Shares
    shares            Initial shares               Class 2 (3)          Class 2 (1)              (4)                   (5)
-------------------   -----------------       -------------------    -------------------   -------------------  -------------------
     $17,385               $59,022                  $53,260                 $6,183              $17,239                $993
           9                     3                        1                      -                    1                   -
     -------               -------                  -------                 ------              -------                ----
     $17,394               $59,025                  $53,261                 $6,183              $17,240                $993
     =======               =======                  =======                 ======              =======                ====
     $   693               $   225                  $   151                 $    -              $     -                $  -
         (47)                 (283)                    (108)                   (95)                (116)                (59)
     -------               -------                  -------                 ------              -------                ----
         646                   (58)                      43                    (95)                (116)                (59)
     -------               -------                  -------                 ------              -------                ----
          94                     -                     (618)                    42                  (54)                  4
         124                 3,831                      566                      -                    -                   -
        (483)               (6,001)                  (1,092)                  (179)                (900)                 55
     -------               -------                  -------                 ------              -------                ----
        (265)               (2,170)                  (1,144)                  (137)                (954)                 59
     -------               -------                  -------                 ------              -------                ----
     $   381               $(2,228)                 $(1,101)                $ (232)             $(1,070)               $  -
     =======               =======                  =======                 ======              =======                ====
     $    27               $    43                  $     -                 $    -              $     -                $  -
           2                   (71)                       -                      -                    -                   -
     -------               -------                  -------                 ------              -------                ----
          29                   (28)                       -                      -                    -                   -
     -------               -------                  -------                 ------              -------                ----
           -                  (648)                       -                      -                    -                   -
           -                 6,418                        -                      -                    -                   -
          55                (5,988)                       -                      -                    -                   -
     -------               -------                  -------                 ------              -------                ----
          55                  (218)                       -                      -                    -                   -
     -------               -------                  -------                 ------              -------                ----
     $    84               $  (246)                 $     -                 $    -              $     -                $  -
     =======               =======                  =======                 ======              =======                ====


                DIVISIONS
  ---------------------------------------
       Series            Janus Aspen
    International     Series Worldwide
  Growth Portfolio -  Growth Portfolio -
   Service Shares      Service Shares
        (6)                  (3)
  ----------------    -------------------
        $3,410             $16,313
            (2)                 (1)
        ------             -------
        $3,408             $16,312
        ======             =======
        $    6             $    27
           (48)                 13
        ------             -------
           (42)                 40
        ------             -------
           (52)               (469)
             -                   -
          (202)             (1,379)
        ------             -------
          (254)             (1,848)
        ------             -------
        $ (296)            $(1,808)
        ======             =======
        $    -             $     -
             -                   -
        ------             -------
             -                   -
        ------             -------
             -                   -
             -                   -
             -                   -
        ------             -------
             -                   -
        ------             -------
        $    -             $     -
        ======             =======

                                   USL VL-R-5

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT USL VL-R

                                                                                  DIVISIONS
                                                         -------------------------------------------------------------
                                                          J.P. Morgan
                                                             Small         MFS Capital                       MFS New
                                                            Company       Opportunities    MFS Emerging     Discovery
                                                         Portfolio (1)      Series (2)     Growth Series    Series (1)
                                                         -------------    -------------    -------------    ----------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
ASSETS:
 Investment securities - at market                                $855             $959        $117,450      $    400
 Due from (to) The United States Life Insurance Company
  in the City of New York                                            -                -              38             -
                                                                  ----             ----        --------      --------
  NET ASSETS                                                      $855             $959        $117,488      $    400
                                                                  ====             ====        ========      ========
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
INVESTMENT INCOME:
 Dividends from mutual funds                                      $  -             $  -        $      -      $      -
EXPENSES:
 Mortality and expense risk                                         51              (45)           (809)           51
                                                                  ----             ----        --------      --------
  NET INVESTMENT INCOME (LOSS)                                      51              (45)           (809)           51
                                                                  ----             ----        --------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments                             -               24         (12,658)            -
 Capital gain distributions from mutual funds                        -                -           6,900             -
 Net unrealized appreciation
  (depreciation) of investments                                      -               46         (38,871)            -
                                                                  ----             ----        --------      --------
  NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS                                             -               70         (44,629)            -
                                                                  ----             ----        --------      --------
  INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATION                                       $ 51             $ 25        $(45,438)     $     51
                                                                  ====             ====        ========      ========
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000
INVESTMENT INCOME:
 Dividends from mutual funds                                      $  -             $  -        $      -      $      -
EXPENSES:
 Mortality and expense risk                                          -                -            (364)            -
                                                                  ----             ----        --------      --------
  NET INVESTMENT INCOME (LOSS)                                       -                -            (364)            -
                                                                  ----             ----        --------      --------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                    -                -          (1,883)            -
 Capital gain distributions from mutual funds                        -                -               -             -
 Net unrealized depreciation of investments                          -                -         (19,849)            -
                                                                  ----             ----        --------      --------
  NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS                                             -                -         (21,732)            -
                                                                  ----             ----        --------      --------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATION                                      $  -             $  -        $(22,096)     $      -
                                                                  ====             ====        ========      ========

(1) Since inception December 2001
(2) Since inception November 2001
(3) Since inception January 2001
(4) Since inception October 2001
(5) Since inception September 2001

                                   USL VL-R-6

                                                DIVISIONS
----------------------------------------------------------------------------------------------------------------
                                                                                               North American -
                                                                                                 T. Rowe Price
               North American -    North American -    North American -    North American -        Science &
MFS Research   AG International     AG MidCap Index     AG Money Market     AG Nasdaq - 100     Technology Fund
 Series (3)     Equities Fund            Fund                Fund           Index Fund (4)            (5)
------------   ----------------    ----------------    ----------------    ----------------    ----------------
  $ 34,783          $ 5,566             $84,138            $195,986              $1,467              $7,510
         -                1                  65                  14                   -                  13
  --------          -------             -------            --------              ------              ------
  $ 34,783          $ 5,567             $84,203            $196,000              $1,467              $7,523
  ========          =======             =======            ========              ======              ======
  $      2          $    99             $   530            $  6,559              $    -              $    -
        65             (240)               (565)             (1,371)               (108)                (66)
  --------          -------             -------            --------              ------              ------
        67             (141)                (35)              5,188                (108)                (66)
  --------          -------             -------            --------              ------              ------
    (1,777)               -                (668)                  -                   -                   -
     2,204              616               8,452                   -                   -                 436
    (4,698)          (1,432)             (7,685)                  -                  74                  60
  --------          -------             -------            --------              ------              ------
    (4,271)            (816)                 99                   -                  74                 496
  --------          -------             -------            --------              ------              ------
  $ (4,204)         $  (957)            $    64            $  5,188              $  (34)             $  430
  ========          =======             =======            ========              ======              ======
  $      -          $     2             $    51            $  2,360              $    -              $    -
         -                2                  (1)               (265)                  -                   -
  --------          -------             -------            --------              ------              ------
         -                4                  50               2,095                   -                   -
  --------          -------             -------            --------              ------              ------
         -                -                (633)                  -                   -                   -
         -              350               3,802                   -                   -                   -
         -             (266)             (3,466)                  -                   -                   -
  --------          -------             -------            --------              ------              ------
         -               84                (297)                  -                   -                   -
  --------          -------             -------            --------              ------              ------
  $      -          $    88             $  (247)           $  2,095              $    -              $    -
  ========          =======             =======            ========              ======              ======

             DIVISIONS
  ---------------------------------
  North American -     PIMCO Real
   AG Stock Index      Return Bond
        Fund          Portfolio (1)
  ----------------    -------------
      $320,486            $173
           (13)              4
      --------            ----
      $320,473            $177
      ========            ====
      $  2,765            $  -
          (910)             (7)
      --------            ----
         1,855              (7)
      --------            ----
        (4,815)              -
        12,542               -
       (40,075)              -
      --------            ----
       (32,348)              -
      --------            ----
      $(30,493)           $ (7)
      ========            ====
      $    597            $  -
          (503)              -
      --------            ----
            94               -
      --------            ----
        (1,364)              -
         4,326               -
       (19,741)              -
      --------            ----
       (16,779)              -
      --------            ----
      $(16,685)           $  -
      ========            ====


                                   USL VL-R-7

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT USL VL-R

                                                                                   DIVISIONS
                                                       -----------------------------------------------------------------
                                                                                                            Putnam VT
                                                                          Putnam VT        Putnam VT      International
                                                        PIMCO Total      Diversified       Growth and       Growth and
                                                        Return Bond     Income Fund -    Income Fund -    Income Fund -
                                                        Portfolio(1)     Class IB (2)       Class IB         Class IB
                                                        ------------    --------------   --------------   --------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
ASSETS:
 Investment securities - at market                          $2,078             $6,168         $275,614         $ 72,933
 Due from (to) The United States Life Insurance Company
  in the City of New York                                       21                 27                3              (41)
                                                            ------             ------         --------         --------
  NET ASSETS                                                $2,099             $6,195         $275,617         $ 72,892
                                                            ======             ======         ========         ========
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
INVESTMENT INCOME:
 Dividends from mutual funds                                $   12             $    -         $  7,756         $  4,291
EXPENSES:
 Mortality and expense risk                                      6                (25)          (2,066)            (427)
                                                            ------             ------         --------         --------
  NET INVESTMENT INCOME (LOSS)                                  18                (25)           5,690            3,864
                                                            ------             ------         --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments                         -                  5             (455)            (630)
 Capital gain distributions from mutual funds                   28                  -                -                -
 Net unrealized appreciation
  (depreciation) of investments                                (44)                85          (22,041)         (18,911)
                                                            ------             ------         --------         --------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS       (16)                90          (22,496)         (19,541)
                                                            ------             ------         --------         --------
  INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATION                                 $    2             $   65         $(16,806)        $(15,677)
                                                            ======             ======         ========         ========
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000
INVESTMENT INCOME:
 Dividends from mutual funds                                $    -             $    -         $      -         $      -
EXPENSES:
 Mortality and expense risk                                      -                  -               49              (42)
                                                            ------             ------         --------         --------
  NET INVESTMENT INCOME (LOSS)                                   -                  -               49              (42)
                                                            ------             ------         --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments                         -                  -                -             (136)
 Capital gain distributions from mutual funds                    -                  -                -                -
 Net unrealized appreciation
  (depreciation) of investments                                  -                  -              156            3,723
                                                            ------             ------         --------         --------
  NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS                                         -                  -              156            3,587
                                                            ------             ------         --------         --------
  INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATION                                 $    -             $    -         $    205         $  3,545
                                                            ======             ======         ========         ========

(1) Since inception October 2001
(2) Since inception July 2001
(3) Since inception September 2001

                                   USL VL-R-8

                                                     DIVISIONS
---------------------------------------------------------------------------------------------------------------------
                          SAFECO RST-                                                               Van Kampen LIT
                             Growth                             Vanguard VIF     Vanguard VIF      Strategic Stock
     SAFECO RST-         Opportunities       UIF Equity       High Yield Bond     REIT Index     Portfolio - Class I
   Equity Portfolio        Portfolio      Growth Portfolio     Portfolio (1)     Portfolio (3)          Shares
----------------------   --------------   -----------------   ----------------   -------------   --------------------
     $ 40,300               $11,850            $152,929             $2,496           $6,515              $6,819
           (6)                  (72)                 (8)                 -                -                   2
     --------               -------            --------             ------           ------              ------
     $ 40,294               $11,778            $152,921             $2,496           $6,515              $6,821
     ========               =======            ========             ======           ======              ======
     $    299               $     -            $      -             $    -           $    -              $   63
         (241)                  190              (1,057)               (45)              (6)                (80)
     --------               -------            --------             ------           ------              ------
           58                   190              (1,057)               (45)              (6)                (17)
     --------               -------            --------             ------           ------              ------
         (651)                 (240)             (3,753)                41                -                  25
            -                   244                 189                  -                -                   -
       (3,854)                1,399             (20,378)                19               50                  95
     --------               -------            --------             ------           ------              ------
       (4,505)                1,403             (23,942)                60               50                 120
     --------               -------            --------             ------           ------              ------
     $ (4,447)              $ 1,593            $(24,999)            $   15           $   44              $  103
     ========               =======            ========             ======           ======              ======
     $    341               $     -            $      -             $    -           $    -              $    -
          (71)                   27                (342)                 -                -                  (5)
     --------               -------            --------             ------           ------              ------
          270                    27                (342)                 -                -                  (5)
     --------               -------            --------             ------           ------              ------
           33                     -              (2,412)                 -                -                   -
            -                   162               8,054                  -                -                   -
            -                  (182)            (28,093)                 -                -                 287
     --------               -------            --------             ------           ------              ------
           33                   (20)            (22,451)                 -                -                 287
     --------               -------            --------             ------           ------              ------
     $    303               $     7            $(22,793)            $    -           $    -              $  282
     ========               =======            ========             ======           ======              ======


                                   USL VL-R-9

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT USL VL-R

                                                                      DIVISIONS
                                           -----------------------------------------------------------------------
                                              AIM  V.I.                                            Dreyfus IP
                                            International  AIM V.I. Value       American          MidCap Stock
                                            Equity Fund -  Fund - Class I      Century VP       Portfolio-Initial
                                           Class I Shares      Shares        Value Fund (1)          shares (2)
                                           --------------  --------------    --------------     ------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
OPERATIONS:
 Net investment income (loss)                  $  (218)          $   (757)           $ (116)              $    22
 Net realized gain (loss) on investments             -             (4,813)              156                     -
 Capital gain distributions from mutual funds      391              2,534                 -                     -
 Net unrealized (appreciation)
  depreciation of investments                   (3,798)           (14,026)              600                     -
                                               -------           --------            ------               -------
  Increase (decrease) in net assets
   resulting from operations                    (3,625)           (17,062)              640                    22
                                               -------           --------            ------               -------
PRINCIPAL TRANSACTIONS:
 Net premiums                                    7,807             17,584             7,786                     -
 Net transfers                                   5,316             37,766             3,341                   332
 Internal rollovers                                  -                987                 -                     -
 Cost of insurance and other charges            (6,012)            (8,406)           (1,862)                  (41)
 Administrative charges                           (203)              (440)             (195)                    -
                                               -------           --------            ------               -------
  Increase in net assets resulting
   from principal transactions                   6,908             47,491             9,070                   291
                                               -------           --------            ------               -------
 TOTAL INCREASE IN NET ASSETS                    3,283             30,429             9,710                   313
NET ASSETS:
 Beginning of period                            11,787             95,406                 -                     -
                                               -------           --------            ------               -------
 End of period                                 $15,070           $125,835            $9,710               $   313
                                               =======           ========            ======               =======
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000
OPERATIONS:
 Net investment income (loss)                  $    (3)          $   (232)           $    -               $     -
 Net realized loss on investments                    -             (2,199)                -                     -
 Capital gain distributions from mutual funds      692              4,224                 -                     -
 Net unrealized (appreciation)
  depreciation of investments                   (2,329)           (17,396)                -                     -
                                               -------           --------            ------               -------
  Increase (decrease) in net assets
   resulting from operations                    (1,640)           (15,603)                -                     -
                                               -------           --------            ------               -------
PRINCIPAL TRANSACTIONS:
 Net premiums                                    2,822              1,794                 -                     -
 Net transfers                                  12,387            109,756                 -                     -
 Internal rollovers                                  -                  -                 -                     -
 Cost of insurance and other charges            (1,711)              (504)                -                     -
 Administrative charges                            (71)               (37)                -                     -
                                               -------           --------            ------               -------
  Increase in net assets resulting from
   principal transactions                       13,427            111,009                 -                     -
                                               -------           --------            ------               -------
 TOTAL INCREASE IN NET ASSETS                   11,787             95,406                 -                     -
NET ASSETS:
 Beginning of period                                 -                  -                 -                     -
                                               -------           --------            ------               -------
 End of period                                 $11,787           $ 95,406            $    -               $     -
                                               =======           ========            ======               =======

(1) Since inception March 2001
(2) Since inception December 2001
(3) Since inception January 2001
(4) Since inception April 2001
(5) Since inception November 2001
(6) Since inception July 2001

                                  USL VL-R-10

                                                      DIVISIONS
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         Janus Aspen
   Dreyfus VIF                           Fidelity VIP      Fidelity VIP Equity     Fidelity VIP          Aggressive
   Quality Bond     Dreyfus VIF Small     Contrafund        Income Portfolio -   Growth Portfolio -    Growth Portfolio -
Portfolio - Initial   Cap Portolio -   Portfolio - Service  Service Class 2       Service Class 2     Service Shares
      shares          Initial shares      Class 2 (3)             (1)                  (4)                   (5)
------------------- -----------------  ------------------- --------------------  ------------------   -------------------
   $   646               $   (58)           $    43             $    (95)            $  (116)               $ (59)
        94                     -               (618)                  42                 (54)                   4
       124                 3,831                566                    -                   -                    -
      (483)               (6,001)            (1,092)                (179)               (900)                  55
   -------               -------            -------             --------             -------                -----
       381                (2,228)            (1,101)                (232)             (1,070)                   -
   -------               -------            -------             --------             -------                -----
     9,650                15,110             23,873                7,340                 783                  357
     5,927                36,437             37,389                  839              20,658                  738
         -                     -                  -                    -                   -                    -
    (1,713)               (5,126)            (6,303)              (1,581)             (3,111)                 (93)
      (242)                 (378)              (597)                (183)                (20)                  (9)
   -------               -------            -------             --------             -------                -----
    13,622                46,043             54,362                6,415              18,310                  993
   -------               -------            -------             --------             -------                -----
    14,003                43,815             53,261                6,183              17,240                  993
     3,391                15,210                  -                    -                   -                   -
   -------               -------            -------             --------             -------                -----
   $17,394               $59,025            $53,261             $  6,183             $17,240                $ 993
   =======               =======            =======             ========             =======                =====
   $    29               $    28            $     -             $      -             $     -                $   -
         -                  (648)                 -                    -                   -                    -
         -                 6,418                  -                    -                   -                    -
        55                (5,988)                 -                    -                   -                    -
   -------               -------            -------             --------             -------                -----
        84                   308                  -                    -                   -                    -
   -------               -------            -------             --------             -------                -----
     1,467                 2,532                  -                    -                   -                    -
     1,964                13,205                  -                    -                   -                    -
         -                     -                  -                    -                   -                    -
       (88)                 (226)                 -                    -                   -                    -
       (36)                  (55)                 -                    -                   -                    -
   -------               -------            -------             --------             -------                -----
     3,307                15,456                  -                    -                   -                    -
   -------               -------            -------             --------             -------                -----
     3,391                15,210                  -                    -                   -                    -
         -                     -                  -                    -                   -                    -
   -------               -------            -------             --------             -------                -----
   $ 3,391               $15,210            $     -             $      -             $     -                $   -
   =======               =======            =======             ========             =======                =====


               DIVISIONS
  ---------------------------------------
     Janus Aspen
    International        Janus Aspen
  Growth Portfolio -  Worldwide Growth
   Service Shares     Portfolio - Service
        (6)              Shares (3)
  ------------------  -------------------
       $  (42)            $    40
          (52)               (469)
            -                   -
         (202)             (1,379)
       ------             -------
         (296)             (1,808)
       ------             -------
            -              10,308
        4,529              10,438
            -                   -
         (825)             (2,368)
            -                (258)
       ------             -------
        3,704              18,120
       ------             -------
        3,408              16,312
            -                   -
       ------             -------
       $3,408             $16,312
       ======             =======
       $    -             $     -
            -                   -
            -                   -
            -                   -
       ------             -------
            -                   -
       ------             -------
            -                   -
            -                   -
            -                   -
            -                   -
            -                   -
       ======             =======
            -                   -
            -                   -
       ------             -------
       $    -             $     -
       ======             =======


                                  USL VL-R-11

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT USL VL-R

                                                                      DIVISIONS
                                             ------------------------------------------------------------
                                             J.P. Morgan
                                                Small        MFS Capital                         MFS New
                                               Company      Opportunities     MFS Emerging      Discovery
                                             Portfolio (1)    Series (2)     Growth Series      Series (1)
                                             -------------  -------------    -------------      ----------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
OPERATIONS:
 Net investment income (loss)                       $ 51             $(45)        $   (809)          $  51
 Net realized gain (loss) on investments               -               24          (12,658)              -
 Capital gain distributions from mutual funds          -                -            6,900               -
 Net unrealized (appreciation)
  depreciation of investments                          -               46          (38,871)              -
                                                    ----             ----         --------           -----
  Increase (decrease) in net assets
   resulting from operations                          51               25          (45,438)             51
                                                    ----             ----         --------           -----
PRINCIPAL TRANSACTIONS:
 Net premiums                                        446              357           32,834               -
 Net transfers                                       423              671           38,593             399
 Internal rollovers                                    -                -                -               -
 Cost of insurance and other charges                 (54)             (85)         (16,321)            (50)
 Administrative charges                              (11)              (9)            (821)              -
                                                    ----             ----         --------           -----
  Increase (Decrease) in net assets
   resulting from principal transactions             804              934           54,285             349
                                                    ----             ----         --------           -----
 TOTAL INCREASE (DECREASE) IN NET ASSETS             855              959            8,847             400
NET ASSETS:
 Beginning of period                                   -                -          108,641               -
                                                    ----             ----         --------           -----
 End of period                                      $855             $959         $117,488           $ 400
                                                    ====             ====         ========           =====
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000
OPERATIONS:
 Net investment income (loss)                       $  -             $  -         $   (346)          $   -
 Net realized gain (loss) on investments               -                -           (1,883)              -
 Capital gain distributions from mutual funds          -                -                -               -
 Net unrealized depreciation of investments            -                -          (19,849)              -
                                                    ----             ----         --------           -----
  Increase (decrease) in net assets
   resulting from operations                           -                -          (22,096)              -
                                                    ----             ----         --------           -----
PRINCIPAL TRANSACTIONS:
 Net premiums                                          -                -            5,340               -
 Net transfers                                         -                -          127,322               -
 Internal rollovers                                    -                -                -               -
 Cost of insurance and other charges                   -                -           (1,796)              -
 Administrative charges                                -                -             (129)              -
                                                    ----             ----         --------           -----
  Increase in net assets resulting
   from principal transactions                         -                -          130,737               -
                                                    ----             ----         --------           -----
 TOTAL INCREASE IN NET ASSETS                          -                -          108,641               -
NET ASSETS:
 Beginning of period                                   -                -                -               -
                                                    ----             ----         --------           -----
 End of period                                      $  -             $  -         $108,641           $   -
                                                    ====             ====         ========           =====

(1) Since inception December 2001
(2) Since inception November 2001
(3) Since inception January 2001
(4) Since inception October 2001
(5) Since inception September 2001

                                  USL VL-R-12

                                                  DIVISIONS
----------------------------------------------------------------------------------------------------------------
                                                                                               North American -
                                                                                                 T.Rowe Price
               North American -    North American -    North American -    North American -        Science &
MFS Research   AG International     AG MidCap Index     AG Money Market     AG Nasdaq - 100     Technology Fund
Series (3)      Equities Fund            Fund                Fund          Index Fund (4)             (5)
------------   ----------------    ----------------    ----------------    ----------------    ----------------
  $    67          $  (141)            $   (35)            $   5,188              $ (108)             $  (66)
   (1,777)               -                (668)                    -                   -                   -
    2,204              616               8,452                     -                   -                 436
   (4,698)          (1,432)             (7,685)                    -                  74                  60
  -------          -------             -------             ---------              ------              ------
   (4,204)            (957)                 64                 5,188                 (34)                430
  -------          -------             -------             ---------              ------              ------
   23,338            3,965              21,409               407,824                 916                 446
   21,302                -              51,816              (727,847)                788               6,870
        -                -                 987                14,649                   -                   -
   (5,070)            (656)             (7,530)              (29,008)               (180)               (212)
     (583)             (99)               (535)              (10,194)                (23)                (11)
  -------          -------             -------             ---------              ------              ------
   38,987            3,210              66,147              (344,576)              1,501               7,093
  -------          -------             -------             ---------              ------              ------
   34,783            2,253              66,211              (339,388)              1,467               7,523
        -            3,314              17,992               535,388                   -                   -
  -------          -------             -------             ---------              ------              ------
  $34,783          $ 5,567             $84,203             $ 196,000              $1,467              $7,523
  =======          =======             =======             =========              ======              ======
  $     -          $     -             $    50             $   2,095              $    -              $    -
        -                -                (633)                    -                   -                   -
        -              350               3,802                     -                   -                   -
        -             (266)             (3,466)                    -                   -                   -
  -------          -------             -------             ---------              ------              ------
        -               88                (247)                2,095                   -                   -
  -------          -------             -------             ---------              ------              ------
        -              880               2,701               902,348                   -                   -
        -            2,438              15,515              (591,850)                  -                   -
        -                -                   -               274,493                   -                   -
        -              (71)                 79               (29,166)                  -                   -
        -              (21)                (56)              (22,532)                  -                   -
  -------          -------             -------             ---------              ------              ------
        -            3,226              18,239               533,293                   -                   -
  -------          -------             -------             ---------              ------              ------
        -            3,314              17,992               535,388                   -                   -
        -                -                   -                     -                   -                   -
  -------          -------             -------             ---------              ------              ------
  $     -          $ 3,314             $17,992             $ 535,388              $    -              $    -
  =======          =======             =======             =========              ======              ======



            DIVISIONS
 --------------------------------
 North American -     PIMCO Real
  AG Stock Index      Return Bond
       Fund          Portfolio (1)
 ----------------    ------------
     $  1,855            $ (7)
       (4,815)              -
       12,542               -
      (40,075)              -
     --------            ----
      (30,493)             (7)
     --------            ----
      146,649               -
       69,315             196
        1,480               -
      (18,839)            (12)
       (3,666)              -
     --------            ----
      194,939             184
     --------            ----
      164,446             177
      156,027               -
     --------            ----
     $320,473            $177
     ========            ====
     $     94            $  -
       (1,364)              -
        4,326               -
      (19,741)              -
     --------            ----
      (16,685)              -
     --------            ----
      138,361               -
       40,158               -
            -               -
       (2,348)              -
       (3,459)              -
     --------            ----
      172,712               -
     --------            ----
      156,027               -
            -               -
     --------            ----
     $156,027            $  -
     ========            ====


                                  USL VL-R-13

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT USL VL-R

                                                                          DIVISIONS
                                              -----------------------------------------------------------------
                                                                                                   Putnam VT
                                                                 Putnam VT        Putnam VT      International
                                                PIMCO Total     Diversified       Growth and       Growth and
                                                Return Bond    Income Fund -    Income Fund -    Income Fund -
                                               Portfolio (1)    Class IB (2)       Class IB         Class IB
                                               -------------   --------------   --------------   --------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
OPERATIONS:
 Net investment income (loss)                        $   18          $   (25)        $  5,690         $  3,864
 Net realized gain (loss) on investments                  -                5             (455)            (630)
 Capital gain distributions from mutual funds            28                -                -                -
 Net unrealized (appreciation)
  depreciation of investments                           (44)              85          (22,041)         (18,911)
                                                     ------          -------         --------         --------
  Increase (decrease) in net assets
   resulting from operations                              2               65          (16,806)         (15,677)
                                                     ------          -------         --------         --------
PRINCIPAL TRANSACTIONS:
  Net premiums                                          713            1,426           10,161           14,685
  Net transfers                                       1,527            6,012          295,875           27,469
  Internal rollovers                                      -                -              740                -
  Cost of insurance and other charges                  (126)          (1,272)         (18,080)         (10,270)
  Administrative charges                                (17)             (36)            (254)            (367)
                                                     ------          -------         --------         --------
   Increase in net assets resulting
    from principal transactions                       2,097            6,130          288,442           31,517
                                                     ------          -------         --------         --------
  TOTAL INCREASE (DECREASE) IN NET ASSETS             2,099            6,195          271,636           15,840
NET ASSETS:
  Beginning of period                                     -                -            3,981           57,052
                                                     ------          -------         --------         --------
  End of period                                      $2,099          $ 6,195         $275,617         $ 72,892
                                                     ======          =======         ========         ========
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2000
OPERATIONS:
 Net investment income (loss)                        $    -          $     -         $     49         $    (42)
 Net realized gain (loss) on investments                  -                -                -             (136)
 Capital gain distributions from mutual funds             -                -                -                -
 Net unrealized (appreciation)
  depreciation of investments                             -                -              156            3,723
                                                     ------          -------         --------         --------
  Increase (decrease) in net assets
   resulting from operations                              -                -              205            3,545
                                                     ------          -------         --------         --------
PRINCIPAL TRANSACTIONS:
 Net premiums                                             -                -              293              584
 Net transfers                                            -                -            4,104           54,247
 Internal rollovers                                       -                -                -                -
 Cost of insurance and other charges                      -                -             (614)          (1,275)
 Administrative charges                                   -                -               (7)             (49)
                                                     ------          -------         --------         --------
  Increase in net assets resulting
   from principal transactions                            -                -            3,776           53,507
                                                     ------          -------         --------         --------
 TOTAL INCREASE IN NET ASSETS                             -                -            3,981           57,052
NET ASSETS:
 Beginning of period                                      -                -                -                -
                                                     ------          -------         --------         --------
 End of period                                       $    -          $     -         $  3,981         $ 57,052
                                                     ======          =======         ========         ========

(1) Since inception October 2001
(2) Since inception July 2001
(3) Since inception September 2001



                                  USL VL-R-14

                                                   DIVISIONS
-----------------------------------------------------------------------------------------------------------------
                     SAFECO RST-                                                                Van Kampen LIT
                        Growth                              Vanguard VIF     Vanguard VIF      Strategic Stock
 SAFECO RST-        Opportunities    UIF Equity Growth    High Yield Bond     REIT Index     Portfolio - Class I
Equity Portfolio      Portfolio          Portfolio         Portfolio (1)     Portfolio (3)          Shares
----------------    -------------    ------------------   ----------------   -------------   --------------------
    $    58            $   190             $ (1,057)            $  (45)         $   (6)                $  (17)
       (651)              (240)              (3,753)                41               -                     25
          -                244                  189                  -               -                      -
     (3,854)             1,399              (20,378)                19              50                     95
    -------            -------             --------             ------          ------                 ------
     (4,447)             1,593              (24,999)                15              44                    103
    -------            -------             --------             ------          ------                 ------
      8,484             10,441               26,798                892               -                  2,510
          -              1,920               30,747              1,844           6,641                  1,694
          -                  -                  740                  -               -                      -
     (7,993)            (2,804)             (16,925)              (233)           (170)                  (662)
       (212)              (261)                (670)               (22)              -                    (63)
    -------            -------             --------             ------          ------                 ------
        279              9,296               40,690              2,481           6,471                  3,479
    -------            -------             --------             ------          ------                 ------
     (4,168)            10,889               15,691              2,496           6,515                  3,582
     44,462                889              137,230                  -               -                  3,239
    -------            -------             --------             ------          ------                 ------
    $40,294            $11,778             $152,921             $2,496          $6,515                 $6,821
    =======            =======             ========             ======          ======                 ======
    $   270            $    27             $   (342)            $    -          $    -                 $   (5)
         33                  -               (2,412)                 -               -                      -
          -                162                8,054                  -               -                      -
          -               (182)             (28,093)                 -               -                    287
    -------            -------             --------             ------          ------                 ------
        303                  7              (22,793)                 -               -                    282
    -------            -------             --------             ------          ------                 ------
          -                  -                1,399                  -               -                      -
     45,894              1,757              160,125                  -               -                  2,978
          -                  -                    -                  -               -                      -
     (1,735)              (875)              (1,466)                 -               -                    (21)
          -                  -                  (35)                 -               -                      -
    -------            -------             --------             ------          ------                 ------
     44,159                882              160,023                  -               -                  2,957
    -------            -------             --------             ------          ------                 ------
     44,462                889              137,230                  -               -                  3,239
          -                  -                    -                  -               -                      -
    -------            -------             --------             ------          ------                 ------
    $44,462            $   889             $137,230             $    -          $    -                 $3,239
    =======            =======             ========             ======          ======                 ======


                                  USL VL-R-15

NOTES TO FINANCIAL STATEMENTS
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT USL VL-R

NOTE A - ORGANIZATION

  The Platinum Investor Divisions (the "Divisions") of The United States Life Insurance Company in the City of New York Separate Account USL VL-R (the "Separate Account") received their first deposits in March 2000. The Separate Account was established by resolution of the Board of Directors of The United States Life Insurance Company in the City of New York (the "Company") on August 8, 1997. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended, and consists of forty-one investment divisions at December 31, 2001.

  The forty-one Divisions, as of December 31, 2001, available to the Platinum Investor Variable Life Insurance Policies policy owners invest in independently managed mutual fund portfolios ("Funds"), and are as follows: (1)

AIM VARIABLE INSURANCE FUNDS - CLASS I SHARES ("V.I."):
  AIM V.I. International Equity Fund (2)
  AIM V.I. Value Fund (3)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("VP"):
  VP Value Fund

AYCO SERIES TRUST:
  Ayco Growth Fund (4) *

CREDIT SUISSE WARBURG PINCUS TRUST: (5)
  Small Company Growth Portfolio (5)*

DREYFUS INVESTMENT PORTFOLIOS ("IP"):
  MidCap Stock Portfolio - Initial shares

DREYFUS VARIABLE INVESTMENT FUND ("VIF")
  Quality Bond Portfolio - Initial shares
  Small Cap Portfolio - Initial shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP"):
  VIP Asset Manager(SM) Portfolio - Service Class 2*
  VIP Contrafund(R) Portfolio - Service Class 2
  VIP Equity-Income Portfolio - Service Class 2
  VIP Growth Portfolio - Service Class 2

JANUS ASPEN SERIES - SERVICE SHARES:
  Aggressive Growth Portfolio
  International Growth Portfolio
  Worldwide Growth Portfolio

J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company Portfolio (6)

MFS VARIABLE INSURANCE TRUST:
  MFS Capital Opportunities Series
  MFS Emerging Growth Series
  MFS New Discovery Series
  MFS Research Series

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT"):
  Mid-Cap Growth Portfolio *

NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I (7)
(A RELATED PARTY):
  North American - AG International Equities Fund
  North American - AG MidCap Index Fund (7)
  North American - AG Money Market Fund (7)
  North American - AG Nasdaq-100(R) Index Fund
  North American - T.Rowe Price Science & Technology Fund
  North American - AG Small Cap Index Fund *
  North American - AG Stock Index Fund

PIMCO VARIABLE INSURANCE TRUST ADMINISTRATIVE CLASS:
  PIMCO Real Return Bond Portfolio (8)
  PIMCO Short-Term Bond Portfolio (8) *
  PIMCO Total Return Bond Portfolio (8)

PUTNAM VARIABLE TRUST ("VT"):
  Putnam VT Diversified Income Fund - Class IB
  Putnam VT Growth and Income Fund  - Class IB
  Putnam VT International Growth and Income Fund - Class IB

SAFECO RESOURCE SERIES TRUST ("RST"):
  Equity Portfolio
  Growth Opportunities Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"):
  Equity Growth Portfolio
  High Yield Portfolio *

VANGUARD VARIABLE INSURANCE FUND ("VIF"):
  High Yield Bond Portfolio
  REIT Index Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST - CLASS I SHARES ("LIT"):
  Strategic Stock Portfolio (9)

(1) Effective January 2, 2002, the following Franklin Templeton Variable Insurance Products Trust funds were added to the existing Divisions:
    Franklin U.S. Government Fund - Class 2; Mutual Shares Securities Fund - Class 2; Templeton International Securities Fund - Class 2. On May 1, 2002, Templeton International Securities Fund - Class 2 will change its name to Templeton Foreign Securities Fund - Class 2.
(2) Effective May 1, 2002, AIM V.I. International Equity Fund will change its name to AIM V.I. International Growth Fund.
(3) Effective May 1, 2002, AIM V.I. Value Fund will change its name to AIM V.I. Premier Equity Fund.
(4) Effective October 1, 2001, Ayco Large Cap Growth Fund I changed its name to Ayco Growth Fund.
(5) Effective October 1, 2001, Warburg Pincus changed its name to Credit Suisse Warburg Pincus Trust. Effective May 1, 2002, Credit Suisse Warburg Pincus Trust will change its name to Credit Suisse Trust, and the Small Company Growth Portfolio will change its name to Small Cap Growth Portfolio.
(6) Effective May 1, 2002, J.P. Morgan Small Company Portfolio will change its name to JPMorgan Small Company Portfolio.
(7) Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I, and the Money Market Fund changed its name to Money Market I Fund and MidCap Index Fund changed its name to Mid Cap Index Fund.
(8) Effective May 1, 2002, PIMCO Real Return Bond Portfolio, PIMCO Short-Term Bond Portfolio, and PIMCO Total Return Bond Portfolio will change its name to PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio and PIMCO Total Return Portfolio, respectively.
(9) Van Kampen Life Investment Trust is seeking approval of shareholders, as of a record date of February 15, 2002, for the reorganization of its series, the Strategic Stock Portfolio into another of its series, the Growth and Income Portfolio.

*  These Divisions have had no activity.

  Net premiums from the policies are allocated to the Divisions and invested in portfolios and funds, in accordance with policy owners' instructions, and are recorded as principal transactions in the Statement of Changes in Net Assets. Changes in the economic environment have a direct impact on the net asset value per share of a portfolio or fund. There is no assurance that the investment objectives of any of the Divisions will be met. Policy owners bear the complete risk of premium payments allocated to a Division.

                                  USL VL-R-16

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

  The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below.

  SECURITY VALUATION - The investments in shares of the Divisions are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost, for financial reporting and federal income tax purposes.

  POLICY LOANS - When a policy loan is made, the loan amount is transferred to the Company from the policyholder's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy at an effective annual rate of 4.00%, and loan interest is charged to the policy at an effective annual rate of 4.75%. Loan repayments are invested in the policyholder's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

CONTRACT CHARGES

  DEDUCTIONS FROM PREMIUM PAYMENTS. Certain jurisdictions require that a deduction be made from each premium payment for taxes. The amount of such
deduction currently ranges from 0.75% to 3.5%.   Prior to allocation to the
Separate Account, an additional 2.5% is deducted from each after-tax premium payment.

  SEPARATE ACCOUNT CHARGES. Currently, daily charges at an annual rate of 0.75% on the daily net asset value of the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued. For each policy, a reduction in the current daily charge by 0.25% will occur after policy year 10, and a further reduction of 0.25% will occur after policy year 20.

  Also, an additional 2.5% from each after-tax premium payment are deducted and used to primarily pay Company distribution expenses and to a lesser extent administrative, other taxes, licenses and fees related to the policy.

  Other charges paid to the Company include: deductions for monthly maintenance charges, the cost of insurance, additional benefit riders, and surrender charges.

  The monthly maintenance charge deduction is $6 for each policy in force.

  Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction.

  Also, monthly charges are deducted, if the policy owner select additional benefits riders. The charges for any rider selected will vary by Policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider.

  Surrender charges are deducted if the policy is surrendered during the policy's first 10 years. Beginning in the fourth policy year, the amount of the surrender charge decreases by a constant amount each policy year. In addition, a $10 transaction fee per policy is charged for each partial surrender made, and each transfer in excess of 12 during a policy year is subject to a charge of $25.

  USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

NOTE C - FEDERAL INCOME TAXES

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the internal revenue code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                  USL VL-R-17

SEPARATE ACCOUNT USL VL-R - PLATINUM  INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES

For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from the sales of investments were:


                                             Divisions                                                 Purchases         Sales
--------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. International Equity Fund - Class I Shares                                                 $    6,983      $       -
   AIM V.I. Value Fund - Class I Shares                                                                    65,327         16,153
   American Century VP Value Fund                                                                          11,152          2,199
   Dreyfus IP MidCap Stock Portfolio - Initial shares                                                         312              -
   Dreyfus VIF Quality Bond Fund - Initial shares                                                          29,338         14,326
   Dreyfus VIF Small Cap Portfolio - Initial shares                                                        49,727              -
   Fidelity VIP Contrafund Portfolio - Service Class 2                                                     59,006          4,036
   Fidelity VIP Equity-Income Portfolio - Service Class 2                                                   8,226          1,907
   Fidelity VIP Growth Portfolio - Service Class 2                                                         19,202          1,009
   Janus Aspen Series Aggressive Growth Portfolio - Service Shares                                          1,004             70
   Janus Aspen Series International Growth Portfolio - Service Shares                                       4,535            872
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares                                          19,951          1,789
   J.P. Morgan Small Company Porfolio                                                                         855              -
   MFS Capital Opportunities Series                                                                         1,387            497
   MFS Emerging Growth Series                                                                              77,584         16,752
   MFS New Discovery Series                                                                                   400              -
   MFS Research Series                                                                                     45,761          4,502
   North American - AG International Equities Fund                                                          4,048              -
   North American - AG MidCap Index Fund                                                                   76,680          2,179
   North American - AG Money Market Fund                                                                  361,714        701,061
   North American - AG Nasdaq 100 Index Fund                                                                1,393              -
   North American - T.Rowe Price Science & Technology Fund                                                  7,450              -
   North American - AG Stock Index Fund                                                                   228,731         20,060
   PIMCO Real Return Bond Portfolio                                                                           173              -
   PIMCO Total Return Bond Portfolio                                                                        2,123              -
   Putnam VT Diversified Income Fund - Class IB                                                             6,350            272
   Putnam VT Growth and Income Fund - Class IB                                                            306,319         12,323
   Putnam VT International Growth and Income Fund - Class IB                                               37,873          2,395
   SAFECO RST-Equity Portfolio                                                                              7,474          7,164
   SAFECO RST-Growth Opportunities Portfolio                                                               10,466          1,262
   UIF Equity Growth Portfolio                                                                             47,869          8,290
   Vanguard VIF High Yield Bond Portfolio                                                                   3,864          1,428
   Vanguard VIF REIT Index Portfolio                                                                        6,465              -
   Van Kampen LIT Strategic Stock - Class I Shares                                                          3,650            215
                                                                                                       ----------       --------
   Total                                                                                               $1,513,392       $820,761
                                                                                                       ==========       ========

                                  USL VL-R-18

NOTE E - INVESTMENTS

  The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2001.

                                                                 Net                                                Unrealized
                                                                Asset     Value of Shares     Cost of Shares      Appreciation/
Divisions                                           Shares      Value        at Market             Held           (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - Class I Shares:
----------------------------------------------
   AIM V.I. International Equity Fund              1,008.927     $14.91           $ 15,043           $ 21,170             $ (6,127)
   AIM V.I. Value Fund                             5,389.127      23.35            125,836            157,258              (31,422)

American Century Variable Portfolios, Inc.:
-------------------------------------------
   VP Value Fund                                   1,305.044       7.44              9,710              9,109                  601

Dreyfus Investment Portfolios:
------------------------------
   MidCap Stock Portfolio - Initial shares            22.591      13.80                312                312                    -

Dreyfus Variable Investment Fund:
---------------------------------
   Quality Bond Portfolio - Initial shares         1,529.022      11.37             17,385             17,813                 (428)
   Small Cap Portfolio - Initial shares            1,680.090      35.13             59,022             71,011              (11,989)

Fidelity Variable Insurance Products Fund:
------------------------------------------
   VIP Contrafund Portfolio - Service Class 2      2,662.996      20.00             53,260             54,352               (1,092)
   VIP Equity-Income Portfolio - Service Class 2     273.712      22.59              6,183              6,362                 (179)
   VIP Growth Portfolio - Service Class 2            517.080      33.34             17,239             18,139                 (900)

Janus Aspen Series - Service Shares:
------------------------------------
   Aggressive Growth Portfolio                        45.674      21.73                993                938                   55
   International Growth Portfolio                    146.337      23.30              3,410              3,611                 (201)
   Worldwide Growth Portfolio                        574.820      28.38             16,313             17,693               (1,380)

J. P. Morgan Series Trust II:
-----------------------------
   J. P. Morgan Small Company Portfolio               64.652      13.22                855                855                    -

MFS Variable Insurance Trust:
-----------------------------
   MFS Capital Opportunities Series                   70.734      13.56                959                913                   46
   MFS Emerging Growth Series                      6,532.285      17.98            117,450            176,171              (58,721)
   MFS New Discovery Series                           26.217      15.27                400                400                    -
   MFS Research Series                             2,428.990      14.32             34,783             39,481               (4,698)

                                  USL VL-R-19

SEPARATE ACCOUNT USL VL-R-Platinum Investor Divisions
NOTES TO FINANCIAL STATEMENTS-CONTINUED

Note E - Investments - Continued

                                                                 Net                                                Unrealized
                                                                Asset     Value of Shares     Cost of Shares      Appreciation/
Divisions                                           Shares      Value        at Market             Held           (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
North American Funds Variable Products Series I:
------------------------------------------------
   International Equities Fund                         849.950  $ 6.55      $  5,566           $  7,266         $  (1,700)
   MidCap Index Fund                                 4,855.064   17.33        84,138             95,289           (11,151)
   Money Market Fund                               195,986.060    1.00       195,986            195,986                 -
   Nasdaq-100 Index Fund                               328.190    4.47         1,467              1,393                74
   Science & Technology Fund                           600.304   12.51         7,510              7,450                60
   Stock Index Fund                                  9,885.441   32.42       320,486            380,302           (59,816)

PIMCO Variable Insurance Trust
 Administrative Class:
------------------------------
   PIMCO Real Return Bond Portfolio                     16.425   10.56           173                173                 -
   PIMCO Total Return Bond Portfolio                   210.153    9.89         2,078              2,123               (45)

Putnam Variable Trust:
----------------------
   Putnam VT Diversified Income Fund
    - Class IB                                         704.903    8.75         6,168              6,083                85
   Putnam VT Growth and Income Fund
    - Class IB                                      11,758.264   23.44       275,614            297,499           (21,885)
   Putnam VT International Growth
    and Income Fund - Class IB                       7,495.661    9.73        72,933             88,121           (15,188)

SAFECO Resource Series Trust:
------------------------------
   RST-Equity Portfolio                              1,631.579   24.70        40,300             44,154            (3,854)
   RST-Growth Opportunities Portfolio                  541.344   21.89        11,850             10,634             1,216

The Universal Institutional Funds, Inc.:
----------------------------------------
   Equity Growth Portfolio                          10,762.084   14.21       152,929            201,400           (48,471)

Vanguard Variable Insurance Fund:
---------------------------------
   High Yield Bond Portfolio                           290.601    8.59         2,496              2,477                19
   REIT Index Portfolio                                500.006   13.03         6,515              6,465                50

Van Kampen Life Investment Trust -
 Class I Shares:
----------------------------------
   Strategic Stock Portfolio                           575.449   11.85         6,819              6,437               382

Total                                                                     $1,672,181         $1,948,840         $(276,659)
                                                                          ==========         ==========         =========

                                  USL VL-R-20

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Year Ended December 31, 2001

                                                                                  DIVISIONS
                                       ---------------------------------------------------------------------------------------------
                                                                                         Dreyfus IP
                                           AIM V.I.                                        MidCap         Dreyfus VIF   Dreyfus VIF
                                         International       AIM V.I.                      Stock         Quality Bond    Small Cap
                                          Equity Fund -    Value Fund -    American      Portfolio -      Portfolio -   Portfolio -
                                            Class I          Class I      Century VP       Initial         Initial       Initial
                                            Shares            Shares      Value Fund       shares           shares        shares
Outstanding at beginning of period         1,060.967         7,515.612             -             -          307.825      1,180.816
Premiums                                     821.627         1,570.323       675.518             -          817.309      1,235.440
Transfers between funds                      559.955         3,081.877       295.439        37.739          514.734      2,943.917
Cost of insurance and administrative
 charges                                    (655.111)         (744.983)     (166.570)       (4.579)        (148.520)      (442.441)
                                           ---------        ----------      --------        ------        ---------      ---------
Outstanding at end of period               1,787.438        11,422.829       804.387        33.160        1,491.348      4,917.732
                                           =========        ==========      ========        ======        =========      =========


                                                                                        Janus Aspen      Janus Aspen    Janus Aspen
                                         Fidelity VIP    Fidelity VIP    Fidelity VIP    Aggressive     International    Worldwide
                                          Contrafund     Equity-Income     Growth          Growth           Growth        Growth
                                          Portfolio -     Portfolio -    Portfolio -     Portfolio -      Portfolio -    Portfolio -
                                           Service          Service        Service        Service          Service        Service
                                           Class 2          Class 2        Class 2         Shares           Shares         Shares

Outstanding at beginning of period                -               -               -              -                -              -
Premiums                                  2,887.941         728.910          98.516         77.235                -      1,479.410
Transfers between funds                   4,259.338          88.287       2,687.064        156.763          626.732      1,203.908
Cost of insurance and administrative
 charges                                   (754.658)       (167.123)       (421.439)       (20.718)        (126.072)      (325.087)
                                          ---------        --------       ---------        -------         --------      ---------
Outstanding at end of period              6,392.621         650.074       2,364.141        213.280          500.660      2,358.231
                                          =========        ========       =========        =======         ========      =========

                                          J.P. Morgan      MFS Capital    MFS Emerging     MFS New       MFS       North American -
                                         Small Company    Opportunities      Growth       Discovery    Research    AG International
                                           Portfolio         Series          Series        Series       Series     Equities Fund

Outstanding at beginning of period                -                -        6,543.777            -            -        295.490
Premiums                                     56.515           55.032        2,732.051            -    3,285.496        415.488
Transfers between funds                      49.607           99.662        2,843.610       51.540    2,344.856              -
Cost of insurance and administrative
 charges                                     (6.855)         (13.102)      (1,399.300)      (6.073)    (684.102)       (69.956)
                                             ------          -------       ----------       ------    ---------        -------
Outstanding at end of period                 99.267          141.592       10,720.138       45.467    4,946.250        641.022
                                             ======          =======       ==========       ======    =========        =======


                                                                                              North
                                                North          North          North         American -       North        PIMCO
                                              American -     American -     American -    T. Rowe Price    American -   Real Return
                                              AG MidCap       AG Money    AG Nasdaq-100      Science        AG Stock       Bond
                                              Index Fund    Market Fund    Index Fund     & Technology     Index Fund    Portfolio

Outstanding at beginning of period            1,209.695      47,715.768            -               -       12,774.079           -
Premiums                                      1,530.366      36,248.316      179.991         101.342       13,249.685           -
Transfers between funds                       3,558.335     (64,444.211)     158.187       1,650.303        5,827.631      16.906
Cost of insurance and administrative
 charges                                       (539.943)     (2,545.139)     (38.078)        (51.362)      (1,741.603)     (1.068)
                                              ---------      ----------      -------       ---------       ----------      ------
Outstanding at end of period                  5,758.453      16,974.734      300.100       1,700.283       30,109.792      15.838
                                              =========      ==========      =======       =========       ==========      ======

                                  USL VL-R-21

SEPARATE ACCOUNT USL VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Year Ended December 31, 2001

                                                                            DIVISIONS
                                        ----------------------------------------------------------------------------------
                                                                                            Putnam VT
                                                          Putnam VT        Putnam VT      International
                                        PIMCO Total      Diversified       Growth and       Growth and        SAFECO RST-
                                        Return Bond      Income Fund -    Income Fund -    Income Fund -        Equity
                                         Portfolio         Class IB         Class IB         Class IB          Portfolio

Outstanding at beginning of period              -                  -          355.721        4,889.695        4,153.158
Premiums                                   62.284            143.244        1,005.377        1,514.741          841.131
Transfers between funds                   138.481            622.575       26,859.097        2,592.728                -
Cost of insurance and administrative
 charges                                  (11.399)          (131.038)      (1,712.565)      (1,048.679)        (808.804)
                                          -------           --------       ----------       ----------        ---------
Outstanding at end of period              189.366            634.781       26,507.630        7,948.485        4,185.485
                                          =======           ========       ==========       ==========        =========

                                                                                                                   Van Kampen LIT
                                            SAFECO RST-                         Vanguard VIF                       Strategic Stock
                                               Growth         UIF Equity            High         Vanguard VIF         Portfolio -
                                           Opportunities        Growth           Yield Bond       REIT Index            Class I
                                              Portfolio        Portfolio          Portfolio        Portfolio            Shares

Outstanding at beginning of period              106.097        10,694.211                -                 -            286.296
Premiums                                      1,173.664         2,416.927           87.730                 -            222.198
Transfers between funds                         233.849         2,570.492          181.677           550.997            151.730
Cost of insurance and administrative
 charges                                       (324.338)       (1,536.795)         (23.068)          (14.553)           (59.240)
                                              ---------        ----------          -------           -------            -------
Outstanding at end of period                  1,189.272        14,144.835          246.339           536.444            600.984
                                              =========        ==========          =======           =======            =======

                                  USL VL-R-22

NOTE G - PER UNIT DATA

     A summary of unit values and units outstanding for variable account policies and the expense ratios, excluding expenses of the underlying Divisions, for the year ended December 31, 2001, are as follows:

                                                                                              Investment
                                                                       Unit                     Income       Expense       Total
                     Divisions                            Units        Value     Net Assets      Ratio        Ratio        Return
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - Class I Shares:
----------------------------------------------
   AIM V.I. International Equity Fund                    1,787.438  $ 8.431062     $ 15,070         0.37%        0.75%      -24.11%
   AIM V.I. Value Fund                                  11,422.829   11.016113      125,835         0.15%        0.75%      -13.22%

American Century Variable Portfolios, Inc.:
----------------------------------------------
   VP Value Fund (1)                                       804.387   12.070904        9,710         0.00%        0.75%       15.23%

Dreyfus Investment Portfolios:
------------------------------
   MidCap Stock Portfolio - Initial shares (2)              33.160    9.422956          313         0.00%        0.75%        0.00%

Dreyfus Variable Investment Fund:
---------------------------------
   Quality Bond Portfolio - Initial shares               1,491.348   11.663052       17,394         6.67%        0.75%        5.89%
   Small Cap Portfolio - Initial shares                  4,917.732   12.002454       59,025         0.61%        0.75%       -6.82%

Fidelity Variable Insurance Products Fund:
------------------------------------------
   VIP Contrafund Portfolio - Service Class 2 (3)        6,392.621    8.331585       53,261         0.41%        0.75%       -9.10%
   VIP Equity-Income Portfolio - Service Class 2 (1)       650.074    9.511041        6,183         0.00%        0.75%        1.64%
   VIP Growth Portfolio - Service Class 2 (4)            2,364.141    7.292288       17,240         0.00%        0.75%       -8.73%

Janus Aspen Series - Service Shares:
------------------------------------
   Aggressive Growth Portfolio (5)                         213.280    4.653294          993         0.00%        0.75%        5.73%
   International Growth Portfolio (6)                      500.660    6.807670        3,408         0.15%        0.75%       -5.79%
   Worldwide Growth Portfolio (3)                        2,358.231    6.916841       16,312         0.21%        0.75%      -23.96%

J. P. Morgan Series Trust II:
-----------------------------
   J. P. Morgan Small Company Portfolio (2)                 99.267    8.614017          855         0.00%        0.75%        0.00%

MFS Variable Insurance Trust:
-----------------------------
   MFS Capital Opportunities Series (5)                    141.592    6.775961          959         0.00%        0.75%        4.93%
   MFS Emerging Growth Series                           10,720.138   10.959606      117,488         0.00%        0.75%      -33.99%
   MFS New Discovery Series (2)                             45.467    8.805005          400         0.00%        0.75%        0.00%
   MFS Research Series (3)                               4,946.250    7.032225       34,783         0.01%        0.75%      -22.59%

(1)   Since inception March 2001
(2)   Since inception December 2001
(3)   Since inception January 2001
(4)   Since inception April 2001
(5)   Since inception November 2001
(6)   Since inception July 2001

                                  USL VL-R-23

SEPARATE ACCOUNT USL VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - PER UNIT DATA - CONTINUED

                                                                                         Investment
                                                                 Unit                      Income        Expense        Total
                   Divisions                        Units        Value     Net Assets       Ratio         Ratio        Return
-------------------------------------------------------------------------------------------------------------------------------
North American Funds Variable Product Series I:
-----------------------------------------------
   International Equities Fund                       641.022    8.684995         5,567         2.23%         0.75%       -22.56%
   MidCap Index Fund                               5,758.453   14.622567        84,203         1.04%         0.75%        -1.68%
   Money Market Fund                              16,974.734   11.546595       196,000         1.79%         0.75%         2.91%
   Nasdaq-100 Index Fund (1)                         300.100    4.888457         1,467         0.00%         0.75%         6.79%
   Science & Technology Fund (2)                   1,700.283    4.424590         7,523         0.00%         0.75%         7.02%
   Stock Index Fund                               30,109.792   10.643487       320,473         1.16%         0.75%       -12.86%

PIMCO Variable Insurance Trust Administrative
 Class:
-----------------------------------------------
   PIMCO Real Return Bond Portfolio (3)               15.838   11.169982           177         0.00%         0.75%         0.00%
   PIMCO Total Return Bond Portfolio (1)             189.366   11.081760         2,099         0.67%         0.75%        -0.40%

Putnam Variable Trust:
----------------------
   Putnam VT Diversified Income Fund-Class IB (4)    634.781    9.759590         6,195         0.00%         0.75%         1.50%
   Putnam VT Growth and Income Fund-Class IB      26,507.630   10.397634       275,617         5.55%         0.75%        -7.10%
   Putnam VT Int'l Growth and Income               7,948.485    9.170594        72,892         6.60%         0.75%       -21.40%
   Fund-Class IB

SAFECO Resource Series Trust:
-----------------------------
   RST Equity Portfolio                            4,185.485    9.627194        40,294         0.71%         0.75%       -10.07%
   RST Growth Opportunities Portfolio              1,189.272    9.903635        11,778         0.00%         0.75%        18.25%

The Universal Institutional Funds, Inc.:
-----------------------------------------
   Equity Growth Portfolio                        14,144.835   10.811066       152,921         0.00%         0.75%       -15.75%

Vanguard Variable Insurance Fund:
----------------------------------
   High Yield Bond Portfolio (1)                     246.339   10.133522         2,496         0.00%         0.75%         2.24%
   REIT Index Portfolio (2)                          536.444   12.144954         6,515         0.00%         0.75%         0.53%

Van Kampen Life Investment Trust - Class I
 Shares:
-------------------------------------------
   Strategic Stock Portfolio                         600.984   11.350093         6,821         1.25%         0.75%         0.32%
                                                                           -----------
Total                                                                       $1,672,267
                                                                            ==========

(1) Since inception October 2001
(2) Since inception September 2001
(3) Since inception December 2001
(4) Since inception July 2001

                                  USL VL-R-24

                              FINANCIAL STATEMENTS

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

        The United States Life Insurance Company in the City of New York

                              Financial Statements

                  Years ended December 31, 2001, 2000 and 1999

                                    CONTENTS

Report of Independent Auditors..................   F-1

Audited Financial Statements

Balance Sheets..................................   F-2
Statements of Income............................   F-4
Statements of Comprehensive Income..............   F-5
Statements of Shareholder's Equity..............   F-6
Statements of Cash Flows........................   F-7
Notes to Financial Statements...................   F-8


                         [LETTERHEAD OF ERNST & YOUNG]


                        Report of Independent Auditors

Board of Directors and Shareholder
The United States Life Insurance Company in the City of New York

We have audited the accompanying balance sheets of The United States Life Insurance Company in the City of New York (an indirectly wholly owned subsidiary of American International Group, Inc.) as of December 31, 2001 and 2000, and the related statements of income, comprehensive income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The United States Life Insurance Company in the City of New York at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


March 29, 2002

                                                /s/ Ernst & Young LLP

        The United States Life Insurance Company in the City of New York

                                 Balance Sheets

                                                             DECEMBER 31
                                                         2001           2000
                                                 ------------------------------
                                                          (In Thousands)
ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $1,701,326 in 2001 and
  $1,807,155 in 2000)                                 $1,743,012     $1,811,628

 Equity securities, at fair value (cost - $673
  in 2001 and $673 in 2000)                                  632            719

 Mortgage loans on real estate                           122,813        122,806
 Policy loans                                             77,710         77,871
 Other long-term investments                              21,006         20,145
 Short-term investments                                  130,223         65,815
                                                 ------------------------------

Total investments                                      2,095,396      2,098,984

Cash                                                      11,113         13,099
Note receivable - affiliate                              117,000              -
Indebtedness from affiliates                               4,684          3,946
Accrued investment income                                 29,915         33,079
Accounts and premiums receivable                          84,255         93,236
Reinsurance recoverable - paid losses                     11,690         10,367
Reinsurance recoverable - unpaid losses                  679,930        641,880
Deferred policy acquisition costs                        140,999        144,320
Property and equipment                                     3,656          4,422
Assets held in separate accounts                           2,261          1,880
Other assets                                              25,430         25,164
                                                 ------------------------------
Total assets                                          $3,206,329     $3,070,377
                                                 ==============================



See accompanying notes.

                                                             DECEMBER 31
                                                         2001            2000
                                                  -------------------------------
                                                           (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits
      Life and Annuity                                $1,724,114      $1,641,586
      Accident & Health                                  498,070         430,575
 Other policy claims and benefits payable                100,636         106,105
 Other policyholders' funds                               98,932         107,440
 Federal income taxes                                    (34,976)        (36,818)
 Indebtedness to affiliates                                5,954           2,791
 Reinsurance payable                                      76,335         108,425
 Liabilities held in separate accounts                     2,261           1,880
 Other liabilities                                       253,769         250,269
                                                 -------------------------------
Total liabilities                                      2,725,095       2,612,253
                                                 -------------------------------

Shareholder's equity:
 Common stock, $2 par value, 1,980,658 shares
  authorized, issued, and outstanding                      3,961           3,961
 Additional paid-in capital                                8,361           8,361
 Accumulated other comprehensive income                   10,067          (2,437)
 Retained earnings                                       458,845         448,239
                                                 -------------------------------
Total shareholder's equity                               481,234         458,124
                                                 -------------------------------
Total liabilities and shareholder's equity            $3,206,329      $3,070,377
                                                 ===============================

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                              Statements of Income

                                                   YEAR ENDED DECEMBER 31
                                            2001            2000            1999
                                     -----------------------------------------------
                                                       (In Thousands)
Revenues:
 Premiums and other considerations          $191,275        $212,295        $205,554
 Net investment income                       147,451         154,094         164,163
 Net realized investment gains
  (losses)                                     1,120          (4,601)          4,689
 Other                                         7,886           7,259           6,330
                                     -----------------------------------------------
Total revenues                               347,732         369,047         380,736
                                     -----------------------------------------------
Benefits and expenses:
 Benefits                                    203,844         201,107         203,967
 Operating costs and expenses                 94,867          87,176         121,840
 Restructuring and related charges            12,187               -               -
                                     -----------------------------------------------
Total benefits and expenses                  310,898         288,283         325,807
                                     -----------------------------------------------

Income before income taxes and
 cumulative effect of accounting
 changes                                      36,834          80,764          54,929
Income tax expense                            12,590          28,185          19,167
                                     -----------------------------------------------

Income before cumulative effect of
 accounting changes                           24,244          52,579          35,762
Cumulative effect of accounting
 changes, net of tax                          (1,638)              -               -
                                     -----------------------------------------------
Net income                                  $ 22,606        $ 52,579        $ 35,762
                                     ===============================================

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                       Statements of Comprehensive Income

                                                    YEAR ENDED DECEMBER 31
                                             2001            2000            1999
                                     -----------------------------------------------
                                                       (In Thousands)
Net income                                  $ 22,606         $52,579       $  35,762
                                     -----------------------------------------------
Other comprehensive income (loss):

 Gross change in unrealized gains
  (losses)                                    35,367          18,668        (162,179)
 Deferred policy acquisition costs           (17,368)         (6,471)         61,197
 Tax expense (benefit)                         6,299           4,269         (35,345)
                                     -----------------------------------------------
       Net gain (loss)                        11,700           7,928         (65,637)
                                     -----------------------------------------------
Less:
 (Losses) gains realized in net
  income                                      (1,359)         (8,158)          5,321
 Deferred policy acquisition costs               122           4,235          (4,289)
 Tax (benefit) expense                          (433)         (1,373)            360
                                     -----------------------------------------------
       Net (loss) gain                          (804)         (2,550)            672
                                     -----------------------------------------------

 Change in net unrealized gains
  (losses)                                    12,504          10,478         (66,309)
                                     -----------------------------------------------
Comprehensive income (loss)                 $ 35,110         $63,057       $ (30,547)
                                     ===============================================



See accompanying notes.

        The United States Life Insurance Company in the City of New York

                       Statements of Shareholder's Equity

                                                   YEAR ENDED DECEMBER 31
                                           2001            2000            1999
                                     -----------------------------------------------
                                                       (In Thousands)
Common stock:
 Balance at beginning of year               $  3,961        $  3,961        $  3,961
 Change during year                                -               -               -
                                     -----------------------------------------------
Balance at end of year                         3,961           3,961           3,961
                                     -----------------------------------------------
Additional paid-in capital:
 Balance at beginning of year                  8,361           8,361           8,361
 Change during year                                -               -               -
                                     -----------------------------------------------
Balance at end of year                         8,361           8,361           8,361
                                     -----------------------------------------------
Accumulated other comprehensive
 income:
 Balance at beginning of year                 (2,437)        (12,915)         53,394
 Change in unrealized gains (losses)
  on securities                               12,504          10,478         (66,309)
                                     -----------------------------------------------
Balance at end of year                        10,067          (2,437)        (12,915)
                                     -----------------------------------------------
Retained earnings:
 Balance at beginning of year                448,239         395,660         457,898
 Net income                                   22,606          52,579          35,762
 Dividends paid                              (12,000)              -         (98,000)
Balance at end of year                       458,845         448,239         395,660
                                     -----------------------------------------------
Total shareholder's equity                  $481,234        $458,124        $395,067
                                     ===============================================

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                            Statements of Cash Flows

                                                                         YEAR ENDED DECEMBER 31
                                                          2001                   2000                   1999
                                                --------------------------------------------------------------------
                                                                            (In Thousands)

OPERATING ACTIVITIES
Net income (loss)                                          $    22,606            $    52,579            $    35,762
Adjustments to reconcile net income to net cash
(used in) provided by operating activities:
   Change in accounts and premiums receivable                   (3,429)                14,093                138,588
   Change in future policy benefits                             61,157                 13,357                (52,714)
   Amortization of policy acquisition costs                     31,729                 37,553                 44,123
   Policy acquisition costs deferred                           (46,756)               (41,658)               (31,030)
   Change in other policyholders' funds                         (8,908)                (3,033)                 5,927
   Provision for deferred income tax expense                    (8,398)                 8,139                  2,495
   Depreciation                                                  1,892                  1,713                  1,294
   Amortization                                                   (554)                (4,754)                (4,858)
   Change in indebtedness to/from affiliates                     2,425                 (1,553)                 5,382
   Change in reinsurance balances                              (71,463)               (37,368)                 4,668
   Net (gain) loss on sale of investments                       (1,242)                   366                 (4,689)
   Other, net                                                    7,713                (11,869)               (21,051)
                                                --------------------------------------------------------------------
Net cash (used in) provided by operating
 activities                                                    (13,228)                27,565                123,897
                                                --------------------------------------------------------------------

INVESTING ACTIVITIES
Purchases of investments and loans made                     (3,398,818)            (5,983,061)            (4,284,385)
Sales or maturities of investments and receipts
 from repayment of loans                                     3,451,096              5,964,176              4,286,356

Note from affiliate                                           (117,000)                     -                      -
Sales and purchases of property, equipment, and
software, net                                                     (902)                (1,779)                (1,290)
                                                --------------------------------------------------------------------
Net cash (used in) provided by investing
 activities                                                    (65,624)               (20,664)                   681
                                                --------------------------------------------------------------------

FINANCING ACTIVITIES
Policyholder account deposits                                  187,742                170,698                138,580
Policyholder account withdrawals                               (98,876)              (173,071)              (161,632)
Dividends paid                                                 (12,000)                     -                (98,000)
                                                --------------------------------------------------------------------
Net cash provided by (used in) financing
 activities                                                     76,866                 (2,373)              (121,052)
                                                --------------------------------------------------------------------

(Decrease) increase in cash                                     (1,986)                 4,528                  3,526
Cash at beginning of year                                       13,099                  8,571                  5,045
                                                --------------------------------------------------------------------
Cash at end of year                                        $    11,113            $    13,099            $     8,571
                                                ====================================================================

There was no interest paid in 2001. Interest paid amounted to approximately $38 thousand and $367 thousand in 2000 and 1999 respectively.

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                         Notes to Financial Statements

                               December 31, 2001

NATURE OF OPERATIONS

The United States Life Insurance Company in the City of New York (the "Company") is domiciled in the State of New York. The Company is a wholly owned subsidiary of AGC Life Insurance Company. Through the acquisition of American General Corporation by American International Group, Inc. on August 29, 2001, American International Group, Inc. became the ultimate parent of the Company.

The Company offers a broad portfolio of individual life and annuity products as well as group and credit insurance.

The individual life line of business includes universal life, variable universal life, level term, whole life and interest sensitive whole life as well as fixed and variable annuities. These individual and annuity products are sold primarily to affluent markets, generally through independent general agencies and producers as well as financial institutions. The Company also provides products for preferred international markets and other target markets through lower cost distribution channels.

Group insurance products include group life, accidental death & dismemberment ("AD&D"), dental, vision and disability coverage and are sold through independent general agents and producers as well as third party administrators. These products are marketed nationwide to employers, professional and affinity associations.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). Transactions with the parent company and other subsidiaries of the parent company are not eliminated from the financial statements of the Company.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

1.2 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include both long-duration and short-duration contracts.

Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.2 INSURANCE CONTRACTS (CONTINUED)

contracts generally require the performance of various functions and services over a period of more than one year.

Short-duration contracts include group major medical, dental, term life, AD&D, excess major medical, hospital indemnity and long-term and short-term disability policies. Short-term contracts generally require the performance of various functions and services over a period of one year or less.

The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

1.3 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2001 and 2000. Unrealized gains and losses are recorded in shareholder's equity as accumulated other comprehensive income. If the fair value of a security classified as available-for-sale declines below its amortized cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.3 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at the unpaid principal balance.

INVESTMENT INCOME

Investment income is generally recorded when earned. Premiums and discounts arising from the purchase of certain mortgage and asset-backed securities are amortized into investment income over the estimated remaining term of the securities, adjusted for anticipated prepayments. The prospective method is used to account for the impact on investment income of changes in the estimated future cash for these securities. Premiums and discounts on other fixed maturity securities are amortized using the interest method over the remaining term of the security. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method.

1.4 DEFERRED POLICY ACQUISITION COSTS ("DPAC")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

DPAC associated with interest-sensitive life contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC associated with insurance investment contracts is effectively charged off over the period ending one year beyond the surrender charge period. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

DPAC associated with interest-sensitive life contracts is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amount of DPAC on at least an annual basis. Management considers estimated future gross profits or future premiums, future lapse rates, expected mortality/morbidity, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.5 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 1.4). For all other contracts, premiums are recognized when due.

1.6 POLICY AND CONTRACT CLAIMS RESERVES

The Company's insurance and annuity liabilities relate to both long-duration and short-duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For long-duration contracts reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other long-duration contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.25% to 11.25% at December 31, 2001 and 2000.

Short-duration contracts are rated based on attained age and are guaranteed issue and thus not subject to the normal wear-off mortality/morbidity patterns. No policy reserves other than unearned premium reserves are held. The unearned premium reserve is based on gross premium and is calculated on a pro rata basis.

Incurred but not reported claim reserves for accident and health business are based upon historical patterns demonstrated through run-out studies. Reserves for open long-term disability claims are based on the 1985 Commissioner Disability Tables, modified for company experience. The interest rate assumption varies by year of incurral, but averages 6.42%.

Waiver of premium reserves for life insurance are based on the 1970 Krieger table at 3% interest.

1.7 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.7 REINSURANCE (CONTINUED)

A recoverable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance recoverables. The cost of reinsurance is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

1.8 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 48.5%, 41.6%, and 38.7% of individual life insurance in force at December 31, 2001, 2000 and 1999 respectively.

The portion of earnings allocated to participating policyholders that cannot be expected to inure to shareholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $2.0 million, $2.0 million and $2.2 million in 2001, 2000 and 1999 respectively.

1.9 INCOME TAXES

On June 17, 1997, USLIFE Corporation was acquired by American General Corporation. For 2000 and the period from January 1, 2001 to August 29, 2001, the Company will file a separate federal income tax return.

On August 29, 2001, American General Corporation, was acquired by American International Group, Inc. (AIG). For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance subsidiaries. The Company participates in a tax sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the parent company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.9 INCOME TAXES (CONTINUED)

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in fair value of available-for-sale securities are included in accumulated other comprehensive income in shareholder's equity.

1.10 CHANGES IN ACCOUNTING AND REPORTING STANDARDS

In January 2001, the Emerging Issues Task Force (EITF) issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e., collateralized debt obligations). In accordance with the transaction provisions of EITF 99-20, the Company recorded in its income statement for 2001 a cumulative effect of an accounting change adjustment loss of $1.6 million ($2.5 million before tax).

1.11 SEPARATE ACCOUNT BUSINESS

Separate Accounts are assets and liabilities associated with certain contracts, principally variable universal life and variable annuities; for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.12 RECLASSIFICATION

Certain prior year amounts have been reclassified to conform to current year presentation.

        The United States Life Insurance Company in the City of New York

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows:

                                             2001            2000           1999
                                     ----------------------------------------------
                                                      (In Thousands)
Investment income:
 Fixed maturities                           $134,707        $135,140       $145,074
 Equity securities                                49              49             35
 Mortgage loans on real estate                 9,698           9,270          7,750
 Investment real estate                           73             137            744
 Policy loans                                  5,187           5,196          5,468
 Other long-term investments                    (759)          1,704          2,866
 Short-term investments                        9,592          13,547          8,307
 Investment income from affiliates              (306)            139            370
                                     ----------------------------------------------
Gross investment income                      158,241         165,182        170,614
Investment expenses                           10,790          11,088          6,451
                                     ----------------------------------------------
Net investment income                       $147,451        $154,094       $164,163
                                     ==============================================


2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows:

                                             2001            2000            1999
                                     -----------------------------------------------
                                                       (In Thousands)
Fixed maturities:
 Gross gains                                 $10,044        $  5,714         $14,200
 Gross losses                                 (8,883)        (13,872)         (8,879)
 DPAC                                            122           4,235          (4,289)
                                     -----------------------------------------------
Total fixed maturities                         1,283          (3,923)          1,032
Other investments                               (163)           (678)          3,657
                                     -----------------------------------------------
Net realized investment gains
 (losses)                                    $ 1,120        $ (4,601)        $ 4,689
                                     ===============================================

        The United States Life Insurance Company in the City of New York

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value (see Note 1.3). Amortized cost and fair value at December 31, 2001 and 2000 were as follows:

                                                 GROSS           GROSS
                                AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST           GAIN           LOSS           VALUE
                            -------------------------------------------------------------
December 31, 2001                                    (In Thousands)
Fixed maturity securities:
 Corporate securities:
   Investment-grade              $1,181,858        $57,010       $ (8,679)     $1,230,189
   Below investment-grade           103,940          1,356        (13,854)         91,442
 Mortgage-backed securities*        254,051          1,915         (5,290)        250,676
 U.S. government obligations        135,268         10,375           (917)        144,726
 Foreign governments                 23,040            104            (92)         23,052
 State and political                  3,169          3,552         (3,794)          2,927
  subdivisions
                            -------------------------------------------------------------
Total fixed maturity
 securities                      $1,701,326        $74,312       $(32,626)     $1,743,012
                            =============================================================
Equity securities                $      673        $    34       $    (75)     $      632
                            =============================================================

                                                 GROSS          GROSS
                                AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST           GAIN           LOSS           VALUE
                            -------------------------------------------------------------
December 31, 2000                                   (In Thousands)
Fixed maturity securities:
 Corporate securities:
   Investment-grade              $1,360,149        $39,966       $(36,908)     $1,363,207
   Below investment-grade            78,177          1,280        (12,503)         66,954
 Mortgage-backed securities*        191,087          2,471           (453)        193,105
 U.S. government obligations        135,522          7,125              -         142,647
 Foreign governments                 34,487          3,665              -          38,152
 State and political
  subdivisions                        4,640             81              -           4,721
 Redeemable preferred stocks          2,886              -           (251)          2,635
 Derivatives                            207              -              -             207
                            =============================================================
Total fixed maturity
 securities                      $1,807,155        $54,588       $(50,115)     $1,811,628
                            =============================================================
Equity securities                $      673        $    60       $    (14)     $      719
                            =============================================================

* Primarily include pass-through securities guaranteed by the U.S. government and government agencies for both December 31, 2001 and 2000.

        The United States Life Insurance Company in the City of New York

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholder's equity at December 31 were as follows:

                                                         2001            2000
                                                    ----------------------------
                                                           (In Thousands)
Gross unrealized gains                                  $ 74,346        $ 54,648
Gross unrealized losses                                  (32,701)        (50,129)
DPAC and other fair value adjustments                    (26,157)         (8,267)
Deferred federal income taxes                             (5,421)          1,311
                                                    ----------------------------
Net unrealized gains on securities                      $ 10,067        $ (2,437)
                                                    ============================

The contractual maturities of fixed maturity securities at December 31, 2001 and 2000 were as follows:

                                       2001                          2000
                        ------------------------------------------------------------
                            AMORTIZED        MARKET       AMORTIZED        MARKET
                               COST          VALUE           COST          VALUE
                        ------------------------------------------------------------
                                 (In Thousands)                (In Thousands)
Fixed maturity
 securities, excluding
 mortgage-backed
 securities:
   Due in one year or
    less                     $  138,754     $  141,074     $  123,246     $  124,195
   Due after one year
    through five years          355,250        373,517        500,288        510,238
   Due after five years
    through ten years           346,878        355,211        352,879        344,782
   Due after ten years          606,393        622,534        639,655        639,308
Mortgage-backed
 securities                     254,051        250,676        191,087        193,105
                           -----------------------------------------------------------
Total fixed maturity
 securities                  $1,701,326     $1,743,012     $1,807,155     $1,811,628
                           =========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $1.8 billion, $873.6 million, and $779.4 million during 2001, 2000, and 1999 respectively.

        The United States Life Insurance Company in the City of New York

2.   INVESTMENTS (CONTINUED)

2.4 INVESTMENT SUMMARY

Investments of the Company were as follows:

                                        DECEMBER 31, 2001                                  DECEMBER 31, 2000
                      ------------------------------------------------------------------------------------------------------
                                                              CARRYING                                           CARRYING
                              COST          FAIR VALUE         AMOUNT            COST          FAIR VALUE         AMOUNT
                      ------------------------------------------------------------------------------------------------------
                                          (In Thousands)                                     (In Thousands)
Fixed maturities:
Bonds:
   United States
    government and
    government
    agencies and
    authorities          $  175,611       $  187,301        $  187,301       $  135,522       $  142,647       $  142,647
   States,
    municipalities,
    and political
    subdivisions              3,169            3,241             3,241            4,640            4,721            4,721
   Foreign governments       23,040           25,364            25,364           34,487           38,152           38,152
   Public utilities         149,009          151,865           151,865          176,848          180,178          180,178
   Mortgage-backed
    securities              254,051          250,676           250,676          191,087          193,105          193,105
   All other
    corporate bonds       1,096,446        1,124,565         1,124,565        1,261,478        1,249,983        1,249,983
 Redeemable preferred
  stocks                          -                -                 -            2,886            2,635            2,635
 Derivatives                      -                -                 -              207              207              207
                          -----------------------------------------------------------------------------------------------
Total fixed maturities    1,701,326        1,743,012         1,743,012        1,807,155        1,811,628        1,811,628

Equity securities:
     Nonredeemable
      preferred stocks          568              587               587              568              574              574
     Common stocks              105               45                45              105              145              145
                          -----------------------------------------------------------------------------------------------
Total fixed
 maturities and
 equity securities        1,701,999       $1,743,644         1,743,644        1,807,828       $1,812,347        1,812,347
                                          ==========                                          ==========

Mortgage loans on
 real estate*               122,813                            122,813          122,806                           122,806
Policy loans                 77,710                             77,710           77,871                            77,871
Other long-term
 investments                 21,006                             21,006           20,145                            20,145
Short-term investments      130,223                            130,223           65,815                            65,815
                          ---------                         ---------------------------                        ----------
Total investments         $2,053,751                        $2,095,396       $2,094,465                        $2,098,984
                          ==========                        ===========================                        ==========

* Amount is net of allowance for losses of $0.6 million at December 31, 2001 and 2000 respectively.

        The United States Life Insurance Company in the City of New York

3. DEFERRED POLICY ACQUISITION COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                             2001            2000            1999
                                         -------------------------------------------
                                                       (In Thousands)
Balance at January 1                        $144,320        $146,686        $ 98,552
 Capitalization                               46,756          41,658          31,030
 Amortization                                (32,709)        (37,553)        (44,123)
 Effect of unrealized gains and
  losses on securities                       (17,490)        (10,706)         65,486
 Effect of realized gains and losses             122           4,235          (4,289)
 Reinsurance transfer                              -               -              30
                                         -------------------------------------------
Balance at December 31                      $140,999        $144,320        $146,686
                                         ===========================================

4. FEDERAL INCOME TAXES

4.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                             December 31
                                                         2001            2000
                                                    ----------------------------
                                                           (In Thousands)
Current tax (recoverable) payable                       $   (177)       $ (4,567)
Deferred tax (assets) liabilities, applicable to:
 Net income                                              (40,220)        (30,940)
 Net unrealized investment gains (losses)                  5,421          (1,311)
                                                    ----------------------------
Total net deferred tax (assets)                          (34,799)        (32,251)
                                                    ----------------------------
Total current and deferred tax (assets)
 liabilities                                            $(34,976)       $(36,818)
                                                    ============================

        The United States Life Insurance Company in the City of New York

4. FEDERAL INCOME TAXES (CONTINUED)

4.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                         2001            2000
                                                    ----------------------------
                                                           (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs                      $ 20,103        $ 23,224
 Basis differential of investments                        15,220           2,672
 Other                                                    (6,745)         (4,664)
                                                    ----------------------------
Total deferred tax liabilities                            28,578          21,232

Deferred tax assets applicable to:
 Policy reserves                                         (58,437)        (59,441)
 Other                                                    (4,940)          5,958
                                                    ----------------------------
Total deferred tax assets                                (63,377)        (53,483)
                                                    ----------------------------
Net deferred tax (assets) liabilities                   $(34,799)       $(32,251)
                                                    ============================

A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations or is distributed as dividends. Such income, accumulated in policyholders' surplus accounts, totaled $37.8 million at December 31, 2001 and 2000.

At current corporate rates, the maximum amount of tax on such income is approximately $13.2 million. Deferred taxes on these accumulations are not required because no distributions are expected.

        The United States Life Insurance Company in the City of New York

4. FEDERAL INCOME TAXES (CONTINUED)

4.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                              2001            2000            1999
                                        --------------------------------------------
                                                       (In Thousands)
Current tax expense                          $20,988         $20,046         $16,672
Deferred tax (benefit) expense:
 Deferred policy acquisition cost             (3,272)             65           4,412
 Policy reserves                               2,497           2,123          (1,947)
 Basis differential of investments            (3,295)           (799)         (1,070)
 Other, net                                   (4,328)          6,750           1,100
                                            ---------       ---------       ---------
Total deferred tax (benefit) expense          (8,398)          8,139           2,495
                                        --------------------------------------------
Income tax expense                           $12,590         $28,185         $19,167
                                        ============================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                2001            2000            1999
                                        --------------------------------------------
                                                       (In Thousands)
Income tax at statutory percentage
 of GAAP pretax income                       $12,892         $28,267         $19,225
Tax-exempt investment income                     (11)           (138)           (131)
Other                                           (291)             56              73
                                        --------------------------------------------
Income tax expense                           $12,590         $28,185         $19,167
                                        ============================================

        The United States Life Insurance Company in the City of New York

4. FEDERAL INCOME TAXES (CONTINUED)

4.3 TAXES PAID

Income taxes paid amounted to approximately $16.6 million, $20.5 million, and $27.0 million in 2001, 2000, and 1999, respectively.

4.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service ("IRS") has completed examinations of the Company's tax returns through 1994. The IRS is currently auditing the 1995 through 1999 tax returns.

5. TRANSACTIONS WITH AFFILIATES

On December 27, 2001, the Company acquired a Senior Promissory Note from AGC in the amount of $117 million. The note, which matures on December 27, 2006, pays semi-annual interest at a rate equal to 1-month LIBOR plus 50 basis points.

American General Corporation and certain affiliated companies provide services to the Company, principally data processing, investment management, professional and administrative services. During 2001, 2000 and 1999, the Company incurred $51.1 million, $32.5 million and $28.8 million, respectively, for these services. In addition, the Company provides services to certain affiliated companies. During 2001, 2000 and 1999 the Company was reimbursed $9.2 million, $10.0 million and $4.3 million, respectively, for these services. During 2001 and 2000, the Company transferred a liability to an affiliate and reduced operating expenses by $3.0 and $10.5 million, respectively, to match the services to be provided by the affiliate.

The Company periodically borrows funds from the parent company under an intercompany short-term borrowing agreement entered into during 1997. These borrowings are on demand and are unsecured. Interest is charged on the average borrowing based on the commercial paper rate. At December 31, 2001 and 2000, no amounts were outstanding under the borrowing agreement.

Following regulatory approval from the necessary authorities, the Company reinsured 49% of its credit life and credit accident and health business to American General Assurance Company, an affiliate, effective January 1, 1998. Additionally, following regulatory approval from the necessary authorities, the Company also reinsured 49% of its New York and 100% of its non-New York group life (excluding permanent policies), group accident and health, and individual accident and health business to American General Assurance Company effective October 1, 1998. In 2001, the Company paid $15 million to American General Assurance Company due to a change in reserve estimate.

        The United States Life Insurance Company in the City of New York

5. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Amounts recoverable of $521 million and $492 million and amounts payable of $68 million and $101 million, relating to this affiliated reinsurance, are included under the captions "Reinsurance recoverable - unpaid losses" and "Reinsurance payable" in the balance sheets at December 31, 2001 and 2000, respectively.

6. ACCIDENT AND HEALTH RESERVES

Activity in the liability for unpaid claims and claim adjustment expenses for the Company's accident and health coverage is summarized as follows:

                                                           YEAR ENDED DECEMBER 31
                                                       2001           2000           1999
                                                 ------------------------------------------
                                                               (In Thousands)
Balance as of January 1, net of reinsurance
 recoverable                                          $17,384        $20,599        $19,782
                                                 ------------------------------------------
Add: Incurred losses (1)                               18,449         19,626         25,440
                                                 ------------------------------------------
Deduct: Paid losses related to:
 Current year                                           8,169         12,960          9,943
 Prior years                                           11,473          9,881         14,680
                                                 ------------------------------------------
   Total paid losses                                   19,642         22,841         24,623
                                                 ------------------------------------------

Balance as of December 31, net of reinsurance
 recoverable                                           16,191         17,384         20,599
Reinsurance recoverable                                31,595         36,374         45,019
                                                 ------------------------------------------
Balance as of December 31, gross of
 reinsurance recoverable                              $47,786        $53,758        $65,618
                                                 ==========================================

(1) Substantially all of the Company's incurred claims and claim adjustment expenses relate to the respective current year.

The liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business is based on the estimated amount payable on claims reported prior to the date of the balance sheets which have not yet been settled, claims reported subsequent to the date of the balance sheets which have been incurred during the period then ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

        The United States Life Insurance Company in the City of New York

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

At December 31, 2001, the plans' assets were invested as follows: (1) 63% in equity mutual funds managed outside the company; (2) 30% in fixed income mutual funds managed by one of American International Group Inc.'s subsidiaries and (3) 7% in American International Group, Inc.'s Common Stock.

The benefit plans have purchased annuity contracts from American International Group Inc.'s subsidiaries to provide approximately $56 million of future annual benefits to certain retirees.

The components of pension expense and underlying assumptions were as follows:

                                             2001             2000            1999
                                          ---------------------------------------------
                                                        (In Thousands)
Service cost (benefits earned)                $    40          $   173         $ 1,050
Interest cost                                   1,505            1,515           2,159
Expected return on plan assets                 (2,136)          (2,241)         (2,864)
Amortization                                     (144)            (323)           (424)
                                             ---------        ---------       ---------
Pension (income)                              $  (735)         $  (876)        $   (79)
                                          ============================================
Discount rate on benefit obligation              7.25%            8.00%           7.75%
Rate of increase in compensation
 levels                                          4.25%            4.50%           4.25%
Expected long-term rate of return on
 plan assets                                    10.35%           10.35%          10.35%

        The United States Life Insurance Company in the City of New York

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                         2001            2000
                                                    ----------------------------
                                                           (In Thousands)
Projected benefit obligation (PBO)                       $20,928         $19,731
Plan assets at fair value                                 18,710          21,636
                                                    ----------------------------
Plan assets at fair value (less than) in excess
 of PBO                                                   (2,218)          1,905
Other unrecognized items, net                              4,411            (591)
                                                    ----------------------------
Prepaid pension expense                                  $ 2,193         $ 1,314
                                                    ============================

The change in PBO was as follows:

                                                          2001            2000
                                                    ----------------------------
                                                           (In Thousands)
PBO at January 1                                         $19,731         $29,314
Service and interest costs                                 1,545           1,688
Benefits paid                                             (1,681)         (1,551)
Actuarial loss (gain)                                      2,385          (2,685)
Transfers and other                                       (1,052)         (7,035)
                                                    ----------------------------
PBO at December 31                                       $20,928         $19,731
                                                    ============================

The change in the fair value of plan assets was as follows:

                                                          2001            2000
                                                    -------------------------------
                                                             (In Thousands)
Fair value of plan assets at January 1                   $21,636         $29,789
Actual return on plan assets                                (921)          1,066
Benefits paid                                             (1,681)         (1,552)
Transfers                                                   (324)         (7,667)
                                                     ---------------------------
Fair value of plan assets at December 31                 $18,710         $21,636
                                                     ===========================

        The United States Life Insurance Company in the City of New York

7. BENEFIT PLANS (CONTINUED)

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 2001. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association (VEBA); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit expense (benefit) in 2001, 2000, and 1999 was $(361) thousand, $(585) thousand, and $(574) thousand, respectively. The accrued liability for postretirement benefits was $1.4 million and $2.2 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans.

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                      2001                          2000
                        ------------------------------------------------------------
                               FAIR         CARRYING         FAIR         CARRYING
                              VALUE          AMOUNT         VALUE          AMOUNT
                        ------------------------------------------------------------
                                  (In Millions)                 (In Millions)
Assets:
 Fixed maturity and
  equity securities              $1,744         $1,744         $1,832         $1,832
 Mortgage loans on real
  estate                         $  128         $  123         $  123         $  123
 Policy loans                    $   77         $   78         $   78         $   78
 Short term investments          $  130         $  130         $   66         $   66
Liabilities:
 Insurance investment
  contracts                      $  290         $  310         $  347         $  360

        The United States Life Insurance Company in the City of New York

8. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

        The United States Life Insurance Company in the City of New York

9. STATUTORY FINANCIAL INFORMATION; DIVIDEND PAYING CAPABILITY

The Company's statutory basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the State of New York Insurance Department. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications by the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, from company to company within a state, and may change in the future. There were no material permitted practices utilized by the Company in 2001, 2000 or 1999.

Policyholder's surplus and net income, as reported to the domiciliary state insurance department in accordance with its prescribed or permitted statutory accounting practices is summarized as follows:

                                             2001           2000           1999
                                     ---------------------------------------------
                                                      (In Thousands)
Statutory net income for the year           $ 15,225       $ 54,623       $ 48,003
Statutory surplus at year-end               $223,168       $226,434       $146,841

Statutory accounting practices require acquisition costs on new business (including commissions and underwriting and issue costs) to be charged to expense when incurred. Regulatory net income includes income (loss) attributed to participating policyholders of ($0.4) million, $2.8 million and $(2.0) million in 2001, 2000 and 1999, respectively. The 2001 loss is primarily due to unfavorable mortality. The 2000 gain is primarily the result of less conservative reserving requirements adopted by New York State. The 1999 loss was primarily a result of higher levels of sales of participating term insurance products. Regulatory equity capital includes capital attributed to participating policyholders of $(35.2) million, $(29.7) million and $(45.4) million at December 31, 2001, 2000 and 1999 respectively. Capital attributed to participating policyholders is not available for payment of dividends to shareholders.

The Company is subject to New York Business Corporation Law, which imposes restrictions on shareholder dividends. The maximum amount of dividends that can be paid by New York domiciled life insurance companies without the prior approval of the New York State Superintendent of Insurance in a calendar year is the lesser of: (1) 10% of surplus as regards policyholders as of the immediately preceding calendar year or (2) the net gain from operations of such insurer for the immediately preceding calendar year. The Company paid $12 million and $98 million in dividends in 2001 and 1999, respectively. The Company did not pay any dividends in 2000.

        The United States Life Insurance Company in the City of New York

9. STATUTORY FINANCIAL INFORMATION; DIVIDEND PAYING CAPABILITY (CONTINUED)

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual became effective January 1, 2001. The State of New York required that insurance companies domiciled in the State of New York prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual - Version Effective January 1, 2001, except where there are conflicts with the provisions of New York Insurance Law, the most significant being deferred taxes.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual - Version Effective January 1, 2001 are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the company reported a change of accounting principle, on a statutory basis, as an adjustment that increased unassigned funds (surplus), of $3.8 million as of January 1, 2001.

10. LEASES

The Company has various leases for office space and facilities. At December 31, 2001 the future minimum rental commitments under all of the Company's noncancellable leases were as follows:

          YEAR ENDED               GROSS RENT        SUBLEASE         NET RENT
          DECEMBER 31                EXPENSE         RENTALS          EXPENSE
--------------------------------------------------------------------------------
                                                  (In Thousands)
           2002                         $ 5,082         $ 2,735           $2,347
           2003                           4,925           2,650            2,275
           2004                           2,326           2,621             (295)
           2005                           2,203           2,620             (417)
           2006                           2,074           2,620             (546)
                                   ---------------------------------------------
                    Total               $16,610         $13,246           $3,364
                                   =============================================

Net rent expense incurred in 2001, 2000 and 1999 was $3.3 million, $4.7 million and $4.7 million, respectively.

        The United States Life Insurance Company in the City of New York

11. COMMITMENTS AND CONTINGENCIES

In 1997, prior to the acquisition by American General Corporation, USLIFE Corporation entered the workers' compensation reinsurance business. In 1998, the Company discontinued writing new workers' compensation reinsurance business. The largest workers' compensation contract was a quota share reinsurance agreement with Superior National Insurance Group (Superior National), effective May 1, 1998. On November 29, 1999, the Company initiated an arbitration proceeding to rescind this contract from its inception, based in part on misrepresentations and nondisclosures which the Company believes were made by Superior National.

In 2000, the California Department of Insurance ordered seizure of Superior National's insurance subsidiaries as a result of their financial condition and Superior National Insurance Group, Inc. voluntarily filed for bankruptcy.

Through the arbitration with Superior National, the Company plans to fully pursue all remedies. Although management believes, based on the advice of counsel, that the Company will succeed in rescinding the contract, risks and uncertainties remain with respect to the ultimate outcome. In the unlikely event the Company does not prevail in the arbitration, management does not expect the additional aftertax losses from the Company's workers' compensation business to exceed $85 million, after recoveries from reinsurers. If the Company does not prevail in the arbitration, American General Corporation has committed to make contributions to the capital of the Company sufficient to meet its obligations under the treaty.

The Company is also party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given suit.

The Company had $10.2 million of unfunded commitments for its investments in partnerships at December 31, 2001.

        The United States Life Insurance Company in the City of New York

12. REINSURANCE

Reinsurance recoverable on paid losses was approximately $4.9 million, $5.0 million, and $7.5 million at December 31, 2001, 2000 and 1999, respectively. Reinsurance recoverable on unpaid losses was approximately $31.4 million, $36.4 million, and $84.0 million at December 31, 2001, 2000 and 1999, respectively. The effect of reinsurance on benefits to policyholders and beneficiaries was $334 million, $317 million, and $357 million during 2001, 2000 and 1999, respectively.

The Company participates in several reinsurance pools. These pools are managed and administered by reinsurance intermediaries on behalf of the Company. The pools involved various coverages including life, medical and disability.

Reinsurance transactions for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                2001                  2000                   1999
                                  -------------------------------------------------------------------
                                                             (In Thousands)
LIFE INSURANCE IN FORCE
      Gross                                  $78,704,399           $73,348,279            $71,277,741
      Assumed                                          -                     -                      -
      Ceded                                   54,654,089            48,226,467             44,938,362
                                  -------------------------------------------------------------------
      Net                                    $24,050,310           $25,121,812            $26,339,379
                                  ===================================================================
LIFE AND ANNUITY PREMIUMS
      Gross                                  $   218,428           $   222,111            $   218,536
      Assumed                                          4                     1                      3
      Ceded                                      151,250               151,919                151,258
                                  -------------------------------------------------------------------
      Net                                    $    67,182           $    70,193            $    67,281
                                  ===================================================================
A&H PREMIUMS
 Written
      Gross                                  $   405,211           $   399,864            $   443,363
      Assumed                                     14,669                13,859                 17,335
      Ceded                                      382,186               360,820                401,656
                                  -------------------------------------------------------------------
      Net                                    $    37,694           $    52,903            $    59,042
                                  ===================================================================
 Earned
      Gross                                  $   393,462           $   391,406            $   437,454
      Assumed                                     14,623                15,040                 17,498
      Ceded                                      372,217               354,235                396,408
                                  -------------------------------------------------------------------
      Net                                    $    35,868           $    52,211            $    58,544
                                  ===================================================================

        The United States Life Insurance Company in the City of New York

13. RESTRUCTURING AND RELATED CHARGES

On August 29, 2001, American General Corporation (AGC), the company's then ultimate parent company, was acquired by American International Group (AIG), a Delaware corporation. In connection with the acquisition, AIG issued approximately 290 million shares of its common stock in exchange for all of the outstanding common stock of AGC based on an exchange ratio of 0.5790 of a share of AIG common stock for each share of AGC common stock. This transaction was accounted for as a pooling of interests by AIG.

In conjunction with the acquisition, the Company recognized restructuring and related charges totaling $12.2 million covering primarily asset impairment charges relating to software and adjustments associated with conforming the company's balances to AIG's existing accounting policies and methodologies.

                           INDEX OF WORDS AND PHRASES

     This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                                                                PAGE TO SEE IN
DEFINED TERM                                                    THIS PROSPECTUS
------------                                                    ---------------
accumulation value..............................................         6
Administrative Center...........................................         1
alternative minimum death benefit...............................        15
amount at risk..................................................         7
automatic rebalancing...........................................         6
basis...........................................................        33
beneficiary.....................................................        38
cash surrender value............................................        20
close of business...............................................        41
Code............................................................        31
cost of insurance rates.........................................        40
daily charge....................................................         7
date of issue...................................................        41
death benefit option 1, option 2................................        15
declared fixed interest account option..........................        43
division........................................................        30
dollar cost averaging...........................................         5
Fund............................................................         2
full surrender..................................................        20
grace period....................................................        16
Home Office.....................................................         1
investment option...............................................         1
lapse...........................................................        16
loan, loan interest.............................................        21
maturity, maturity date.........................................        22
modified endowment contract.....................................        31
monthly deduction day...........................................        42
Monthly insurance charge........................................         7
Mutual Fund.....................................................         2
partial surrender...............................................        20
payment option..................................................        23
planned periodic premium........................................        16

                                                                PAGE TO SEE IN
DEFINED TERM                                                    THIS PROSPECTUS
------------                                                    ---------------
Platinum Investor...............................................         1
Policy..........................................................         1
Policy loan.....................................................        21
Policy month, year..............................................        41
preferred loan interest.........................................        22
premiums........................................................         4
premium payments................................................         4
prospectus......................................................         1
reinstate, reinstatement........................................        16
SEC.............................................................         2
separate account................................................         1
Separate Account USL VL-R.......................................        30
seven-pay test..................................................        31
specified amount................................................        15
surrender.......................................................        20
surrender charge................................................         8
transfers.......................................................        16
USL.............................................................        30
valuation date..................................................        41
you.............................................................        25

     We have filed a registration statement relating to Separate Account
USL VL-R and the Policy with the SEC. The registration statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus. If you would like the additional information, you may obtain it from the SEC's Website at http://www.sec.gov or main office in Washington, D.C. You will have to pay a fee for the material.

     You should rely only on the information contained in this prospectus or sales materials we have approved. We have not authorized anyone to provide you with information that is different. The policies are not available in all states. This prospectus is not an offer in any state to any person if the offer would be unlawful.

 AIG  AMERICAN GENERAL                          PRIVACY NOTICE

 AIG/American General understands that your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of our companies. This notice will help you understand what types of nonpublic personal information we may collect, how we use it and what we do to protect your privacy.

 . Our employees, representatives, agents and selected third parties may collect nonpublic information about you, including:

      -   Information provided to us, such as on applications or other forms

      - Information about transactions with us, our affiliates or third parties

      - Information from others, such as credit reporting agencies, employers, and federal and state agencies

 . The types of nonpublic personal information that we collect vary according to the products provided and may include your name, address, Social Security number, account balances, income, assets, insurance premiums, coverage and beneficiaries, credit reports, marital status and payment history. We also may collect nonpublic personal health information, such as medical reports, to underwrite insurance policies, administer claims or perform other insurance or related functions.

 . We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who provide products or services to you and who have been trained to handle nonpublic personal information in conformity with this notice.

 . We have policies and procedures that give directions to our employees, and to the agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

 . We maintain physical, electronic and procedural safeguards designed to protect nonpublic personal information.

 . We do not share nonpublic personal information about you except as permitted by law.

 . We may disclose all types of nonpublic personal information that we collect, including information regarding your transactions or experiences with us, when needed, to:

      (i) affiliated AIG/American General companies, including the American International Group family of companies, agents, employees, representatives and other third parties as permitted by law; or

      (ii) other financial institutions with whom we have joint marketing agreements.

 . Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks, attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker-dealers, auditors, regulators and reinsurers.

 . Unless authorized by you or by applicable law, we do not share your personally identifiable health information.

 . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG/American General.

 .   You will receive appropriate notice if our privacy policy changes.

 .   Our privacy policy applies to current and former customers.

 THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU DO
        NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS NOTICE.

 NEW MEXICO AND VERMONT RESIDENTS ONLY:

 Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure.

 Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

PART II

(OTHER INFORMATION)

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

     The United States Life Insurance Company in the City of New York's Bylaws provide in Article XI for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     The United States Life Insurance Company in the City of New York hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by The United States Life Insurance Company in the City of New York.

CONTENTS OF REGISTRATION STATEMENT
----------------------------------

This Registration Statement contains the following papers and documents:

The facing sheet.
Cross-Reference Table.
Prospectus, consisting of 59 pages of text, plus 39 financial pages of
     The United States Life Insurance Company in the City of New York.
The undertaking to file reports.
The Rule 484 undertaking.
Representation pursuant to Section 26(e)(2)(A).
The signatures.
Written Consents of the following persons: Written Consents of the following persons:

     Independent Auditors.

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

        (1) The United States Life Insurance Company in the City of New York Board of Directors resolution authorizing the establishment of The United States Life Insurance Company in the City of New York Separate Account USL VL-R and among other things the marketing of variable life products in New York. (3)

        (2)    Not applicable.

        (3)(a) Specimen form of Selling Group Agreement by and among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, and Selling Group Member. (4)

        (3)(b) Schedule of Commissions (incorporated by reference from the text included under the heading "Distribution of the Policies" in the prospectus that is filed as part of this Registration Statement).

        (4)    Not applicable.

        (5) Specimen form of the "Platinum Investor" Variable Universal Life Insurance Policy (Policy Form No. 97600N). (3)

        (6)(a) Copy of the Restated Charter of The United States Life Insurance Company in the City of New York). (1)

          (6)(b) Copy of the Bylaws, as amended May 24, 1994, of The United States Life Insurance Company in the City of New York). (1)

          (7)        Not applicable.

          (8)(a)(i) Participation Agreement by and among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, Van Kampen Life Investment Trust, Van Kampen Asset Management, Inc., and Van Kampen Distributors, Inc. (2)

          (8)(a)(ii) Form of Amendment No. 1 to Participation Agreement by and
                     among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, Van Kampen Life Investment Trust, Van Kampen Asset Management, Inc., and Van Kampen Distributors, Inc. (4)

          (8)(b)(i) Participation Agreement by and among The United States Life Insurance Company in the City of New York, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., and Miller Anderson & Sherrerd. (2)

          (8)(b)(ii) Form of Amendment No. 1 to Participation Agreement by and
                     among The United States Life Insurance Company in the City of New York, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., and Miller Anderson & Sherrerd. (4)

          (8)(c)(i) Form of Participation Agreement by and among A I M Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on behalf of itself and its separate accounts, and American General Securities Incorporated. (4)

          (8)(c)(ii) Form of Agreement with respect to Trademarks and Fund Names by and among A I M Distributors Inc., A I M Variable Insurance Funds Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (4)

          (8)(d)(i) Form of Participation Agreement among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Stock Portfolio Company and Variable Annuity Life Insurance Company. (4)

          (8)(d)(ii) Form of First Amendment to Participation Agreement among
                     The United States Life Insurance Company in the City of New York, American General

                     Securities Incorporated, American General Stock Portfolio Company and Variable Annuity Life Insurance Company. (5)

          (8)(e) Form of Fund Participation Agreement between The United States Life Insurance Company in the City of New York and Dreyfus Variable Insurance Fund. (4)

          (8)(f)(i) Form of Participation Agreement among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services. (4)

          (8)(f)(ii) Form of Amendment No. 1 to Participation Agreement among
                     MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (5)

          (8)(g) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and The United States Life Insurance Company in the City of New York. (4)

          (8)(h) Form of Participation Agreement among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, Safeco Resource Series Trust and Safeco Securities, Inc. (4)

          (8)(i) Form of Administrative Services Agreement between Safeco Asset Management Company and The United States Life Insurance Company in the City of New York. (4)

          (8)(j) Form of Administrative Services Agreement between Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherred, LLP and The United States Life Insurance Company in the City of New York. (4)

          (8)(k) Form of Administrative Services Agreement between Dreyfus Corporation and The United States Life Insurance Company in the City of New York. (4)

          (8)(l) Form of Administrative Services Agreement between The United States Life Insurance Company in the City of New York and A I M Advisors, Inc. (4)

          (8)(m) Form of Administrative Services Agreement between The United States Life Insurance Company in the City of New York and Van Kampen Asset Management Inc., dated as of December 1, 1998. (2)

          (8)(n) Form of Shareholder Services Agreement by and between the United States Life Insurance Company in the City of New York and American Century Investment Services, Inc. (5)

          (8)(o) Form of Fund Participation Agreement by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York (5)

          (8)(p) Form of Participation Agreement among Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and The United States Life Insurance Company in the City of New York. (5)

          (8)(q) Form of Participation Agreement among Ayco Asset Management, Ayco Series Trust and The United States Life Insurance Company in the City of New York. (5)

          (8)(r) Form of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (5)

          (8)(s) Form of Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York.
                 (5)

          (8)(t) Form of Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York and J.P. Morgan Series Trust II. (5)

          (8)(u) Form of Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York and Janus Aspen Series. (5)

          (8)(v) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, Warburg, Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (5)

          (8)(w) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (5)

          (8)(x) Form of Services Agreement by and between Pacific Investment Management Company, LLC and The United States Life Insurance Company in the City of New York. (5)

          (8)(y) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Credit Suisse Asset Management, LLC. (5)

          (8)(z) Form of Administrative Services Agreement by and between Ayco Asset Management and The United States Life Insurance Company in the City of New York. (5)

          (8)(aa) Form of Service Contract by and between Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (5)

          (8)(bb) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and The United States Life Insurance Company in the City of New York. (5)

          (8)(cc) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Morgan Guaranty Trust Company of New York.
                      (5)

          (8)(dd) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and The United States Life Insurance Company in the City of New York. (5)

          (8)(ee) Form of PIMCO Variable Insurance Trust Services Agreement by and between The United States Life Insurance Company in the City of New York and PIMCO Variable Insurance Trust.
                      (5)

          (8)(ff) Form of Administrative Services Agreement by and between Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York (5)

          (8)(gg)(i) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (7)

          (8)(gg)(ii) Form of Administrative Services Agreement by and between
                      The United States Life Insurance Company in the City of New York and Franklin Templeton Services, LLC. (7)

        (9)     Not applicable.

        (10)(a) Specimen form of application for life insurance issued by USL. (8)

        (10)(b) Specimen form of amended Supplemental Application. (Filed herewith)

        (10)(c) Form of amended Service Request Form.  (Filed herewith)

        (10)(d) Description of The United States Life Insurance Company in the City of New York's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940.
                (6)

        (11) Not applicable. Rule 17j(1)(c)(i) of the Investment Company Act of 1940 specifically exempts the Separate Account from adopting a code of ethics.

     Other Exhibits

         2(a) Opinion and Consent of Pauletta P. Cohn, General Counsel, Life Insurance Operations of American General Life Companies. (4)

         2(b)   Opinion and Consent of USL's actuary.  (4)

         3      Not applicable.

         4      Not applicable.

         6      Consent of Independent Auditors.  (Filed herewith)

         7      Powers of Attorney. (6)

--------------------------------------
(1) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-63673) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on September 18, 1998.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (File No. 333-63673) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on May 26, 1999.

(3) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on May 27, 1999.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on November 5, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on October 20, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on April 24, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on December 4, 2001.

(8) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on April 15, 2002.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, The United States Life Insurance Company in the City of New York Separate Account USL VL-R, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Houston, and state of Texas, on the 16th day of April, 2002.


                         THE UNITED STATES LIFE INSURANCE
                         COMPANY IN THE CITY OF NEW YORK
                         SEPARATE ACCOUNT USL VL-R
                         (Registrant)

                         BY:  THE UNITED STATES LIFE INSURANCE
                              COMPANY IN THE CITY OF NEW YORK
                              (On behalf of the Registrant and itself)



                         BY:    /S/ ROBERT F. HERBERT, JR.
                               ---------------------------------------------
                              Robert F. Herbert, Jr.
                              Senior Vice President


[SEAL]



ATTEST:   /S/ LAUREN W. JONES
          ---------------------------
          Lauren W. Jones
          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                     Title                     Date
---------                     -----                     ----



/S/ RODNEY O. MARTIN, JR.     Director and Chairman    April 16, 2002
-------------------------
Rodney O. Martin, Jr.



/S/ DAVID J. DIETZ            Director and President   April 16, 2002
------------------
David J. Dietz



/S/ DAVID L. HERZOG           Director and Chief        April 16, 2002
-------------------           Financial Officer
David L. Herzog



/S/ M. BERNARD AIDINOFF       Director                  April 16, 2002
-----------------------
M. Bernard Aidinoff



/S/ MARION E. FAJEN           Director                  April 16, 2002
-------------------
Marion E. Fajen



/S/ PATRICK J. FOLEY          Director                  April 16, 2002
--------------------
Patrick J. Foley



/S/ CECIL C. GAMWELL, III     Director                  April 16, 2002
-------------------------
Cecil C. Gamwell, III

Signature                     Title                     Date
---------                     -----                     ----



/S/ JACK R. HARNES            Director                  April 16, 2002
------------------
Jack R. Harnes



/S/ ROBERT F. HERBERT, JR.    Director                  April 16, 2002
--------------------------
Robert F. Herbert, Jr.



/S/ JOHN I. HOWELL            Director                  April 16, 2002
------------------
John I. Howell



---------------------
William M. Keeler             Director



/S/ R. KENDALL NOTTINGHAM     Director                  April 16, 2002
-------------------------
R. Kendall Nottingham



/S/ NICHOLAS A. O'KULICH      Director                  April 16, 2002
------------------------
Nicholas A. O'Kulich



/S/ GARY D. REDDICK           Director                  April 16, 2002
-------------------
Gary D. Reddick

EXHIBIT INDEX:

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (10)(b) Specimen Form of amended Variable Universal Life Insurance Supplemental Application.

          (10)(c) Form of amended Service Request Form.

     2.  Other Exhibits

          6       Consent of Independent Auditors.



                                      E-1